Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000253738
Shareholder Report [Line Items]
Fund Name	VanEck AA-BB CLO ETF
Class Name	VanEck AA-BB CLO ETF
Trading Symbol	CLOB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high interest rates, even as the Federal Reserve restarted its easing cycle in September, and benefited from spread tightening.

  The Fund slightly underperformed its benchmark, the J.P. Morgan CLO Balanced Mezzanine Index, and most of the underperformance occurred in April. The Fund largely made up for this underperformance through the rest of the period.

  Single-A rated CLOs contributed positively to returns relative to the benchmark, while AA, BBB and BB rated CLOs detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	J.P. Morgan CLOIE Balanced Mezzanine Index
Sep 24	$10,000	$10,000	$10,000
Sep 24	$10,031	$9,970	$10,025
Oct 24	$10,116	$9,726	$10,123
Nov 24	$10,205	$9,824	$10,205
Dec 24	$10,288	$9,665	$10,285
Jan 25	$10,379	$9,721	$10,376
Feb 25	$10,428	$9,931	$10,427
Mar 25	$10,404	$9,935	$10,390
Apr 25	$10,346	$9,971	$10,385
May 25	$10,549	$9,900	$10,566
Jun 25	$10,625	$10,051	$10,638
Jul 25	$10,722	$10,030	$10,724
Aug 25	$10,793	$10,148	$10,796
Sep 25	$10,860	$10,258	$10,870
Oct 25	$10,893	$10,323	$10,904
Nov 25	$10,878	$10,386	$10,938
Dec 25	$11,002	$10,356	$11,016

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck AA-BB CLO ETF	6.94%	7.82%
J.P. Morgan CLOIE Balanced Mezzanine Index	7.10%	7.92%
ICE BofA US Broad Market Index	7.15%	2.80%

* Inception of Fund: 09/24/2024.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 151,981,350
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 505,803
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,981,350 Number of Portfolio Holdings50 Portfolio Turnover Rate47% Advisory Fees Paid$505,803
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Government		4.6%
Collateralized Loan Obligations		94.0%

Largest Holdings [Text Block]

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Octagon 64 Ltd., 5.57%, 7/21/2037	6.6%
Rockford Tower CLO 2022-1 Ltd., 5.58%, 7/20/2035	4.6%
Dryden 95 CLO Ltd., 6.94%, 8/20/2034	4.6%
Rockford Tower CLO 2021-2 Ltd., 5.58%, 7/20/2034	4.3%
Capital Four US CLO III Ltd., 6.07%, 4/21/2038	3.3%
Signal Peak CLO 4 Ltd., 5.51%, 10/26/2034	3.3%
Brant Point CLO 2025-8 Ltd., 5.66%, 3/31/2038	3.3%
KKR CLO 36 Ltd., 5.65%, 10/15/2034	3.3%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.28%, 10/20/2036	3.3%
Sound Point CLO XXIX Ltd., 5.50%, 4/25/2034	3.3%
Footnote	Description
Footnote*	Excludes short-term investments

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000066393
Shareholder Report [Line Items]
Fund Name	VanEck Africa Index ETF
Class Name	VanEck Africa Index ETF
Trading Symbol	AFK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$101	0.76%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period as improving economic growth, firm commodity prices and increased investor interest contributed to broader regional equity gains.

  From a country of risk perspective, South Africa contributed the most to the Fund’s performance during the period, followed by the United Kingdom and Morocco. India was the only detractor during the period.

  In terms of sectors, the Materials sector contributed the most to the Fund’s performance during the period, followed by Financials and Communication Services. The Energy sector detracted the most from the Fund’s performance during the period, followed by Health Care.

  The leading individual contributors to performance were Airtel Africa Plc, Barrick Mining Corporation and Anglogold Ashanti PLC.

  The leading individual detractors to performance were Kosmos Energy Ltd., MakeMyTrip Ltd. and Ivanhoe Mines Ltd. Class A.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® GDP Africa Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,216	$9,397	$9,148
Feb 16	$9,503	$9,332	$9,509
Mar 16	$10,491	$10,024	$10,496
Apr 16	$11,745	$10,172	$11,738
May 16	$11,309	$10,185	$11,326
Jun 16	$11,165	$10,123	$11,179
Jul 16	$11,645	$10,559	$11,712
Aug 16	$11,231	$10,595	$11,292
Sep 16	$11,491	$10,660	$11,572
Oct 16	$11,623	$10,479	$11,719
Nov 16	$10,889	$10,558	$11,060
Dec 16	$11,394	$10,786	$11,630
Jan 17	$12,114	$11,081	$12,310
Feb 17	$11,564	$11,392	$12,240
Mar 17	$11,751	$11,532	$12,291
Apr 17	$11,881	$11,711	$12,553
May 17	$12,199	$11,970	$12,858
Jun 17	$12,352	$12,024	$12,971
Jul 17	$13,146	$12,360	$13,840
Aug 17	$13,611	$12,408	$14,085
Sep 17	$13,220	$12,647	$13,708
Oct 17	$13,276	$12,910	$13,774
Nov 17	$13,770	$13,160	$14,302
Dec 17	$14,358	$13,372	$14,964
Jan 18	$15,093	$14,127	$15,715
Feb 18	$14,827	$13,533	$15,506
Mar 18	$14,746	$13,244	$15,384
Apr 18	$14,688	$13,370	$15,341
May 18	$14,022	$13,387	$14,648
Jun 18	$13,634	$13,314	$14,272
Jul 18	$13,669	$13,716	$14,307
Aug 18	$12,790	$13,824	$13,379
Sep 18	$12,541	$13,884	$13,146
Oct 18	$11,684	$12,843	$12,251
Nov 18	$11,893	$13,031	$12,458
Dec 18	$11,817	$12,113	$12,416
Jan 19	$12,952	$13,070	$13,578
Feb 19	$12,858	$13,419	$13,518
Mar 19	$12,740	$13,588	$13,390
Apr 19	$13,058	$14,047	$13,724
May 19	$12,193	$13,214	$12,843
Jun 19	$13,141	$14,079	$13,856
Jul 19	$12,494	$14,120	$13,210
Aug 19	$11,919	$13,785	$12,584
Sep 19	$11,922	$14,075	$12,486
Oct 19	$12,052	$14,460	$12,629
Nov 19	$12,230	$14,813	$12,830
Dec 19	$12,823	$15,335	$13,504
Jan 20	$12,035	$15,166	$12,716
Feb 20	$10,886	$13,941	$11,407
Mar 20	$8,036	$12,059	$8,519
Apr 20	$9,270	$13,350	$9,951
May 20	$9,602	$13,931	$10,174
Jun 20	$10,328	$14,376	$10,899
Jul 20	$10,839	$15,137	$11,522
Aug 20	$11,172	$16,063	$11,927
Sep 20	$11,031	$15,545	$11,755
Oct 20	$11,338	$15,167	$12,062
Nov 20	$12,192	$17,037	$13,107
Dec 20	$13,117	$17,828	$14,072
Jan 21	$13,482	$17,747	$14,480
Feb 21	$13,651	$18,158	$14,576
Mar 21	$13,491	$18,643	$14,459
Apr 21	$13,950	$19,458	$14,934
May 21	$14,573	$19,761	$15,598
Jun 21	$14,026	$20,021	$15,051
Jul 21	$13,973	$20,159	$15,012
Aug 21	$14,150	$20,664	$15,173
Sep 21	$13,475	$19,810	$14,515
Oct 21	$13,815	$20,821	$14,932
Nov 21	$13,082	$20,320	$14,139
Dec 21	$13,601	$21,133	$14,724
Jan 22	$13,824	$20,095	$14,860
Feb 22	$14,278	$19,576	$15,366
Mar 22	$14,363	$20,000	$15,532
Apr 22	$13,317	$18,399	$14,460
May 22	$12,895	$18,420	$14,044
Jun 22	$11,347	$16,868	$12,281
Jul 22	$11,634	$18,046	$12,556
Aug 22	$11,236	$17,381	$12,159
Sep 22	$10,136	$15,717	$11,152
Oct 22	$10,283	$16,666	$11,309
Nov 22	$11,645	$17,958	$12,839
Dec 22	$11,106	$17,252	$12,369
Jan 23	$11,767	$18,488	$13,138
Feb 23	$11,139	$17,958	$12,578
Mar 23	$11,080	$18,512	$12,449
Apr 23	$10,799	$18,778	$12,304
May 23	$10,107	$18,577	$11,665
Jun 23	$10,351	$19,656	$11,778
Jul 23	$11,216	$20,375	$12,944
Aug 23	$10,412	$19,806	$12,016
Sep 23	$10,044	$18,987	$11,738
Oct 23	$9,424	$18,416	$11,073
Nov 23	$10,055	$20,116	$11,907
Dec 23	$10,169	$21,082	$12,250
Jan 24	$9,688	$21,206	$11,780
Feb 24	$9,528	$22,116	$11,483
Mar 24	$10,672	$22,810	$12,887
Apr 24	$10,711	$22,057	$12,998
May 24	$11,129	$22,953	$13,454
Jun 24	$11,275	$23,464	$13,680
Jul 24	$11,553	$23,843	$14,036
Aug 24	$11,780	$24,448	$14,344
Sep 24	$12,253	$25,016	$14,954
Oct 24	$11,924	$24,455	$14,547
Nov 24	$11,688	$25,369	$14,252
Dec 24	$11,263	$24,769	$13,766
Jan 25	$12,012	$25,600	$14,713
Feb 25	$11,909	$25,446	$14,550
Mar 25	$12,517	$24,441	$15,296
Apr 25	$12,792	$24,669	$15,661
May 25	$13,401	$26,087	$16,429
Jun 25	$14,289	$27,258	$17,519
Jul 25	$14,823	$27,628	$18,216
Aug 25	$15,851	$28,310	$19,443
Sep 25	$17,294	$29,336	$21,234
Oct 25	$17,297	$29,992	$21,257
Nov 25	$17,722	$29,989	$21,764
Dec 25	$18,978	$30,302	$23,342

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Africa Index ETF	68.50%	7.67%	6.62%
MVIS® GDP Africa Index	69.57%	10.65%	8.85%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 107,286,040
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 308,288
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$107,286,040 Number of Portfolio Holdings71 Portfolio Turnover Rate36% Advisory Fees Paid$308,288
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.5%
Energy		2.1%
Industrials		3.2%
Consumer Staples		3.3%
Consumer Discretionary		7.4%
Communication Services		12.6%
Financials		32.6%
Materials		38.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Attijariwafa Bank	6.2%
Airtel Africa PLC	4.9%
Endeavour Mining PLC	4.8%
Naspers Ltd.	4.5%
Anglo American PLC	4.2%
Ivanhoe Mines Ltd.	3.9%
Banque Centrale Populaire	3.3%
Perseus Mining Ltd.	3.3%
Gold Fields Ltd.	3.2%
Guaranty Trust Holding Co. PLC	3.0%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2025 from 0.88% for the year ended December 31, 2024 primarily resulting from lower interest expense and an increase in average net assets.

Material Fund Change Expenses [Text Block]

The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2025 from 0.88% for the year ended December 31, 2024 primarily resulting from lower interest expense and an increase in average net assets.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000051120
Shareholder Report [Line Items]
Fund Name	VanEck Agribusiness ETF
Class Name	VanEck Agribusiness ETF
Trading Symbol	MOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving global agribusiness fundamentals amid easing cost pressures and stabilizing supply-demand dynamics.

  The health care sector, which includes Bayer as a result its 2018 acquisition of Monsanto, rebounded from the prior-year’s detraction and ended the period as the Fund’s largest contributor. Materials, consumer staples, and industrials all contributed positively to performance.

  From a country perspective, Germany was the largest contributor due to strong performance from select holdings, while the United States detracted modestly as a result of its higher portfolio weighting and lower relative returns.

  The leading individual contributors to performance were Bayer and Nutrien.

  The leading detractors were Zoetis and FMC.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Agribusiness Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,456	$9,397	$9,401
Feb 16	$9,598	$9,332	$9,577
Mar 16	$10,028	$10,024	$10,002
Apr 16	$10,445	$10,172	$10,464
May 16	$10,548	$10,185	$10,526
Jun 16	$10,307	$10,123	$10,250
Jul 16	$10,537	$10,559	$10,517
Aug 16	$10,971	$10,595	$10,938
Sep 16	$10,730	$10,660	$10,682
Oct 16	$10,610	$10,479	$10,583
Nov 16	$10,945	$10,558	$10,902
Dec 16	$11,274	$10,786	$11,251
Jan 17	$11,724	$11,081	$11,694
Feb 17	$11,808	$11,392	$11,778
Mar 17	$11,720	$11,532	$11,693
Apr 17	$11,974	$11,711	$11,957
May 17	$12,038	$11,970	$12,009
Jun 17	$12,091	$12,024	$12,041
Jul 17	$12,446	$12,360	$12,411
Aug 17	$12,367	$12,408	$12,327
Sep 17	$12,933	$12,647	$12,889
Oct 17	$13,208	$12,910	$13,161
Nov 17	$13,449	$13,160	$13,397
Dec 17	$13,719	$13,372	$13,695
Jan 18	$14,349	$14,127	$14,236
Feb 18	$13,897	$13,533	$13,819
Mar 18	$13,736	$13,244	$13,615
Apr 18	$13,794	$13,370	$13,714
May 18	$13,915	$13,387	$13,825
Jun 18	$13,841	$13,314	$13,758
Jul 18	$14,235	$13,716	$14,138
Aug 18	$14,447	$13,824	$14,354
Sep 18	$14,645	$13,884	$14,556
Oct 18	$13,703	$12,843	$13,622
Nov 18	$13,923	$13,031	$13,834
Dec 18	$12,929	$12,113	$12,861
Jan 19	$13,954	$13,070	$13,868
Feb 19	$14,045	$13,419	$13,972
Mar 19	$14,142	$13,588	$14,057
Apr 19	$14,591	$14,047	$14,504
May 19	$13,733	$13,214	$13,668
Jun 19	$15,132	$14,079	$15,043
Jul 19	$15,146	$14,120	$15,097
Aug 19	$14,933	$13,785	$14,862
Sep 19	$14,912	$14,075	$14,844
Oct 19	$15,113	$14,460	$15,062
Nov 19	$14,998	$14,813	$14,942
Dec 19	$15,734	$15,335	$15,690
Jan 20	$14,905	$15,166	$14,908
Feb 20	$13,770	$13,941	$13,687
Mar 20	$11,776	$12,059	$11,762
Apr 20	$12,774	$13,350	$12,739
May 20	$13,493	$13,931	$13,410
Jun 20	$13,818	$14,376	$13,741
Jul 20	$14,699	$15,137	$14,628
Aug 20	$15,586	$16,063	$15,531
Sep 20	$15,496	$15,545	$15,446
Oct 20	$15,222	$15,167	$15,171
Nov 20	$17,222	$17,037	$17,180
Dec 20	$18,051	$17,828	$17,996
Jan 21	$18,286	$17,747	$18,254
Feb 21	$19,649	$18,158	$19,599
Mar 21	$20,298	$18,643	$20,245
Apr 21	$21,164	$19,458	$21,128
May 21	$21,544	$19,761	$21,486
Jun 21	$21,132	$20,021	$21,092
Jul 21	$21,288	$20,159	$21,256
Aug 21	$21,535	$20,664	$21,515
Sep 21	$21,147	$19,810	$21,170
Oct 21	$22,127	$20,821	$22,120
Nov 21	$21,068	$20,320	$21,089
Dec 21	$22,383	$21,133	$22,407
Jan 22	$21,833	$20,095	$21,825
Feb 22	$22,538	$19,576	$22,567
Mar 22	$24,507	$20,000	$24,584
Apr 22	$23,128	$18,399	$23,221
May 22	$23,303	$18,420	$23,344
Jun 22	$20,318	$16,868	$20,336
Jul 22	$21,548	$18,046	$21,572
Aug 22	$21,301	$17,381	$21,366
Sep 22	$18,954	$15,717	$19,017
Oct 22	$20,854	$16,666	$20,914
Nov 22	$21,864	$17,958	$21,879
Dec 22	$20,604	$17,252	$20,695
Jan 23	$22,058	$18,488	$22,106
Feb 23	$21,291	$17,958	$21,375
Mar 23	$20,853	$18,512	$20,907
Apr 23	$20,493	$18,778	$20,543
May 23	$18,502	$18,577	$18,539
Jun 23	$19,570	$19,656	$19,600
Jul 23	$20,995	$20,375	$21,037
Aug 23	$20,045	$19,806	$20,100
Sep 23	$18,889	$18,987	$18,954
Oct 23	$17,395	$18,416	$17,431
Nov 23	$17,642	$20,116	$17,685
Dec 23	$18,835	$21,082	$18,903
Jan 24	$17,534	$21,206	$17,626
Feb 24	$17,937	$22,116	$18,006
Mar 24	$18,572	$22,810	$18,647
Apr 24	$17,672	$22,057	$17,771
May 24	$17,948	$22,953	$17,989
Jun 24	$17,339	$23,464	$17,401
Jul 24	$17,789	$23,843	$17,863
Aug 24	$18,201	$24,448	$18,260
Sep 24	$18,642	$25,016	$18,714
Oct 24	$17,623	$24,455	$17,713
Nov 24	$17,782	$25,369	$17,849
Dec 24	$16,530	$24,769	$16,616
Jan 25	$17,723	$25,600	$17,826
Feb 25	$17,412	$25,446	$17,483
Mar 25	$17,339	$24,441	$17,403
Apr 25	$17,603	$24,669	$17,672
May 25	$18,457	$26,087	$18,554
Jun 25	$18,754	$27,258	$18,840
Jul 25	$18,546	$27,628	$18,663
Aug 25	$19,076	$28,310	$19,178
Sep 25	$18,758	$29,336	$18,846
Oct 25	$18,217	$29,992	$18,317
Nov 25	$18,668	$29,989	$18,766
Dec 25	$19,014	$30,302	$19,134

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Agribusiness ETF	15.03%	1.04%	6.64%
MVIS® Global Agribusiness Index	15.15%	1.23%	6.70%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 574,540,696
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,979,225
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$574,540,696 Number of Portfolio Holdings51 Portfolio Turnover Rate17% Advisory Fees Paid$2,979,225
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		18.6%
Industrials		19.3%
Materials		24.9%
Consumer Staples		37.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Zoetis, Inc.	8.4%
Deere & Co.	7.8%
Bayer AG	7.0%
Corteva, Inc.	6.6%
Nutrien Ltd.	6.1%
Archer-Daniels-Midland Co.	5.3%
Tyson Foods, Inc.	5.0%
CF Industries Holdings, Inc.	3.8%
Mowi ASA	3.7%
Kubota Corp.	3.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102898
Shareholder Report [Line Items]
Fund Name	VanEck BDC Income ETF
Class Name	VanEck BDC Income ETF
Trading Symbol	BIZD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck BDC Income ETF	$41	0.42%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Business development company equities were pressured during the period as discounts to NAV widened amid changing rate expectations and a shift in sentiment following select idiosyncratic credit events in the direct lending market.

  Sixth Street Specialty Lending, Inc. was the top contributor to Fund performance during the period, while Blackstone Secured Lending Fund was the greatest detractor.

  The Fund utilized index-linked swaps to achieve its investment objective of replicating as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Business Development Companies Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	MVIS® US Business Development Companies Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,649	$9,504	$9,412
Feb 16	$9,903	$9,491	$9,661
Mar 16	$10,737	$10,135	$10,469
Apr 16	$10,979	$10,174	$10,695
May 16	$10,832	$10,357	$10,541
Jun 16	$11,146	$10,384	$10,841
Jul 16	$11,791	$10,766	$11,465
Aug 16	$12,338	$10,782	$11,991
Sep 16	$12,153	$10,784	$11,811
Oct 16	$11,987	$10,587	$11,648
Nov 16	$12,476	$10,979	$12,116
Dec 16	$12,595	$11,196	$12,484
Jan 17	$12,957	$11,408	$12,570
Feb 17	$13,591	$11,861	$13,183
Mar 17	$13,705	$11,875	$13,301
Apr 17	$13,907	$11,997	$13,498
May 17	$13,065	$12,166	$12,683
Jun 17	$13,297	$12,242	$12,913
Jul 17	$13,393	$12,494	$13,010
Aug 17	$12,660	$12,532	$12,304
Sep 17	$13,201	$12,790	$12,839
Oct 17	$12,833	$13,089	$12,489
Nov 17	$12,984	$13,490	$12,634
Dec 17	$12,530	$13,640	$12,509
Jan 18	$12,687	$14,421	$12,353
Feb 18	$12,222	$13,890	$11,899
Mar 18	$12,586	$13,537	$12,255
Apr 18	$12,784	$13,589	$12,456
May 18	$13,276	$13,916	$12,933
Jun 18	$13,212	$14,002	$12,875
Jul 18	$13,840	$14,523	$13,485
Aug 18	$14,034	$14,996	$13,680
Sep 18	$13,840	$15,081	$13,490
Oct 18	$13,271	$14,050	$12,942
Nov 18	$13,345	$14,337	$13,011
Dec 18	$11,802	$13,042	$11,835
Jan 19	$13,637	$14,087	$13,302
Feb 19	$14,063	$14,540	$13,717
Mar 19	$13,927	$14,822	$13,588
Apr 19	$14,480	$15,422	$14,128
May 19	$14,007	$14,442	$13,669
Jun 19	$14,532	$15,460	$14,186
Jul 19	$14,695	$15,682	$14,352
Aug 19	$14,725	$15,434	$14,382
Sep 19	$15,073	$15,723	$14,723
Oct 19	$14,962	$16,063	$14,611
Nov 19	$15,458	$16,646	$15,101
Dec 19	$15,286	$17,149	$15,264
Jan 20	$15,712	$17,142	$15,355
Feb 20	$14,121	$15,731	$13,800
Mar 20	$8,747	$13,788	$8,482
Apr 20	$10,459	$15,555	$10,127
May 20	$11,742	$16,296	$11,350
Jun 20	$11,751	$16,620	$11,348
Jul 20	$11,731	$17,558	$11,315
Aug 20	$12,286	$18,820	$11,852
Sep 20	$12,222	$18,105	$11,792
Oct 20	$11,696	$17,623	$11,280
Nov 20	$14,214	$19,552	$13,704
Dec 20	$14,197	$20,304	$14,022
Jan 21	$14,861	$20,099	$14,341
Feb 21	$16,401	$20,653	$15,832
Mar 21	$17,132	$21,558	$16,546
Apr 21	$18,180	$22,708	$17,581
May 21	$18,507	$22,867	$17,900
Jun 21	$18,587	$23,401	$17,999
Jul 21	$18,710	$23,956	$18,124
Aug 21	$18,951	$24,685	$18,365
Sep 21	$18,952	$23,537	$18,370
Oct 21	$19,800	$25,186	$19,204
Nov 21	$19,302	$25,011	$18,727
Dec 21	$19,850	$26,132	$19,265
Jan 22	$20,272	$24,780	$19,681
Feb 22	$20,225	$24,038	$19,641
Mar 22	$20,582	$24,931	$20,007
Apr 22	$19,676	$22,757	$19,133
May 22	$19,002	$22,798	$18,481
Jun 22	$17,738	$20,916	$17,244
Jul 22	$19,178	$22,845	$18,668
Aug 22	$19,150	$21,913	$18,641
Sep 22	$16,343	$19,895	$15,888
Oct 22	$18,281	$21,506	$17,785
Nov 22	$19,146	$22,708	$18,625
Dec 22	$18,107	$21,399	$17,615
Jan 23	$19,598	$22,744	$19,064
Feb 23	$19,862	$22,189	$19,323
Mar 23	$18,965	$23,004	$18,457
Apr 23	$19,164	$23,363	$18,636
May 23	$19,352	$23,464	$18,814
Jun 23	$20,231	$25,015	$19,672
Jul 23	$21,370	$25,818	$20,784
Aug 23	$21,347	$25,407	$20,762
Sep 23	$21,685	$24,196	$21,097
Oct 23	$20,750	$23,687	$20,171
Nov 23	$22,072	$25,850	$21,456
Dec 23	$22,984	$27,025	$22,350
Jan 24	$23,344	$27,479	$22,702
Feb 24	$23,337	$28,946	$22,695
Mar 24	$24,240	$29,878	$23,570
Apr 24	$24,536	$28,657	$23,845
May 24	$25,528	$30,078	$24,809
Jun 24	$25,203	$31,157	$24,485
Jul 24	$25,247	$31,537	$24,533
Aug 24	$24,876	$32,302	$24,171
Sep 24	$25,046	$32,992	$24,337
Oct 24	$25,288	$32,692	$24,575
Nov 24	$26,357	$34,612	$25,615
Dec 24	$26,526	$33,786	$25,784
Jan 25	$27,940	$34,727	$27,173
Feb 25	$28,053	$34,274	$27,285
Mar 25	$26,873	$32,343	$26,140
Apr 25	$25,111	$32,124	$24,364
May 25	$26,521	$34,146	$25,744
Jun 25	$26,789	$35,882	$26,004
Jul 25	$27,301	$36,687	$26,512
Aug 25	$27,221	$37,431	$26,447
Sep 25	$25,206	$38,797	$24,514
Oct 25	$24,926	$39,706	$24,251
Nov 25	$25,355	$39,803	$24,677
Dec 25	$25,301	$39,827	$24,636

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck BDC Income ETF	(4.62)%	12.25%	9.73%
MVIS® US Business Development Companies Index	(4.45)%	11.93%	9.44%
S&P 500 Index	17.88%	14.42%	14.82%

MVBDCTRG replaced the MVIS® US Business Development Companies Index (MVBIZDTG) effective June 19, 2023. Index history prior to June 19, 2023 reflects the performance of the MVIS® US Business Development Companies Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,606,047,024
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 6,190,323
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,606,047,024 Number of Portfolio Holdings33 Portfolio Turnover Rate28% Advisory Fees Paid$6,190,323
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		32.2%
Financials		67.8%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of (0.4)%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of (0.4)%
Largest Holdings [Text Block]

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Ares Capital Corp.	15.5%
Blue Owl Capital Corp.	9.1%
Blackstone Secured Lending Fund	7.7%
Hercules Capital, Inc.	3.3%
Main Street Capital Corp.	3.2%
Golub Capital BDC, Inc.	3.1%
FS KKR Capital Corp.	3.1%
Sixth Street Specialty Lending, Inc.	2.5%
Capital Southwest Corp.	1.6%
Morgan Stanley Direct Lending Fund	1.5%
Footnote	Description
Footnote*	Excludes short-term investments

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000076451
Shareholder Report [Line Items]
Fund Name	VanEck Brazil Small-Cap ETF
Class Name	VanEck Brazil Small-Cap ETF
Trading Symbol	BRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$76	0.60%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period as improving domestic economic activity, resilient export demand and broad equity market strength lifted valuations, despite headwinds from high interest rates and trade tensions.

  The Consumer Discretionary sector contributed the most to the Fund’s performance during the period, followed by Utilities and Financials.

  The leading individual contributors to performance were Modec, Inc., Inter & Co., Inc. and Cyrela Brazil Realty SA Empreendimentos e Participacoes.

  There were no negative detractors to the Fund’s performance during the period from a sector-level perspective.

  The leading individual detractors to performance were Brava Energia SA, Raizen SA and Sao Martinho S.A.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Brazil Small-Cap Index	S&P 500 Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$9,109	$9,397	$9,044	$9,504
Feb 16	$9,607	$9,332	$9,666	$9,491
Mar 16	$11,887	$10,024	$12,030	$10,135
Apr 16	$13,027	$10,172	$12,973	$10,174
May 16	$12,002	$10,185	$12,040	$10,357
Jun 16	$14,492	$10,123	$14,519	$10,384
Jul 16	$16,398	$10,559	$16,451	$10,766
Aug 16	$16,648	$10,595	$16,635	$10,782
Sep 16	$16,312	$10,660	$16,346	$10,784
Oct 16	$17,893	$10,479	$18,055	$10,587
Nov 16	$15,575	$10,558	$15,603	$10,979
Dec 16	$16,092	$10,786	$16,164	$11,196
Jan 17	$18,301	$11,081	$18,425	$11,408
Feb 17	$20,000	$11,392	$20,105	$11,861
Mar 17	$19,900	$11,532	$19,755	$11,875
Apr 17	$20,300	$11,711	$20,278	$11,997
May 17	$19,570	$11,970	$19,661	$12,166
Jun 17	$19,510	$12,024	$19,663	$12,242
Jul 17	$22,089	$12,360	$22,221	$12,494
Aug 17	$23,658	$12,408	$23,867	$12,532
Sep 17	$24,728	$12,647	$24,981	$12,790
Oct 17	$23,948	$12,910	$24,186	$13,089
Nov 17	$23,238	$13,160	$23,517	$13,490
Dec 17	$24,414	$13,372	$24,712	$13,640
Jan 18	$26,506	$14,127	$26,981	$14,421
Feb 18	$25,805	$13,533	$26,130	$13,890
Mar 18	$25,136	$13,244	$25,350	$13,537
Apr 18	$23,932	$13,370	$24,410	$13,589
May 18	$20,542	$13,387	$20,886	$13,916
Jun 18	$18,815	$13,314	$19,264	$14,002
Jul 18	$20,249	$13,716	$20,434	$14,523
Aug 18	$18,124	$13,824	$18,101	$14,996
Sep 18	$17,779	$13,884	$18,136	$15,081
Oct 18	$21,452	$12,843	$21,725	$14,050
Nov 18	$21,222	$13,031	$21,436	$14,337
Dec 18	$21,568	$12,113	$21,913	$13,042
Jan 19	$24,987	$13,070	$25,312	$14,087
Feb 19	$24,448	$13,419	$24,808	$14,540
Mar 19	$23,123	$13,588	$23,592	$14,822
Apr 19	$23,802	$14,047	$24,052	$15,422
May 19	$23,500	$13,214	$23,940	$14,442
Jun 19	$25,794	$14,079	$26,271	$15,460
Jul 19	$26,875	$14,120	$27,674	$15,682
Aug 19	$25,066	$13,785	$25,578	$15,434
Sep 19	$25,095	$14,075	$25,552	$15,723
Oct 19	$26,252	$14,460	$26,779	$16,063
Nov 19	$25,950	$14,813	$26,561	$16,646
Dec 19	$30,370	$15,335	$30,990	$17,149
Jan 20	$28,954	$15,166	$29,710	$17,142
Feb 20	$25,599	$13,941	$26,021	$15,731
Mar 20	$14,537	$12,059	$14,968	$13,788
Apr 20	$15,928	$13,350	$16,445	$15,555
May 20	$16,810	$13,931	$17,031	$16,296
Jun 20	$18,453	$14,376	$18,818	$16,620
Jul 20	$20,445	$15,137	$21,036	$17,558
Aug 20	$19,612	$16,063	$20,154	$18,820
Sep 20	$18,406	$15,545	$18,892	$18,105
Oct 20	$17,597	$15,167	$18,058	$17,623
Nov 20	$21,795	$17,037	$22,369	$19,552
Dec 20	$24,067	$17,828	$24,759	$20,304
Jan 21	$22,189	$17,747	$22,940	$20,099
Feb 21	$21,182	$18,158	$21,949	$20,653
Mar 21	$22,050	$18,643	$22,707	$21,558
Apr 21	$23,854	$19,458	$24,650	$22,708
May 21	$26,278	$19,761	$27,066	$22,867
Jun 21	$27,757	$20,021	$28,468	$23,401
Jul 21	$25,221	$20,159	$26,313	$23,956
Aug 21	$24,298	$20,664	$25,325	$24,685
Sep 21	$21,521	$19,810	$22,282	$23,537
Oct 21	$18,432	$20,821	$19,126	$25,186
Nov 21	$17,970	$20,320	$18,555	$25,011
Dec 21	$18,922	$21,133	$19,691	$26,132
Jan 22	$20,479	$20,095	$21,259	$24,780
Feb 22	$19,892	$19,576	$20,743	$24,038
Mar 22	$23,226	$20,000	$24,051	$24,931
Apr 22	$20,513	$18,399	$21,200	$22,757
May 22	$20,928	$18,420	$21,719	$22,798
Jun 22	$16,179	$16,868	$16,768	$20,916
Jul 22	$17,137	$18,046	$17,685	$22,845
Aug 22	$18,571	$17,381	$19,335	$21,913
Sep 22	$17,690	$15,717	$18,318	$19,895
Oct 22	$19,405	$16,666	$19,878	$21,506
Nov 22	$17,217	$17,958	$17,661	$22,708
Dec 22	$16,404	$17,252	$17,114	$21,399
Jan 23	$17,827	$18,488	$18,544	$22,744
Feb 23	$15,875	$17,958	$16,618	$22,189
Mar 23	$16,047	$18,512	$16,750	$23,004
Apr 23	$16,795	$18,778	$17,490	$23,363
May 23	$18,914	$18,577	$19,605	$23,464
Jun 23	$21,872	$19,656	$22,729	$25,015
Jul 23	$23,003	$20,375	$23,944	$25,818
Aug 23	$20,641	$19,806	$21,601	$25,407
Sep 23	$19,800	$18,987	$20,828	$24,196
Oct 23	$17,885	$18,416	$18,746	$23,687
Nov 23	$20,438	$20,116	$21,422	$25,850
Dec 23	$22,332	$21,082	$23,525	$27,025
Jan 24	$20,717	$21,206	$21,875	$27,479
Feb 24	$20,860	$22,116	$21,979	$28,946
Mar 24	$21,254	$22,810	$22,436	$29,878
Apr 24	$18,972	$22,057	$20,049	$28,657
May 24	$18,361	$22,953	$19,354	$30,078
Jun 24	$17,424	$23,464	$18,505	$31,157
Jul 24	$17,662	$23,843	$18,679	$31,537
Aug 24	$18,584	$24,448	$19,594	$32,302
Sep 24	$18,832	$25,016	$19,948	$32,992
Oct 24	$17,444	$24,455	$18,474	$32,692
Nov 24	$16,173	$25,369	$17,144	$34,612
Dec 24	$14,574	$24,769	$15,442	$33,786
Jan 25	$16,158	$25,600	$17,140	$34,727
Feb 25	$15,486	$25,446	$16,447	$34,274
Mar 25	$16,774	$24,441	$17,722	$32,343
Apr 25	$17,943	$24,669	$19,047	$32,124
May 25	$19,003	$26,087	$20,109	$34,146
Jun 25	$20,266	$27,258	$21,438	$35,882
Jul 25	$18,684	$27,628	$19,860	$36,687
Aug 25	$20,673	$28,310	$21,974	$37,431
Sep 25	$21,449	$29,336	$22,806	$38,797
Oct 25	$21,551	$29,992	$22,896	$39,706
Nov 25	$23,148	$29,989	$24,597	$39,803
Dec 25	$22,419	$30,302	$23,933	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Brazil Small-Cap ETF	53.82%	(1.41)%	8.41%
MVIS® Brazil Small-Cap Index	54.99%	(0.68)%	9.12%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 21,798,792
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,798,792 Number of Portfolio Holdings93 Portfolio Turnover Rate43% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.6%
Information Technology		3.5%
Health Care		4.5%
Energy		4.6%
Real Estate		5.1%
Financials		6.6%
Consumer Staples		8.3%
Industrials		11.1%
Utilities		12.5%
Materials		12.6%
Consumer Discretionary		30.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

ERO Copper Corp.	5.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3.8%
Cia de Saneamento de Minas Gerais Copasa MG	3.7%
Alupar Investimento SA	3.5%
Cia De Sanena Do Parana	3.1%
Iguatemi SA	2.8%
Cogna Educacao SA	2.7%
Brava Energia SA	2.5%
Cury Construtora e Incorporadora SA	2.3%
Fleury SA	2.2%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000146000
Shareholder Report [Line Items]
Fund Name	VanEck China Bond ETF
Class Name	VanEck China Bond ETF
Trading Symbol	CBON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund had a positive return over the period, benefiting primarily from Chinese Renminbi appreciation as the central bank allowed for larger adjustments through the year.

  Policy banks, sovereign, and corporate bonds all contributed positively to returns over the period.

  Currency appreciation contributed the most to performance during the period, while movements in local interest rates detracted from performance slightly.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA Global Broad Market Plus Index	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,906	$10,097	$9,977
Feb 16	$9,949	$10,314	$10,073
Mar 16	$10,151	$10,578	$10,275
Apr 16	$10,029	$10,713	$10,135
May 16	$9,920	$10,581	$10,040
Jun 16	$9,870	$10,889	$9,994
Jul 16	$9,984	$10,972	$10,141
Aug 16	$9,923	$10,922	$10,103
Sep 16	$9,997	$10,975	$10,182
Oct 16	$9,855	$10,685	$10,058
Nov 16	$9,567	$10,268	$9,766
Dec 16	$9,357	$10,225	$9,533
Jan 17	$9,562	$10,336	$9,700
Feb 17	$9,485	$10,389	$9,668
Mar 17	$9,441	$10,402	$9,650
Apr 17	$9,428	$10,518	$9,561
May 17	$9,615	$10,673	$9,716
Jun 17	$9,678	$10,664	$9,813
Jul 17	$9,768	$10,838	$9,901
Aug 17	$9,945	$10,947	$10,081
Sep 17	$9,902	$10,851	$10,063
Oct 17	$9,895	$10,808	$10,037
Nov 17	$9,866	$10,921	$10,016
Dec 17	$10,004	$10,961	$10,195
Jan 18	$10,411	$11,082	$10,584
Feb 18	$10,434	$10,984	$10,617
Mar 18	$10,575	$11,101	$10,822
Apr 18	$10,648	$10,929	$10,883
May 18	$10,481	$10,845	$10,756
Jun 18	$10,193	$10,797	$10,474
Jul 18	$10,039	$10,780	$10,327
Aug 18	$10,023	$10,784	$10,303
Sep 18	$9,981	$10,695	$10,263
Oct 18	$9,907	$10,583	$10,217
Nov 18	$9,999	$10,622	$10,358
Dec 18	$10,130	$10,836	$10,561
Jan 19	$10,465	$11,001	$10,907
Feb 19	$10,497	$10,940	$10,938
Mar 19	$10,505	$11,079	$10,941
Apr 19	$10,438	$11,048	$10,829
May 19	$10,210	$11,204	$10,614
Jun 19	$10,350	$11,451	$10,773
Jul 19	$10,369	$11,425	$10,815
Aug 19	$10,031	$11,671	$10,482
Sep 19	$10,071	$11,548	$10,517
Oct 19	$10,201	$11,624	$10,636
Nov 19	$10,284	$11,532	$10,749
Dec 19	$10,402	$11,591	$10,893
Jan 20	$10,428	$11,746	$11,042
Feb 20	$10,531	$11,833	$11,106
Mar 20	$10,454	$11,576	$11,039
Apr 20	$10,621	$11,792	$11,244
May 20	$10,391	$11,857	$10,966
Jun 20	$10,496	$11,963	$11,027
Jul 20	$10,613	$12,344	$11,119
Aug 20	$10,808	$12,304	$11,317
Sep 20	$10,922	$12,263	$11,422
Oct 20	$11,130	$12,251	$11,636
Nov 20	$11,322	$12,463	$11,843
Dec 20	$11,560	$12,617	$12,083
Jan 21	$11,650	$12,483	$12,204
Feb 21	$11,561	$12,235	$12,144
Mar 21	$11,524	$12,004	$12,070
Apr 21	$11,742	$12,153	$12,313
May 21	$11,976	$12,249	$12,575
Jun 21	$11,826	$12,169	$12,421
Jul 21	$11,933	$12,323	$12,566
Aug 21	$11,994	$12,272	$12,630
Sep 21	$11,996	$12,036	$12,630
Oct 21	$12,099	$12,003	$12,733
Nov 21	$12,211	$11,966	$12,892
Dec 21	$12,292	$11,937	$12,988
Jan 22	$12,328	$11,675	$13,078
Feb 22	$12,433	$11,530	$13,152
Mar 22	$12,356	$11,173	$13,080
Apr 22	$11,862	$10,564	$12,568
May 22	$11,866	$10,593	$12,574
Jun 22	$11,821	$10,256	$12,526
Jul 22	$11,810	$10,486	$12,527
Aug 22	$11,626	$10,067	$12,355
Sep 22	$11,233	$9,531	$11,945
Oct 22	$10,960	$9,461	$11,688
Nov 22	$11,283	$9,907	$11,976
Dec 22	$11,554	$9,949	$12,271
Jan 23	$11,858	$10,265	$12,592
Feb 23	$11,553	$9,932	$12,288
Mar 23	$11,740	$10,245	$12,516
Apr 23	$11,768	$10,297	$12,480
May 23	$11,455	$10,102	$12,206
Jun 23	$11,295	$10,104	$12,001
Jul 23	$11,540	$10,161	$12,267
Aug 23	$11,359	$10,029	$12,117
Sep 23	$11,318	$9,730	$12,045
Oct 23	$11,248	$9,607	$11,998
Nov 23	$11,572	$10,088	$12,355
Dec 23	$11,664	$10,509	$12,504
Jan 24	$11,642	$10,376	$12,519
Feb 24	$11,646	$10,238	$12,563
Mar 24	$11,576	$10,295	$12,497
Apr 24	$11,631	$10,029	$12,560
May 24	$11,646	$10,165	$12,603
Jun 24	$11,648	$10,185	$12,609
Jul 24	$11,813	$10,469	$12,797
Aug 24	$12,041	$10,712	$13,050
Sep 24	$12,178	$10,893	$13,224
Oct 24	$12,006	$10,526	$13,017
Nov 24	$11,847	$10,571	$12,865
Dec 24	$11,838	$10,335	$12,839
Jan 25	$11,921	$10,397	$12,931
Feb 25	$11,857	$10,558	$12,875
Mar 25	$11,926	$10,622	$12,935
Apr 25	$11,977	$10,926	$12,994
May 25	$12,104	$10,875	$13,143
Jun 25	$12,201	$11,082	$13,253
Jul 25	$12,108	$10,919	$13,164
Aug 25	$12,250	$11,078	$13,320
Sep 25	$12,236	$11,154	$13,299
Oct 25	$12,292	$11,129	$13,375
Nov 25	$12,372	$11,156	$13,485
Dec 25	$12,553	$11,167	$13,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck China Bond ETF	6.04%	1.66%	2.30%
FTSE Chinese Broad Bond 0-10 Years Diversified Select Index	6.46%	2.50%	3.17%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

FTSE Chinese Broad Bond 0-10 Years Diversified Select Index replaced the ChinaBond China High Quality Bond Index effective May 31, 2024. Index history prior to May 31, 2024 reflects the performance of the ChinaBond China High Quality Bond Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]	Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 18,344,486
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,344,486 Number of Portfolio Holdings29 Portfolio Turnover Rate48% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Energy		12.0%
Utilities		14.0%
Government		25.3%
Financials		46.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

China Petrochemical Corp., 2.00%, 8/9/2029	7.8%
Agricultural Development Bank of China, 2.96%, 4/17/2030	6.6%
China Government Bond, 2.67%, 11/25/2033	5.8%
China Government Bond, 1.62%, 8/15/2027	5.6%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	4.6%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	4.6%
State Grid Corp. of China, 2.88%, 8/30/2027	4.4%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.1%
China Development Bank, 3.45%, 9/20/2029	4.0%
China Development Bank, 3.48%, 1/8/2029	3.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000138289
Shareholder Report [Line Items]
Fund Name	VanEck ChiNext ETF
Class Name	VanEck ChiNext ETF
Trading Symbol	CNXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck ChiNext ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$84	0.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by a sharp rebound in Chinese technology and innovation-oriented companies as policy support improved, valuations recovered from depressed levels and investor sentiment strengthened.

  The Information Technology sector contributed the most to the Fund’s performance during the period, followed by Industrials and Materials.

  The leading individual contributors to performance were Zhongji Innolight Co., Ltd., Eoptolink Technology Inc., Ltd. and Contemporary Amperex Technology Co., Ltd.

  The Healthcare sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary.

  The leading individual detractors from performance were Shenzhen Mindray Bio-Medical Electronics Co., Ltd., East Money Information Co., Ltd and Chongqing Zhifei Biological Products Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	ChiNext Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$7,175	$9,397	$7,524
Feb 16	$6,715	$9,332	$7,170
Mar 16	$8,170	$10,024	$8,424
Apr 16	$7,856	$10,172	$8,195
May 16	$7,832	$10,185	$8,141
Jun 16	$8,115	$10,123	$8,263
Jul 16	$7,904	$10,559	$8,044
Aug 16	$8,071	$10,595	$8,260
Sep 16	$7,851	$10,660	$8,012
Oct 16	$7,779	$10,479	$8,032
Nov 16	$7,714	$10,558	$8,008
Dec 16	$6,996	$10,786	$7,277
Jan 17	$6,981	$11,081	$7,271
Feb 17	$7,209	$11,392	$7,495
Mar 17	$7,223	$11,532	$7,505
Apr 17	$7,080	$11,711	$7,388
May 17	$7,053	$11,970	$7,347
Jun 17	$7,511	$12,024	$7,830
Jul 17	$7,520	$12,360	$7,852
Aug 17	$8,103	$12,408	$8,421
Sep 17	$8,201	$12,647	$8,526
Oct 17	$8,524	$12,910	$8,888
Nov 17	$8,237	$13,160	$8,626
Dec 17	$8,350	$13,372	$8,758
Jan 18	$8,475	$14,127	$8,993
Feb 18	$8,362	$13,533	$8,974
Mar 18	$8,473	$13,244	$9,171
Apr 18	$7,926	$13,370	$8,485
May 18	$7,940	$13,387	$8,543
Jun 18	$7,023	$13,314	$7,578
Jul 18	$6,754	$13,716	$7,237
Aug 18	$6,169	$13,824	$6,631
Sep 18	$6,039	$13,884	$6,514
Oct 18	$5,233	$12,843	$5,639
Nov 18	$5,398	$13,031	$5,817
Dec 18	$5,033	$12,113	$5,443
Jan 19	$5,276	$13,070	$5,687
Feb 19	$6,457	$13,419	$7,018
Mar 19	$6,990	$13,588	$7,603
Apr 19	$6,649	$14,047	$7,219
May 19	$5,902	$13,214	$6,447
Jun 19	$6,205	$14,079	$6,754
Jul 19	$6,360	$14,120	$6,984
Aug 19	$6,267	$13,785	$6,842
Sep 19	$6,338	$14,075	$6,925
Oct 19	$6,651	$14,460	$7,294
Nov 19	$6,601	$14,813	$7,213
Dec 19	$7,188	$15,335	$7,848
Jan 20	$7,339	$15,166	$8,323
Feb 20	$7,744	$13,941	$8,635
Mar 20	$6,760	$12,059	$7,754
Apr 20	$7,408	$13,350	$8,554
May 20	$7,337	$13,931	$8,328
Jun 20	$8,684	$14,376	$9,867
Jul 20	$10,164	$15,137	$11,585
Aug 20	$10,257	$16,063	$11,706
Sep 20	$9,884	$15,545	$11,186
Oct 20	$10,446	$15,167	$11,922
Nov 20	$10,586	$17,037	$12,113
Dec 20	$11,804	$17,828	$13,476
Jan 21	$12,358	$17,747	$14,269
Feb 21	$11,837	$18,158	$13,643
Mar 21	$10,790	$18,643	$12,407
Apr 21	$11,780	$19,458	$13,703
May 21	$12,483	$19,761	$14,678
Jun 21	$13,114	$20,021	$15,201
Jul 21	$12,692	$20,159	$14,648
Aug 21	$12,216	$20,664	$14,090
Sep 21	$12,244	$19,810	$14,194
Oct 21	$12,899	$20,821	$14,915
Nov 21	$13,104	$20,320	$15,112
Dec 21	$12,773	$21,133	$14,705
Jan 22	$11,348	$20,095	$12,887
Feb 22	$11,247	$19,576	$12,869
Mar 22	$10,175	$20,000	$11,809
Apr 22	$8,431	$18,399	$9,872
May 22	$8,770	$18,420	$10,194
Jun 22	$10,278	$16,868	$11,879
Jul 22	$9,694	$18,046	$11,214
Aug 22	$9,051	$17,381	$10,548
Sep 22	$7,798	$15,717	$9,144
Oct 22	$7,526	$16,666	$8,795
Nov 22	$8,165	$17,958	$9,290
Dec 22	$8,240	$17,252	$9,545
Jan 23	$9,347	$18,488	$10,821
Feb 23	$8,478	$17,958	$9,894
Mar 23	$8,479	$18,512	$9,905
Apr 23	$8,184	$18,778	$9,524
May 23	$7,500	$18,577	$8,768
Jun 23	$7,468	$19,656	$8,698
Jul 23	$7,678	$20,375	$8,926
Aug 23	$7,068	$19,806	$8,219
Sep 23	$6,747	$18,987	$7,825
Oct 23	$6,553	$18,416	$7,660
Nov 23	$6,567	$20,116	$7,700
Dec 23	$6,484	$21,082	$7,615
Jan 24	$5,363	$21,206	$6,250
Feb 24	$6,116	$22,116	$7,159
Mar 24	$6,073	$22,810	$7,158
Apr 24	$6,254	$22,057	$7,354
May 24	$6,097	$22,953	$7,163
Jun 24	$5,659	$23,464	$6,662
Jul 24	$5,753	$23,843	$6,748
Aug 24	$5,479	$24,448	$6,447
Sep 24	$7,567	$25,016	$8,995
Oct 24	$7,629	$24,455	$8,785
Nov 24	$7,777	$25,369	$8,901
Dec 24	$7,330	$24,769	$8,470
Jan 25	$7,164	$25,600	$8,228
Feb 25	$7,536	$25,446	$8,626
Mar 25	$7,315	$24,441	$8,408
Apr 25	$6,785	$24,669	$7,810
May 25	$6,971	$26,087	$8,098
Jun 25	$7,620	$27,258	$8,805
Jul 25	$8,141	$27,628	$9,474
Aug 25	$10,274	$28,310	$11,879
Sep 25	$11,585	$29,336	$13,317
Oct 25	$11,362	$29,992	$13,142
Nov 25	$11,033	$29,989	$12,664
Dec 25	$11,650	$30,302	$13,459

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck ChiNext ETF	58.93%	(0.26)%	1.54%
ChiNext Index	58.91%	(0.03)%	3.02%
MSCI ACWI Index	22.34%	11.19%	11.72%

ChiNext Index replaced the SME-ChiNext Index effective December 10, 2021. Index history prior to December 10, 2021 reflects the performance of the SME-ChiNext Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 52,882,300
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 50,778
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$52,882,300 Number of Portfolio Holdings98 Portfolio Turnover Rate48% Advisory Fees Paid$50,778
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		1.2%
Communication Services		2.2%
Consumer Staples		3.0%
Materials		3.4%
Financials		7.9%
Health Care		8.8%
Industrials		33.0%
Information Technology		40.4%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Contemporary Amperex Technology Co. Ltd.	18.1%
Zhongji Innolight Co. Ltd.	10.0%
Eoptolink Technology, Inc. Ltd.	7.3%
East Money Information Co. Ltd.	5.7%
Sungrow Power Supply Co. Ltd.	4.9%
Victory Giant Technology Huizhou Co. Ltd.	3.3%
Shenzhen Inovance Technology Co. Ltd.	2.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	2.2%
Wens Foodstuff Group Co. Ltd.	1.8%
Suzhou TFC Optical Communication Co. Ltd.	1.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000236336
Shareholder Report [Line Items]
Fund Name	VanEck CLO ETF
Class Name	VanEck CLO ETF
Trading Symbol	CLOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high interest rates, even as the Federal Reserve restarted its easing cycle in September, and benefited from spread tightening.

  The Fund outperformed its benchmark, the J.P. Morgan CLO Index, over the period.

  AAA, single-A and BB rated CLOs contributed positively to returns relative to the benchmark, while AA and BBB rated CLOs detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	J.P. Morgan CLO IG Index	J.P. Morgan Collateralized Loan Obligation Index
Jun 22	$10,000	$10,000	$10,000	$10,000
Jun 22	$10,008	$10,186	$9,982	$9,978
Jul 22	$10,072	$10,422	$10,036	$10,035
Aug 22	$10,171	$10,139	$10,116	$10,126
Sep 22	$10,010	$9,692	$9,983	$9,967
Oct 22	$10,024	$9,559	$10,016	$10,000
Nov 22	$10,218	$9,906	$10,191	$10,186
Dec 22	$10,326	$9,864	$10,271	$10,269
Jan 23	$10,500	$10,161	$10,425	$10,436
Feb 23	$10,588	$9,906	$10,488	$10,496
Mar 23	$10,579	$10,157	$10,466	$10,472
Apr 23	$10,662	$10,222	$10,559	$10,571
May 23	$10,703	$10,110	$10,611	$10,621
Jun 23	$10,798	$10,074	$10,709	$10,726
Jul 23	$10,919	$10,065	$10,871	$10,901
Aug 23	$10,990	$10,003	$10,950	$10,988
Sep 23	$11,066	$9,754	$11,016	$11,054
Oct 23	$11,103	$9,603	$11,054	$11,090
Nov 23	$11,203	$10,024	$11,175	$11,229
Dec 23	$11,293	$10,396	$11,287	$11,352
Jan 24	$11,381	$10,384	$11,382	$11,459
Feb 24	$11,449	$10,241	$11,451	$11,531
Mar 24	$11,550	$10,328	$11,523	$11,614
Apr 24	$11,621	$10,078	$11,601	$11,697
May 24	$11,728	$10,249	$11,690	$11,797
Jun 24	$11,786	$10,347	$11,745	$11,855
Jul 24	$11,857	$10,587	$11,819	$11,933
Aug 24	$11,930	$10,737	$11,880	$11,991
Sep 24	$12,001	$10,882	$11,955	$12,073
Oct 24	$12,068	$10,616	$12,026	$12,152
Nov 24	$12,146	$10,722	$12,093	$12,225
Dec 24	$12,212	$10,549	$12,158	$12,294
Jan 25	$12,306	$10,610	$12,236	$12,378
Feb 25	$12,346	$10,840	$12,274	$12,420
Mar 25	$12,356	$10,843	$12,290	$12,426
Apr 25	$12,366	$10,883	$12,321	$12,455
May 25	$12,491	$10,805	$12,429	$12,577
Jun 25	$12,550	$10,970	$12,499	$12,650
Jul 25	$12,621	$10,947	$12,562	$12,720
Aug 25	$12,688	$11,076	$12,624	$12,785
Sep 25	$12,749	$11,196	$12,688	$12,853
Oct 25	$12,802	$11,267	$12,736	$12,900
Nov 25	$12,801	$11,336	$12,788	$12,949
Dec 25	$12,916	$11,303	$12,851	$13,016

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck CLO ETF	5.76%	7.52%
J.P. Morgan CLO IG Index	5.70%	7.37%
ICE BofA US Broad Market Index	7.15%	3.53%
J.P. Morgan Collateralized Loan Obligation Index	5.87%	7.75%

* Inception of Fund: 06/21/2022.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Jun. 21, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,324,486,229
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 4,178,564
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,324,486,229 Number of Portfolio Holdings160 Portfolio Turnover Rate39% Advisory Fees Paid$4,178,564
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Government		6.6%
Collateralized Loan Obligations		92.0%

Largest Holdings [Text Block]

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Signal Peak CLO 4 Ltd., 5.81%, 10/26/2034	2.8%
Regatta VI Funding Ltd., 5.21%, 10/20/2038	2.8%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.28%, 10/20/2036	2.0%
Trinitas CLO XIX Ltd., 4.99%, 10/20/2033	2.0%
Octagon 64 Ltd., 5.57%, 7/21/2037	1.9%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.29%, 7/16/2036	1.7%
Sagard-Halseypoint CLO 10 Ltd., 5.63%, 10/20/2038	1.7%
KKR CLO 36 Ltd., 5.92%, 10/15/2034	1.7%
RR 20 Ltd., 5.45%, 7/15/2037	1.7%
Silver Rock CLO II Ltd., 5.48%, 1/20/2035	1.6%
Footnote	Description
Footnote*	Excludes short-term investments

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective September 8, 2025, the Fund's contractual management fee rate was reduced from 0.40% to 0.36%.

Material Fund Change Expenses [Text Block]	Effective September 8, 2025, the Fund's contractual management fee rate was reduced from 0.40% to 0.36%.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000240390
Shareholder Report [Line Items]
Fund Name	VanEck CMCI Commodity Strategy ETF
Class Name	VanEck CMCI Commodity Strategy ETF
Trading Symbol	CMCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/21/2023).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return	UBS CM Commodity Index
Aug 23	$10,000	$10,000	$10,000	$10,000
Aug 23	$10,167	$10,252	$10,185	$10,173
Sep 23	$10,195	$9,763	$10,114	$10,208
Oct 23	$10,107	$9,558	$10,141	$10,129
Nov 23	$9,998	$10,430	$9,913	$10,029
Dec 23	$9,768	$10,904	$9,646	$9,803
Jan 24	$9,920	$11,087	$9,684	$9,966
Feb 24	$9,826	$11,680	$9,542	$9,880
Mar 24	$10,246	$12,055	$9,857	$10,310
Apr 24	$10,520	$11,563	$10,123	$10,600
May 24	$10,553	$12,136	$10,300	$10,634
Jun 24	$10,412	$12,572	$10,142	$10,505
Jul 24	$10,012	$12,725	$9,733	$10,109
Aug 24	$9,969	$13,033	$9,737	$10,071
Sep 24	$10,308	$13,312	$10,211	$10,415
Oct 24	$10,191	$13,191	$10,022	$10,311
Nov 24	$10,158	$13,965	$10,062	$10,285
Dec 24	$10,248	$13,632	$10,165	$10,384
Jan 25	$10,514	$14,012	$10,567	$10,662
Feb 25	$10,494	$13,829	$10,649	$10,651
Mar 25	$10,742	$13,050	$11,068	$10,915
Apr 25	$10,140	$12,962	$10,535	$10,314
May 25	$10,230	$13,777	$10,475	$10,415
Jun 25	$10,524	$14,478	$10,727	$10,723
Jul 25	$10,596	$14,803	$10,678	$10,807
Aug 25	$10,738	$15,103	$10,884	$10,957
Sep 25	$10,795	$15,654	$11,118	$11,025
Oct 25	$10,950	$16,021	$11,440	$11,194
Nov 25	$10,993	$16,060	$11,806	$11,250
Dec 25	$11,112	$16,070	$11,768	$11,376

Performance Inception Date	Aug. 21, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,391,210
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,391,210 Number of Portfolio Holdings18 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(5.7)%
Money Market Fund		12.4%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.5%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.5%
Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000232971
Shareholder Report [Line Items]
Fund Name	VanEck Digital India ETF
Class Name	VanEck Digital India ETF
Trading Symbol	DGIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$68	0.70%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a negative return over the period, as Indian technology companies faced persistent headwinds from weak global IT spending, slower corporate technology budgets, foreign investor outflows and margin pressure across the IT services sector.

  The Energy sector contributed the most to the Fund’s performance during the period, followed by Communication Services and Financials.

  The leading individual contributors to performance were Bharti Airtel Ltd., Reliance Industries Ltd. and Multi Commodity Exchange of India Ltd.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary.

  The leading individual detractors from performance were Tata Consultancy Services Ltd., Infosys Ltd. and Dixon Technologies (India) Ltd.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Digital India Index
Feb 22	$10,000	$10,000	$10,000
Feb 22	$9,648	$9,732	$9,626
Mar 22	$10,154	$9,942	$10,255
Apr 22	$9,197	$9,146	$9,307
May 22	$8,547	$9,157	$8,612
Jun 22	$7,936	$8,385	$7,951
Jul 22	$8,281	$8,971	$8,302
Aug 22	$8,187	$8,641	$8,344
Sep 22	$7,770	$7,813	$7,894
Oct 22	$7,911	$8,285	$7,980
Nov 22	$8,427	$8,928	$8,448
Dec 22	$7,744	$8,576	$7,833
Jan 23	$7,849	$9,191	$7,898
Feb 23	$7,763	$8,928	$7,861
Mar 23	$7,741	$9,203	$7,813
Apr 23	$7,929	$9,335	$8,003
May 23	$8,206	$9,235	$8,330
Jun 23	$8,668	$9,771	$8,777
Jul 23	$8,792	$10,129	$8,923
Aug 23	$8,994	$9,846	$9,185
Sep 23	$9,105	$9,439	$9,308
Oct 23	$8,878	$9,155	$9,038
Nov 23	$9,496	$10,000	$9,736
Dec 23	$10,072	$10,480	$10,421
Jan 24	$10,591	$10,542	$10,997
Feb 24	$10,869	$10,994	$11,348
Mar 24	$10,640	$11,339	$11,074
Apr 24	$10,478	$10,965	$10,983
May 24	$10,412	$11,411	$10,850
Jun 24	$11,396	$11,665	$12,055
Jul 24	$12,112	$11,853	$12,864
Aug 24	$12,532	$12,154	$13,542
Sep 24	$12,497	$12,436	$13,568
Oct 24	$11,961	$12,157	$12,921
Nov 24	$12,525	$12,612	$13,581
Dec 24	$12,392	$12,313	$13,508
Jan 25	$11,684	$12,727	$12,508
Feb 25	$10,625	$12,650	$11,148
Mar 25	$10,926	$12,150	$11,571
Apr 25	$11,463	$12,263	$12,174
May 25	$11,711	$12,968	$12,477
Jun 25	$12,319	$13,551	$13,241
Jul 25	$11,506	$13,734	$12,366
Aug 25	$11,383	$14,074	$12,179
Sep 25	$11,144	$14,584	$11,898
Oct 25	$11,645	$14,910	$12,548
Nov 25	$11,816	$14,908	$12,704
Dec 25	$11,655	$15,064	$12,536

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital India ETF	(5.95)%	4.03%
MVIS® Digital India Index	(7.20)%	6.01%
MSCI ACWI Index	22.34%	11.16%

* Inception of Fund: 02/15/2022.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 18,431,900
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 151,275
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,431,900 Number of Portfolio Holdings49 Portfolio Turnover Rate22% Advisory Fees Paid$151,275
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Other Investments		0.5%
Industrials		3.3%
Energy		8.2%
Financials		12.6%
Consumer Discretionary		13.7%
Communication Services		17.9%
Information Technology		43.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Reliance Industries Ltd.	8.2%
Bharti Airtel Ltd.	8.1%
Infosys Ltd.	6.9%
Tata Consultancy Services Ltd.	6.5%
HCL Technologies Ltd.	5.8%
Eternal Ltd.	5.4%
Jio Financial Services Ltd.	4.5%
Tech Mahindra Ltd.	4.4%
PB Fintech Ltd.	3.8%
Wipro Ltd.	3.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024980
Shareholder Report [Line Items]
Fund Name	VanEck Gold Miners ETF
Class Name	VanEck Gold Miners ETF
Trading Symbol	GDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$91	0.51%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  The Fund’s exposure to Canada, the United States and South Africa were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Newmont, Agnico Eagle Mines and Barrick Gold.

  There were no detractors at the country level. Countries with the lowest contributions included Indonesia, Columbia and Kyrgyzstan.

  The only individual detractors from performance were Amman Mineral, Equinox Gold Corp. and Bellevue Gold.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ Global Gold Miners Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$10,350	$9,397	$10,333	$10,333
Feb 16	$14,052	$9,332	$14,061	$14,061
Mar 16	$14,585	$10,024	$14,621	$14,621
Apr 16	$18,717	$10,172	$18,726	$18,726
May 16	$16,465	$10,185	$16,490	$16,490
Jun 16	$20,204	$10,123	$20,240	$20,240
Jul 16	$22,259	$10,559	$22,276	$22,276
Aug 16	$18,564	$10,595	$18,643	$18,643
Sep 16	$19,242	$10,660	$19,344	$19,344
Oct 16	$17,901	$10,479	$17,930	$17,930
Nov 16	$15,146	$10,558	$15,256	$15,256
Dec 16	$15,291	$10,786	$15,424	$15,424
Jan 17	$17,440	$11,081	$17,535	$17,535
Feb 17	$16,738	$11,392	$16,846	$16,846
Mar 17	$16,629	$11,532	$16,734	$16,734
Apr 17	$16,329	$11,711	$16,408	$16,408
May 17	$16,600	$11,970	$16,715	$16,715
Jun 17	$16,117	$12,024	$16,236	$16,236
Jul 17	$16,702	$12,360	$16,813	$16,813
Aug 17	$18,010	$12,408	$18,128	$18,128
Sep 17	$16,797	$12,647	$16,937	$16,937
Oct 17	$16,439	$12,910	$16,585	$16,585
Nov 17	$16,388	$13,160	$16,543	$16,543
Dec 17	$17,125	$13,372	$17,297	$17,297
Jan 18	$17,464	$14,127	$17,635	$17,635
Feb 18	$15,696	$13,533	$15,884	$15,884
Mar 18	$16,175	$13,244	$16,330	$16,330
Apr 18	$16,403	$13,370	$16,606	$16,606
May 18	$16,433	$13,387	$16,630	$16,630
Jun 18	$16,403	$13,314	$16,585	$16,585
Jul 18	$15,659	$13,716	$15,854	$15,854
Aug 18	$13,715	$13,824	$13,863	$13,863
Sep 18	$13,641	$13,884	$13,820	$13,820
Oct 18	$13,906	$12,843	$14,088	$14,088
Nov 18	$14,068	$13,031	$14,260	$14,260
Dec 18	$15,597	$12,113	$15,797	$15,797
Jan 19	$16,767	$13,070	$16,978	$16,978
Feb 19	$16,470	$13,419	$16,705	$16,705
Mar 19	$16,604	$13,588	$16,830	$16,830
Apr 19	$15,471	$14,047	$15,679	$15,679
May 19	$15,952	$13,214	$16,161	$16,161
Jun 19	$18,972	$14,079	$19,243	$19,243
Jul 19	$19,787	$14,120	$20,122	$20,122
Aug 19	$22,131	$13,785	$22,456	$22,456
Sep 19	$19,872	$14,075	$20,207	$20,207
Oct 19	$20,771	$14,460	$21,082	$21,082
Nov 19	$20,026	$14,813	$20,351	$20,351
Dec 19	$21,859	$15,335	$22,256	$22,256
Jan 20	$21,605	$15,166	$21,937	$21,937
Feb 20	$19,747	$13,941	$20,153	$20,153
Mar 20	$17,452	$12,059	$17,802	$17,802
Apr 20	$24,168	$13,350	$24,681	$24,681
May 20	$25,525	$13,931	$26,068	$26,068
Jun 20	$27,277	$14,376	$27,733	$27,733
Jul 20	$32,074	$15,137	$32,627	$32,627
Aug 20	$31,444	$16,063	$32,091	$32,091
Sep 20	$29,214	$15,545	$29,756	$29,756
Oct 20	$27,956	$15,167	$28,506	$28,506
Nov 20	$25,780	$17,037	$26,325	$26,325
Dec 20	$26,951	$17,828	$27,527	$27,527
Jan 21	$25,851	$17,747	$26,476	$26,476
Feb 21	$23,368	$18,158	$23,930	$23,930
Mar 21	$24,255	$18,643	$24,762	$24,763
Apr 21	$25,695	$19,458	$26,308	$26,309
May 21	$29,381	$19,761	$30,074	$30,074
Jun 21	$25,410	$20,021	$25,987	$25,987
Jul 21	$26,160	$20,159	$26,788	$26,788
Aug 21	$24,425	$20,664	$25,006	$25,006
Sep 21	$22,051	$19,810	$22,560	$22,561
Oct 21	$23,775	$20,821	$24,337	$24,337
Nov 21	$23,826	$20,320	$24,416	$24,416
Dec 21	$24,375	$21,133	$24,948	$24,948
Jan 22	$23,024	$20,095	$23,534	$23,535
Feb 22	$26,228	$19,576	$26,878	$26,878
Mar 22	$29,239	$20,000	$29,934	$29,934
Apr 22	$26,776	$18,399	$27,484	$27,484
May 22	$24,258	$18,420	$24,917	$24,917
Jun 22	$20,933	$16,868	$21,478	$21,478
Jul 22	$19,986	$18,046	$20,483	$20,483
Aug 22	$18,179	$17,381	$18,683	$18,684
Sep 22	$18,308	$15,717	$18,765	$18,765
Oct 22	$18,459	$16,666	$18,937	$18,937
Nov 22	$22,042	$17,958	$22,541	$22,541
Dec 22	$22,212	$17,252	$22,794	$22,795
Jan 23	$24,760	$18,488	$25,390	$25,391
Feb 23	$21,195	$17,958	$21,762	$21,762
Mar 23	$25,109	$18,512	$25,828	$25,828
Apr 23	$26,037	$18,778	$26,767	$26,767
May 23	$23,832	$18,577	$24,477	$24,477
Jun 23	$23,259	$19,656	$23,870	$23,870
Jul 23	$24,289	$20,375	$24,954	$24,954
Aug 23	$22,698	$19,806	$23,399	$23,399
Sep 23	$20,851	$18,987	$21,497	$21,497
Oct 23	$21,752	$18,416	$22,392	$22,392
Nov 23	$24,211	$20,116	$24,921	$24,921
Dec 23	$24,481	$21,082	$25,211	$25,211
Jan 24	$22,059	$21,206	$22,733	$22,733
Feb 24	$20,697	$22,116	$21,346	$21,346
Mar 24	$24,786	$22,810	$25,532	$25,532
Apr 24	$26,194	$22,057	$27,093	$27,093
May 24	$27,858	$22,953	$28,714	$28,714
Jun 24	$26,803	$23,464	$27,650	$27,650
Jul 24	$29,736	$23,843	$30,666	$30,667
Aug 24	$30,389	$24,448	$31,415	$31,415
Sep 24	$31,311	$25,016	$32,381	$32,381
Oct 24	$31,755	$24,455	$32,840	$32,840
Nov 24	$29,570	$25,369	$30,512	$30,512
Dec 24	$26,970	$24,769	$27,893	$27,893
Jan 25	$30,962	$25,600	$32,052	$32,053
Feb 25	$31,689	$25,446	$32,697	$32,697
Mar 25	$36,520	$24,441	$37,733	$37,734
Apr 25	$38,991	$24,669	$40,352	$40,352
May 25	$40,189	$26,087	$41,569	$41,569
Jun 25	$41,428	$27,258	$42,827	$42,827
Jul 25	$41,052	$27,628	$42,577	$42,577
Aug 25	$50,088	$28,310	$51,829	$51,829
Sep 25	$60,716	$29,336	$63,001	$62,709
Oct 25	$57,223	$29,992	$59,408	$59,323
Nov 25	$66,011	$29,989	$68,540	$68,330
Dec 25	$68,926	$30,302	$71,794	$72,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gold Miners ETF	155.57%	20.66%	21.29%
MarketVector™ Global Gold Miners Index	157.39%	21.13%	21.79%
MSCI ACWI Index	22.34%	11.19%	11.72%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%

Index data prior to September 22, 2025 reflects that of the NYSE Arca Gold Miners Index. From September 22, 2025 forward, the index data reflects that of the Fund's underlying index, MarketVector Global Gold Miners Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 25,801,227,773
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 88,063,011
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,801,227,773 Number of Portfolio Holdings49 Portfolio Turnover Rate50% Advisory Fees Paid$88,063,011
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Copper		1.1%
Precious Metals & Minerals		1.9%
Diversified Metals & Mining		1.9%
Silver		5.4%
Gold		89.6%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Agnico Eagle Mines Ltd.	8.9%
Newmont Corp.	8.8%
Barrick Mining Corp.	7.2%
Wheaton Precious Metals Corp.	5.0%
Anglogold Ashanti PLC	4.9%
Gold Fields Ltd.	4.8%
Franco-Nevada Corp.	4.8%
Kinross Gold Corp.	4.4%
Pan American Silver Corp.	4.0%
Northern Star Resources Ltd.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective after the close of trading on the NYSE Arca, Inc., on September 19, 2025, the Fund’s benchmark index became the MarketVector Global Gold Miners Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Material Fund Change Objectives [Text Block]

Effective after the close of trading on the NYSE Arca, Inc., on September 19, 2025, the Fund’s benchmark index became the MarketVector Global Gold Miners Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000231316
Shareholder Report [Line Items]
Fund Name	VanEck Copper and Green Metals ETF
Class Name	VanEck Copper and Green Metals ETF
Trading Symbol	EMET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Copper and Green Metals ETF (the "Fund") (formerly known as VanEck Green Metals ETF) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Copper and Green Metals ETF	$86	0.62%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving global green and industrial metals fundamentals, supported by stronger metal prices and energy transition–related demand.

  Copper, diversified metals and mining, and platinum group metals companies contributed the most to performance.

  The Fund’s exposure to South Africa and China were by far the leading contributors to performance for the period.

  At the holdings level, Grupo Mexico, Antofagasta, Valterra Platinum, Impala Platinum, and Sibanye Stillwater were among the top contributors to performance.

  PT Amman Mineral Internasional Tbk was the leading detractor among the few companies that detracted from performance for the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Clean-Tech Metals Index
Nov 21	$10,000	$10,000	$10,000
Nov 21	$9,936	$9,607	$9,937
Dec 21	$10,061	$9,992	$10,035
Jan 22	$9,699	$9,501	$9,583
Feb 22	$10,958	$9,256	$10,922
Mar 22	$10,647	$9,456	$10,684
Apr 22	$9,060	$8,699	$9,132
May 22	$9,580	$8,709	$9,595
Jun 22	$8,412	$7,975	$8,419
Jul 22	$8,390	$8,532	$8,382
Aug 22	$8,154	$8,218	$8,222
Sep 22	$7,555	$7,431	$7,625
Oct 22	$7,718	$7,880	$7,746
Nov 22	$9,021	$8,491	$8,985
Dec 22	$8,352	$8,157	$8,405
Jan 23	$9,681	$8,741	$9,681
Feb 23	$8,645	$8,491	$8,695
Mar 23	$8,387	$8,753	$8,410
Apr 23	$8,300	$8,878	$8,324
May 23	$7,560	$8,783	$7,602
Jun 23	$8,006	$9,293	$8,034
Jul 23	$8,522	$9,634	$8,567
Aug 23	$7,573	$9,364	$7,636
Sep 23	$7,373	$8,977	$7,443
Oct 23	$6,528	$8,707	$6,572
Nov 23	$6,682	$9,511	$6,738
Dec 23	$7,339	$9,968	$7,417
Jan 24	$6,536	$10,026	$6,618
Feb 24	$6,548	$10,456	$6,614
Mar 24	$7,255	$10,785	$7,359
Apr 24	$7,847	$10,429	$7,974
May 24	$8,099	$10,852	$8,168
Jun 24	$7,358	$11,094	$7,455
Jul 24	$7,238	$11,273	$7,319
Aug 24	$7,014	$11,559	$7,104
Sep 24	$7,792	$11,828	$7,907
Oct 24	$7,364	$11,562	$7,471
Nov 24	$7,170	$11,995	$7,259
Dec 24	$6,455	$11,711	$6,555
Jan 25	$6,521	$12,104	$6,632
Feb 25	$6,419	$12,031	$6,500
Mar 25	$6,432	$11,556	$6,507
Apr 25	$6,244	$11,664	$6,329
May 25	$6,634	$12,334	$6,747
Jun 25	$7,327	$12,888	$7,425
Jul 25	$7,433	$13,063	$7,559
Aug 25	$8,304	$13,385	$8,426
Sep 25	$9,771	$13,870	$9,908
Oct 25	$9,958	$14,180	$10,118
Nov 25	$10,327	$14,179	$10,480
Dec 25	$11,594	$14,327	$11,828

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Copper and Green Metals ETF	79.63%	3.63%
MVIS® Global Clean-Tech Metals Index	80.44%	4.14%
MSCI ACWI Index	22.34%	9.07%

* Inception of Fund: 11/09/2021.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 31,493,177
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 120,547
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,493,177 Number of Portfolio Holdings57 Portfolio Turnover Rate21% Advisory Fees Paid$120,547
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Fertilizers & Agricultural Chemicals		1.4%
Electrical Components & Equipment		2.1%
Specialty Chemicals		6.3%
Precious Metals & Minerals		9.9%
Copper		32.0%
Diversified Metals & Mining		48.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Freeport-McMoRan, Inc.	8.1%
Glencore PLC	7.9%
Anglo American PLC	6.9%
Grupo Mexico SAB de CV	6.2%
Teck Resources Ltd.	5.4%
Antofagasta PLC	4.2%
Valterra Platinum Ltd.	4.0%
First Quantum Minerals Ltd.	3.9%
Southern Copper Corp.	3.2%
Boliden AB	3.2%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

On February 13, 2026 (the "Effective Date"), i) the Fund’s name changed to the “VanEck Copper and Green Metals ETF” and ii) its ticker changed to "EMET." Additionally, on the Effective Date, the definition of "green metals" as set forth in the Fund's Principal Investment Strategies has been amended to reflect that copper is a type of green metal.

Material Fund Change Name [Text Block]

On February 13, 2026 (the "Effective Date"), i) the Fund’s name changed to the “VanEck Copper and Green Metals ETF” and ii) its ticker changed to "EMET." Additionally, on the Effective Date, the definition of "green metals" as set forth in the Fund's Principal Investment Strategies has been amended to reflect that copper is a type of green metal.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000082390
Shareholder Report [Line Items]
Fund Name	VanEck India Growth Leaders ETF
Class Name	VanEck India Growth Leaders ETF
Trading Symbol	GLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$70	0.72%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a negative return over the period, as broad Indian equities faced sustained pressure for much of the period from slowing corporate earnings growth, elevated valuations, foreign investor outflows and mixed economic indicators.

  The Financials sector contributed the most to the Fund’s performance during the period, followed by Industrials and Communication Services.

  The leading individual contributors to performance were Eicher Motors Ltd., Bharat Electronics Ltd. and State Bank of India.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Healthcare and Consumer Discretionary.

  The leading individual detractors from performance were Trent Ltd., HCL Technologies Ltd. and IndusInd Bank Ltd.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	Market Grader India All-Cap Growth Leaders Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$8,848	$9,397	$8,748
Feb 16	$7,368	$9,332	$7,347
Mar 16	$8,690	$10,024	$8,677
Apr 16	$9,166	$10,172	$9,182
May 16	$9,043	$10,185	$9,049
Jun 16	$9,725	$10,123	$9,620
Jul 16	$10,289	$10,559	$10,202
Aug 16	$10,440	$10,595	$10,378
Sep 16	$10,602	$10,660	$10,519
Oct 16	$11,164	$10,479	$11,084
Nov 16	$9,691	$10,558	$9,663
Dec 16	$9,530	$10,786	$9,518
Jan 17	$10,438	$11,081	$10,389
Feb 17	$11,281	$11,392	$11,257
Mar 17	$12,145	$11,532	$12,121
Apr 17	$13,158	$11,711	$13,145
May 17	$12,886	$11,970	$12,883
Jun 17	$13,039	$12,024	$12,841
Jul 17	$13,848	$12,360	$13,628
Aug 17	$13,490	$12,408	$13,197
Sep 17	$13,030	$12,647	$12,668
Oct 17	$14,496	$12,910	$14,110
Nov 17	$15,004	$13,160	$14,608
Dec 17	$15,904	$13,372	$15,545
Jan 18	$15,515	$14,127	$15,182
Feb 18	$14,462	$13,533	$14,251
Mar 18	$13,276	$13,244	$12,884
Apr 18	$13,730	$13,370	$13,517
May 18	$12,528	$13,387	$12,298
Jun 18	$11,267	$13,314	$11,047
Jul 18	$11,632	$13,716	$11,390
Aug 18	$11,623	$13,824	$11,398
Sep 18	$9,242	$13,884	$9,112
Oct 18	$9,093	$12,843	$8,967
Nov 18	$9,707	$13,031	$9,565
Dec 18	$9,861	$12,113	$9,759
Jan 19	$9,237	$13,070	$9,115
Feb 19	$8,939	$13,419	$8,845
Mar 19	$10,207	$13,588	$10,008
Apr 19	$9,786	$14,047	$9,578
May 19	$9,677	$13,214	$9,458
Jun 19	$8,869	$14,079	$8,695
Jul 19	$7,777	$14,120	$7,670
Aug 19	$7,379	$13,785	$7,254
Sep 19	$7,534	$14,075	$7,389
Oct 19	$7,757	$14,460	$7,622
Nov 19	$7,718	$14,813	$7,588
Dec 19	$7,726	$15,335	$7,593
Jan 20	$8,190	$15,166	$8,079
Feb 20	$7,396	$13,941	$7,237
Mar 20	$4,752	$12,059	$4,758
Apr 20	$5,425	$13,350	$5,523
May 20	$5,416	$13,931	$5,552
Jun 20	$5,719	$14,376	$5,862
Jul 20	$6,258	$15,137	$6,433
Aug 20	$6,478	$16,063	$6,674
Sep 20	$6,642	$15,545	$6,870
Oct 20	$6,696	$15,167	$6,893
Nov 20	$7,134	$17,037	$7,429
Dec 20	$7,788	$17,828	$8,043
Jan 21	$7,647	$17,747	$7,929
Feb 21	$7,743	$18,158	$8,000
Mar 21	$8,075	$18,643	$8,371
Apr 21	$8,306	$19,458	$8,660
May 21	$9,008	$19,761	$9,392
Jun 21	$9,216	$20,021	$9,591
Jul 21	$9,559	$20,159	$9,960
Aug 21	$10,092	$20,664	$10,547
Sep 21	$10,003	$19,810	$10,505
Oct 21	$9,800	$20,821	$10,243
Nov 21	$9,536	$20,320	$10,026
Dec 21	$10,057	$21,133	$10,552
Jan 22	$9,502	$20,095	$9,927
Feb 22	$9,011	$19,576	$9,379
Mar 22	$9,474	$20,000	$9,950
Apr 22	$9,015	$18,399	$9,506
May 22	$8,074	$18,420	$8,491
Jun 22	$7,438	$16,868	$7,659
Jul 22	$8,090	$18,046	$8,362
Aug 22	$8,062	$17,381	$8,458
Sep 22	$7,627	$15,717	$7,969
Oct 22	$7,794	$16,666	$8,120
Nov 22	$8,229	$17,958	$8,545
Dec 22	$7,846	$17,252	$8,191
Jan 23	$7,986	$18,488	$8,311
Feb 23	$7,635	$17,958	$7,977
Mar 23	$7,675	$18,512	$8,028
Apr 23	$8,033	$18,778	$8,425
May 23	$8,285	$18,577	$8,747
Jun 23	$8,751	$19,656	$9,190
Jul 23	$8,992	$20,375	$9,475
Aug 23	$9,044	$19,806	$9,580
Sep 23	$9,276	$18,987	$9,845
Oct 23	$9,117	$18,416	$9,667
Nov 23	$9,888	$20,116	$10,509
Dec 23	$10,631	$21,082	$11,405
Jan 24	$11,057	$21,206	$11,878
Feb 24	$11,510	$22,116	$12,492
Mar 24	$11,404	$22,810	$12,260
Apr 24	$11,626	$22,057	$12,625
May 24	$11,577	$22,953	$12,528
Jun 24	$12,273	$23,464	$13,428
Jul 24	$12,915	$23,843	$14,128
Aug 24	$13,066	$24,448	$14,444
Sep 24	$13,209	$25,016	$14,537
Oct 24	$12,532	$24,455	$13,671
Nov 24	$12,551	$25,369	$13,594
Dec 24	$12,343	$24,769	$13,424
Jan 25	$11,276	$25,600	$12,272
Feb 25	$9,964	$25,446	$10,773
Mar 25	$10,815	$24,441	$11,796
Apr 25	$11,194	$24,669	$12,145
May 25	$11,793	$26,087	$12,792
Jun 25	$12,150	$27,258	$13,241
Jul 25	$11,201	$27,628	$12,255
Aug 25	$11,080	$28,310	$12,057
Sep 25	$11,263	$29,336	$12,286
Oct 25	$11,679	$29,992	$12,830
Nov 25	$11,672	$29,989	$12,820
Dec 25	$11,736	$30,302	$12,874

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck India Growth Leaders ETF	(4.92)%	8.55%	1.61%
Market Grader India All-Cap Growth Leaders Index	(4.10)%	9.87%	2.56%
MSCI ACWI Index	22.34%	11.19%	11.72%

Market Grader India All-Cap Growth Leaders Index replaced the MVIS® India Small-Cap Index effective May 1, 2020. Index history prior to May 1, 2020 reflects the performance of the MVIS® India Small-Cap Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 118,976,683
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 545,533
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,976,683 Number of Portfolio Holdings80 Portfolio Turnover Rate66% Advisory Fees Paid$545,533
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Energy		4.0%
Materials		5.3%
Communication Services		7.5%
Consumer Discretionary		8.3%
Health Care		8.4%
Information Technology		11.8%
Industrials		21.6%
Financials		32.4%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

State Bank of India	5.7%
Bharti Airtel Ltd.	5.2%
Bharat Electronics Ltd.	5.1%
Infosys Ltd.	5.0%
Tata Consultancy Services Ltd.	5.0%
ICICI Bank Ltd.	4.5%
Eicher Motors Ltd.	4.0%
Coal India Ltd.	4.0%
Trent Ltd.	3.9%
Hindustan Aeronautics Ltd.	3.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000070695
Shareholder Report [Line Items]
Fund Name	VanEck Indonesia Index ETF
Class Name	VanEck Indonesia Index ETF
Trading Symbol	IDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by resilient domestic consumption and selective strength in Indonesian equities, despite ongoing headwinds from foreign investor outflows, currency volatility and policy uncertainty that pressured markets for much of the period.

  The Energy sector contributed the most to the Fund’s performance during the period, followed by Materials and Communication Services.

  The leading individual contributors to performance were PT Dian Swastatika Sentosa Tbk, PT Barito Pacific Tbk and PT Telkom Indonesia (Persero) Tbk.

  The Consumer Staples sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary and Real Estate.

  The leading individual detractors from performance were PT Amman Mineral Internasional Tbk, PT Bank Central Asia Tbk and PT Sumber Alfaria Trijaya.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Indonesia Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,343	$9,397	$10,174
Feb 16	$10,866	$9,332	$10,803
Mar 16	$11,280	$10,024	$11,210
Apr 16	$11,149	$10,172	$11,114
May 16	$10,670	$10,185	$10,649
Jun 16	$11,846	$10,123	$11,720
Jul 16	$12,489	$10,559	$12,388
Aug 16	$12,549	$10,595	$12,551
Sep 16	$12,761	$10,660	$12,713
Oct 16	$12,794	$10,479	$12,798
Nov 16	$11,373	$10,558	$11,385
Dec 16	$11,749	$10,786	$11,796
Jan 17	$11,903	$11,081	$11,913
Feb 17	$12,063	$11,392	$12,107
Mar 17	$12,509	$11,532	$12,531
Apr 17	$12,813	$11,711	$12,859
May 17	$13,006	$11,970	$13,053
Jun 17	$13,215	$12,024	$13,269
Jul 17	$13,254	$12,360	$13,309
Aug 17	$13,292	$12,408	$13,336
Sep 17	$13,028	$12,647	$13,080
Oct 17	$13,154	$12,910	$13,222
Nov 17	$13,022	$13,160	$13,084
Dec 17	$13,904	$13,372	$14,004
Jan 18	$14,747	$14,127	$14,858
Feb 18	$14,269	$13,533	$14,411
Mar 18	$13,292	$13,244	$13,357
Apr 18	$12,651	$13,370	$12,817
May 18	$12,707	$13,387	$12,848
Jun 18	$11,691	$13,314	$11,816
Jul 18	$12,028	$13,716	$12,130
Aug 18	$12,050	$13,824	$12,177
Sep 18	$11,764	$13,884	$11,900
Oct 18	$11,168	$12,843	$11,288
Nov 18	$12,449	$13,031	$12,570
Dec 18	$12,543	$12,113	$12,694
Jan 19	$13,714	$13,070	$13,859
Feb 19	$13,026	$13,419	$13,219
Mar 19	$13,049	$13,588	$13,214
Apr 19	$13,198	$14,047	$13,373
May 19	$12,601	$13,214	$12,737
Jun 19	$13,278	$14,079	$13,458
Jul 19	$13,328	$14,120	$13,595
Aug 19	$12,879	$13,785	$13,088
Sep 19	$12,521	$14,075	$12,709
Oct 19	$12,908	$14,460	$13,118
Nov 19	$12,501	$14,813	$12,708
Dec 19	$13,293	$15,335	$13,506
Jan 20	$12,601	$15,166	$12,857
Feb 20	$11,139	$13,941	$11,140
Mar 20	$7,531	$12,059	$7,677
Apr 20	$8,758	$13,350	$8,939
May 20	$9,161	$13,931	$9,275
Jun 20	$9,772	$14,376	$9,872
Jul 20	$10,154	$15,137	$10,290
Aug 20	$10,415	$16,063	$10,582
Sep 20	$9,358	$15,545	$9,477
Oct 20	$9,897	$15,167	$10,170
Nov 20	$11,484	$17,037	$11,691
Dec 20	$12,203	$17,828	$12,406
Jan 21	$11,823	$17,747	$12,076
Feb 21	$11,992	$18,158	$12,255
Mar 21	$11,394	$18,643	$11,597
Apr 21	$11,429	$19,458	$11,680
May 21	$11,048	$19,761	$11,484
Jun 21	$10,773	$20,021	$10,975
Jul 21	$10,572	$20,159	$10,788
Aug 21	$11,163	$20,664	$11,335
Sep 21	$11,287	$19,810	$11,516
Oct 21	$12,184	$20,821	$12,363
Nov 21	$11,840	$20,320	$12,041
Dec 21	$12,003	$21,133	$12,199
Jan 22	$11,936	$20,095	$12,066
Feb 22	$12,366	$19,576	$12,500
Mar 22	$12,768	$20,000	$13,003
Apr 22	$13,339	$18,399	$13,597
May 22	$12,956	$18,420	$13,181
Jun 22	$11,879	$16,868	$12,058
Jul 22	$11,999	$18,046	$12,177
Aug 22	$12,375	$17,381	$12,611
Sep 22	$11,705	$15,717	$11,978
Oct 22	$11,573	$16,666	$11,782
Nov 22	$11,537	$17,958	$11,698
Dec 22	$10,817	$17,252	$11,035
Jan 23	$11,354	$18,488	$11,543
Feb 23	$10,978	$17,958	$11,313
Mar 23	$11,143	$18,512	$11,353
Apr 23	$11,631	$18,778	$11,847
May 23	$11,157	$18,577	$11,373
Jun 23	$11,293	$19,656	$11,467
Jul 23	$11,499	$20,375	$11,715
Aug 23	$11,341	$19,806	$11,571
Sep 23	$11,054	$18,987	$11,297
Oct 23	$10,052	$18,416	$10,257
Nov 23	$10,691	$20,116	$10,909
Dec 23	$11,023	$21,082	$11,268
Jan 24	$10,409	$21,206	$10,637
Feb 24	$10,555	$22,116	$10,767
Mar 24	$10,533	$22,810	$10,762
Apr 24	$10,409	$22,057	$10,661
May 24	$10,228	$22,953	$10,420
Jun 24	$10,289	$23,464	$10,516
Jul 24	$10,603	$23,843	$10,816
Aug 24	$11,652	$24,448	$11,900
Sep 24	$11,659	$25,016	$11,942
Oct 24	$11,158	$24,455	$11,450
Nov 24	$10,384	$25,369	$10,629
Dec 24	$10,118	$24,769	$10,396
Jan 25	$9,854	$25,600	$10,123
Feb 25	$8,359	$25,446	$8,549
Mar 25	$8,462	$24,441	$8,720
Apr 25	$9,050	$24,669	$9,290
May 25	$9,939	$26,087	$10,215
Jun 25	$9,754	$27,258	$10,003
Jul 25	$10,182	$27,628	$10,487
Aug 25	$10,636	$28,310	$10,924
Sep 25	$10,841	$29,336	$11,134
Oct 25	$10,991	$29,992	$11,310
Nov 25	$11,410	$29,989	$11,717
Dec 25	$11,453	$30,302	$11,800

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Indonesia Index ETF	13.19%	(1.26)%	1.37%
MVIS® Indonesia Index	13.50%	(1.00)%	1.67%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 59,226,465
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 71,536
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$59,226,465 Number of Portfolio Holdings59 Portfolio Turnover Rate23% Advisory Fees Paid$71,536
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Real Estate		1.5%
Health Care		2.0%
Consumer Discretionary		2.9%
Industrials		6.4%
Utilities		7.2%
Consumer Staples		7.5%
Communication Services		8.6%
Energy		14.4%
Materials		22.2%
Financials		27.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Bank Rakyat Indonesia Persero Tbk PT	8.0%
Bank Central Asia Tbk PT	8.0%
Bank Mandiri Persero Tbk PT	7.2%
Telkom Indonesia Persero Tbk PT	6.2%
Barito Renewables Energy Tbk PT	5.6%
Dian Swastatika Sentosa Tbk PT	5.6%
Astra International Tbk PT	5.1%
Amman Mineral Internasional PT	3.7%
Chandra Asri Pacific Tbk PT	3.6%
Barito Pacific Tbk PT	3.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102897
Shareholder Report [Line Items]
Fund Name	VanEck International High Yield Bond ETF
Class Name	VanEck International High Yield Bond ETF
Trading Symbol	IHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund had a positive return over the period, benefitting from high income and foreign currency appreciation.

  Issuers in the Telecom, Energy and Banking sectors contributed the most to performance. There were no sectors with negative returns during the period.

  In terms of country of risk, France, UK and Germany had the highest contribution to performance while Puerto Rico, China, and Ghana issuers detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA Global Broad Market Index	ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,889	$10,101	$9,831
Feb 16	$9,914	$10,323	$9,864
Mar 16	$10,518	$10,569	$10,479
Apr 16	$10,851	$10,704	$10,814
May 16	$10,766	$10,585	$10,742
Jun 16	$10,801	$10,885	$10,779
Jul 16	$11,062	$10,963	$11,057
Aug 16	$11,228	$10,911	$11,237
Sep 16	$11,296	$10,962	$11,308
Oct 16	$11,218	$10,668	$11,237
Nov 16	$11,023	$10,261	$11,035
Dec 16	$11,130	$10,217	$11,199
Jan 17	$11,429	$10,319	$11,472
Feb 17	$11,493	$10,365	$11,559
Mar 17	$11,510	$10,375	$11,586
Apr 17	$11,724	$10,494	$11,826
May 17	$11,883	$10,647	$12,007
Jun 17	$11,917	$10,637	$12,068
Jul 17	$12,162	$10,807	$12,329
Aug 17	$12,248	$10,917	$12,422
Sep 17	$12,332	$10,820	$12,523
Oct 17	$12,355	$10,783	$12,562
Nov 17	$12,409	$10,891	$12,605
Dec 17	$12,423	$10,927	$12,656
Jan 18	$12,712	$11,039	$12,915
Feb 18	$12,482	$10,943	$12,695
Mar 18	$12,483	$11,058	$12,696
Apr 18	$12,417	$10,889	$12,626
May 18	$12,131	$10,818	$12,320
Jun 18	$12,059	$10,778	$12,243
Jul 18	$12,259	$10,754	$12,448
Aug 18	$12,102	$10,770	$12,298
Sep 18	$12,233	$10,671	$12,431
Oct 18	$12,015	$10,562	$12,197
Nov 18	$11,875	$10,591	$12,052
Dec 18	$11,850	$10,808	$12,076
Jan 19	$12,307	$10,965	$12,497
Feb 19	$12,465	$10,905	$12,681
Mar 19	$12,543	$11,051	$12,760
Apr 19	$12,675	$11,023	$12,904
May 19	$12,525	$11,186	$12,758
Jun 19	$12,917	$11,422	$13,174
Jul 19	$12,921	$11,390	$13,187
Aug 19	$12,819	$11,652	$13,077
Sep 19	$12,875	$11,522	$13,137
Oct 19	$13,101	$11,592	$13,366
Nov 19	$13,150	$11,500	$13,424
Dec 19	$13,360	$11,549	$13,706
Jan 20	$13,452	$11,714	$13,764
Feb 20	$13,226	$11,812	$13,543
Mar 20	$11,431	$11,581	$11,598
Apr 20	$12,082	$11,793	$12,231
May 20	$12,612	$11,849	$12,789
Jun 20	$12,939	$11,951	$13,170
Jul 20	$13,524	$12,334	$13,785
Aug 20	$13,769	$12,293	$14,058
Sep 20	$13,508	$12,253	$13,824
Oct 20	$13,537	$12,235	$13,854
Nov 20	$14,200	$12,436	$14,581
Dec 20	$14,507	$12,581	$14,978
Jan 21	$14,524	$12,452	$14,949
Feb 21	$14,583	$12,207	$15,027
Mar 21	$14,403	$11,982	$14,836
Apr 21	$14,655	$12,125	$15,112
May 21	$14,808	$12,217	$15,306
Jun 21	$14,695	$12,139	$15,178
Jul 21	$14,625	$12,301	$15,097
Aug 21	$14,701	$12,245	$15,190
Sep 21	$14,424	$12,019	$14,914
Oct 21	$14,233	$11,989	$14,713
Nov 21	$13,917	$11,957	$14,369
Dec 21	$14,103	$11,922	$14,561
Jan 22	$13,721	$11,654	$14,173
Feb 22	$13,243	$11,504	$13,675
Mar 22	$13,096	$11,138	$13,412
Apr 22	$12,446	$10,531	$12,744
May 22	$12,412	$10,553	$12,684
Jun 22	$11,477	$10,228	$11,704
Jul 22	$11,793	$10,459	$11,995
Aug 22	$11,614	$10,031	$11,838
Sep 22	$10,949	$9,501	$11,157
Oct 22	$11,073	$9,440	$11,261
Nov 22	$11,798	$9,888	$12,056
Dec 22	$12,056	$9,911	$12,328
Jan 23	$12,584	$10,219	$12,906
Feb 23	$12,298	$9,889	$12,631
Mar 23	$12,418	$10,206	$12,758
Apr 23	$12,544	$10,262	$12,902
May 23	$12,316	$10,061	$12,685
Jun 23	$12,576	$10,066	$12,959
Jul 23	$12,788	$10,106	$13,183
Aug 23	$12,680	$9,980	$13,086
Sep 23	$12,534	$9,671	$12,934
Oct 23	$12,406	$9,544	$12,808
Nov 23	$13,038	$10,028	$13,468
Dec 23	$13,527	$10,462	$13,974
Jan 24	$13,520	$10,326	$14,000
Feb 24	$13,547	$10,172	$14,062
Mar 24	$13,600	$10,236	$14,151
Apr 24	$13,438	$9,958	$14,016
May 24	$13,700	$10,096	$14,311
Jun 24	$13,724	$10,114	$14,350
Jul 24	$13,988	$10,408	$14,628
Aug 24	$14,323	$10,644	$14,987
Sep 24	$14,556	$10,821	$15,260
Oct 24	$14,350	$10,448	$15,068
Nov 24	$14,252	$10,499	$14,984
Dec 24	$14,141	$10,244	$14,871
Jan 25	$14,293	$10,299	$15,035
Feb 25	$14,426	$10,478	$15,214
Mar 25	$14,559	$10,543	$15,355
Apr 25	$14,850	$10,850	$15,643
May 25	$15,051	$10,783	$15,857
Jun 25	$15,421	$10,993	$16,263
Jul 25	$15,393	$10,825	$16,262
Aug 25	$15,662	$10,989	$16,552
Sep 25	$15,769	$11,076	$16,666
Oct 25	$15,698	$11,044	$16,566
Nov 25	$15,688	$11,074	$16,619
Dec 25	$15,940	$11,071	$16,816

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck International High Yield Bond ETF	12.72%	1.90%	4.77%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index	13.08%	2.34%	5.33%
ICE BofA Global Broad Market Index	8.08%	(2.52)%	1.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 48,316,251
Holdings Count | Holding	567
Advisory Fees Paid, Amount	$ 145,593
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$48,316,251 Number of Portfolio Holdings567 Portfolio Turnover Rate36% Advisory Fees Paid$145,593
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.7%
Other Investments		0.5%
Real Estate		2.8%
Consumer Non-Cyclicals		3.2%
Healthcare		4.4%
Utilities		6.8%
Basic Materials		8.1%
Consumer Cyclicals		9.4%
Energy		10.5%
Technology		11.9%
Industrials		14.7%
Financials		25.0%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Petroleos Mexicanos, 6.70%, 2/16/2032	0.6%
Petroleos Mexicanos, 7.69%, 1/23/2050	0.5%
WEPA Hygieneprodukte GmbH, 5.62%, 1/15/2031	0.5%
British Telecommunications PLC, 5.12%, 10/3/2054	0.5%
Banco BPM SpA, 4.50%, 11/26/2036	0.5%
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/2030	0.5%
InPost SA, 4.00%, 4/1/2031	0.5%
Mundys SpA, 1.88%, 2/12/2028	0.5%
Electricite de France SA, 3.38% (Perpetual maturity)	0.5%
VZ Vendor Financing II BV, 2.88%, 1/15/2029	0.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000127738
Shareholder Report [Line Items]
Fund Name	VanEck Israel ETF
Class Name	VanEck Israel ETF
Trading Symbol	ISRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by solid corporate balance sheets and continued innovation activity, despite persistent geopolitical tensions and heightened regional uncertainty that weighed on investor sentiment at various points during the year.

  The Financials sector contributed the most to the Fund’s performance during the period, followed by Information Technology and Industrials.

  The leading individual contributors to performance were Bank Leumi Le-Israel B.M., Bank Hapoalim BM and Elbit Systems Ltd.

  The Consumer Discretionary sector detracted the most from the Fund’s performance during the period, followed by Communication Services.

  The leading individual detractors from performance were Wix.com Ltd., NICE Ltd. and Monday.com Ltd.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	BlueStar® Israel Global Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,337	$9,397	$9,281
Feb 16	$9,233	$9,332	$9,244
Mar 16	$9,701	$10,024	$9,700
Apr 16	$9,469	$10,172	$9,491
May 16	$9,431	$10,185	$9,434
Jun 16	$9,257	$10,123	$9,229
Jul 16	$9,687	$10,559	$9,691
Aug 16	$9,802	$10,595	$9,806
Sep 16	$9,698	$10,660	$9,739
Oct 16	$9,306	$10,479	$9,321
Nov 16	$9,476	$10,558	$9,493
Dec 16	$9,469	$10,786	$9,488
Jan 17	$9,720	$11,081	$9,728
Feb 17	$10,083	$11,392	$10,109
Mar 17	$10,238	$11,532	$10,267
Apr 17	$10,457	$11,711	$10,489
May 17	$10,714	$11,970	$10,742
Jun 17	$10,856	$12,024	$10,907
Jul 17	$10,806	$12,360	$10,852
Aug 17	$10,101	$12,408	$10,155
Sep 17	$10,513	$12,647	$10,529
Oct 17	$10,499	$12,910	$10,534
Nov 17	$10,587	$13,160	$10,632
Dec 17	$10,885	$13,372	$10,937
Jan 18	$11,358	$14,127	$11,448
Feb 18	$10,910	$13,533	$11,026
Mar 18	$10,688	$13,244	$10,729
Apr 18	$10,699	$13,370	$10,782
May 18	$11,254	$13,387	$11,340
Jun 18	$11,197	$13,314	$11,242
Jul 18	$11,573	$13,716	$11,652
Aug 18	$12,125	$13,824	$12,243
Sep 18	$11,892	$13,884	$11,979
Oct 18	$11,100	$12,843	$11,200
Nov 18	$11,416	$13,031	$11,517
Dec 18	$10,130	$12,113	$10,241
Jan 19	$11,225	$13,070	$11,333
Feb 19	$11,434	$13,419	$11,562
Mar 19	$11,394	$13,588	$11,546
Apr 19	$11,741	$14,047	$11,883
May 19	$11,160	$13,214	$11,379
Jun 19	$11,701	$14,079	$11,890
Jul 19	$12,119	$14,120	$12,311
Aug 19	$11,837	$13,785	$12,008
Sep 19	$11,862	$14,075	$12,034
Oct 19	$12,193	$14,460	$12,368
Nov 19	$12,835	$14,813	$13,031
Dec 19	$12,829	$15,335	$13,033
Jan 20	$13,100	$15,166	$13,329
Feb 20	$12,297	$13,941	$12,583
Mar 20	$10,258	$12,059	$10,492
Apr 20	$11,517	$13,350	$11,743
May 20	$12,362	$13,931	$12,417
Jun 20	$12,048	$14,376	$12,193
Jul 20	$13,019	$15,137	$13,161
Aug 20	$13,694	$16,063	$13,908
Sep 20	$13,082	$15,545	$13,312
Oct 20	$13,313	$15,167	$13,579
Nov 20	$14,878	$17,037	$15,146
Dec 20	$16,439	$17,828	$16,704
Jan 21	$16,731	$17,747	$17,052
Feb 21	$16,655	$18,158	$17,008
Mar 21	$16,217	$18,643	$16,499
Apr 21	$17,187	$19,458	$17,523
May 21	$17,135	$19,761	$17,435
Jun 21	$17,511	$20,021	$17,832
Jul 21	$17,380	$20,159	$17,725
Aug 21	$17,716	$20,664	$18,058
Sep 21	$17,337	$19,810	$17,713
Oct 21	$18,485	$20,821	$18,856
Nov 21	$17,633	$20,320	$18,034
Dec 21	$18,115	$21,133	$18,522
Jan 22	$16,714	$20,095	$17,041
Feb 22	$17,151	$19,576	$17,519
Mar 22	$17,250	$20,000	$17,668
Apr 22	$15,766	$18,399	$16,173
May 22	$15,082	$18,420	$15,420
Jun 22	$13,882	$16,868	$14,169
Jul 22	$15,217	$18,046	$15,558
Aug 22	$15,382	$17,381	$15,765
Sep 22	$13,466	$15,717	$13,807
Oct 22	$14,216	$16,666	$14,562
Nov 22	$14,339	$17,958	$14,600
Dec 22	$13,444	$17,252	$13,779
Jan 23	$14,296	$18,488	$14,621
Feb 23	$13,497	$17,958	$13,838
Mar 23	$13,533	$18,512	$13,855
Apr 23	$13,181	$18,778	$13,531
May 23	$13,134	$18,577	$13,472
Jun 23	$13,276	$19,656	$13,601
Jul 23	$13,940	$20,375	$14,312
Aug 23	$13,014	$19,806	$13,371
Sep 23	$12,628	$18,987	$12,959
Oct 23	$10,779	$18,416	$11,074
Nov 23	$12,413	$20,116	$12,763
Dec 23	$13,414	$21,082	$13,863
Jan 24	$13,366	$21,206	$13,785
Feb 24	$14,343	$22,116	$14,770
Mar 24	$14,377	$22,810	$14,868
Apr 24	$13,353	$22,057	$13,784
May 24	$13,768	$22,953	$14,185
Jun 24	$13,753	$23,464	$14,208
Jul 24	$14,177	$23,843	$14,637
Aug 24	$14,939	$24,448	$15,402
Sep 24	$15,005	$25,016	$15,489
Oct 24	$15,151	$24,455	$15,673
Nov 24	$16,398	$25,369	$16,936
Dec 24	$16,828	$24,769	$17,415
Jan 25	$17,545	$25,600	$18,160
Feb 25	$17,194	$25,446	$17,792
Mar 25	$16,322	$24,441	$16,863
Apr 25	$17,020	$24,669	$17,618
May 25	$18,363	$26,087	$19,021
Jun 25	$20,099	$27,258	$20,824
Jul 25	$19,510	$27,628	$20,265
Aug 25	$20,302	$28,310	$21,033
Sep 25	$21,294	$29,336	$22,106
Oct 25	$21,517	$29,992	$22,365
Nov 25	$21,851	$29,989	$22,808
Dec 25	$23,101	$30,302	$24,021

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Israel ETF	37.28%	7.04%	8.73%
BlueStar® Israel Global Index	37.93%	7.54%	9.16%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 120,216,659
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 469,551
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$120,216,659 Number of Portfolio Holdings81 Portfolio Turnover Rate8% Advisory Fees Paid$469,551
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		1.0%
Consumer Staples		1.5%
Communication Services		1.6%
Energy		1.8%
Consumer Discretionary		2.3%
Utilities		3.7%
Real Estate		4.2%
Industrials		7.5%
Health Care		11.1%
Information Technology		30.7%
Financials		34.5%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Teva Pharmaceutical Industries Ltd.	10.5%
Bank Leumi Le-Israel BM	8.4%
Bank Hapoalim BM	7.2%
CyberArk Software Ltd.	6.1%
Elbit Systems Ltd.	4.9%
Check Point Software Technologies Ltd.	4.4%
Israel Discount Bank Ltd.	3.2%
Mizrahi Tefahot Bank Ltd.	3.0%
Phoenix Financial Ltd.	2.5%
Tower Semiconductor Ltd.	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088891
Shareholder Report [Line Items]
Fund Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Class Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	EMLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund generated a strong return over the period amid trade tensions and rising geopolitical risks, as strong fundamentals kept emerging markets local currency and real yields attractive.

  Bonds denominated in Mexican Peso, South African Rand, and Brazilian Real were the largest contributors to performance, while bonds denominated in Dominican Pesos detracted slightly during the period.

  Currency appreciation and high carry contributed the most to performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA Global Broad Market Plus Index	JPMorgan GBI-EMG Core Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,050	$10,097	$10,019
Feb 16	$10,183	$10,314	$10,167
Mar 16	$11,073	$10,578	$11,080
Apr 16	$11,350	$10,713	$11,368
May 16	$10,761	$10,581	$10,773
Jun 16	$11,363	$10,889	$11,391
Jul 16	$11,436	$10,972	$11,476
Aug 16	$11,434	$10,922	$11,472
Sep 16	$11,628	$10,975	$11,682
Oct 16	$11,543	$10,685	$11,603
Nov 16	$10,743	$10,268	$10,795
Dec 16	$10,876	$10,225	$10,995
Jan 17	$11,188	$10,336	$11,261
Feb 17	$11,387	$10,389	$11,455
Mar 17	$11,598	$10,402	$11,700
Apr 17	$11,737	$10,518	$11,835
May 17	$11,947	$10,673	$12,057
Jun 17	$12,004	$10,664	$12,122
Jul 17	$12,237	$10,838	$12,355
Aug 17	$12,427	$10,947	$12,556
Sep 17	$12,391	$10,851	$12,520
Oct 17	$12,048	$10,808	$12,176
Nov 17	$12,238	$10,921	$12,390
Dec 17	$12,399	$10,961	$12,608
Jan 18	$12,959	$11,082	$13,128
Feb 18	$12,812	$10,984	$12,980
Mar 18	$12,916	$11,101	$13,112
Apr 18	$12,565	$10,929	$12,744
May 18	$11,883	$10,845	$12,056
Jun 18	$11,490	$10,797	$11,685
Jul 18	$11,766	$10,780	$11,945
Aug 18	$11,020	$10,784	$11,187
Sep 18	$11,244	$10,695	$11,435
Oct 18	$11,115	$10,583	$11,302
Nov 18	$11,370	$10,622	$11,589
Dec 18	$11,446	$10,836	$11,737
Jan 19	$12,102	$11,001	$12,364
Feb 19	$12,001	$10,940	$12,235
Mar 19	$11,806	$11,079	$12,053
Apr 19	$11,806	$11,048	$12,020
May 19	$11,764	$11,204	$12,003
Jun 19	$12,438	$11,451	$12,690
Jul 19	$12,551	$11,425	$12,821
Aug 19	$12,002	$11,671	$12,279
Sep 19	$12,119	$11,548	$12,378
Oct 19	$12,399	$11,624	$12,678
Nov 19	$12,174	$11,532	$12,434
Dec 19	$12,579	$11,591	$12,928
Jan 20	$12,501	$11,746	$12,787
Feb 20	$12,094	$11,833	$12,375
Mar 20	$10,762	$11,576	$11,000
Apr 20	$11,121	$11,792	$11,408
May 20	$11,657	$11,857	$11,971
Jun 20	$11,753	$11,963	$12,054
Jul 20	$12,122	$12,344	$12,450
Aug 20	$12,088	$12,304	$12,414
Sep 20	$11,868	$12,263	$12,191
Oct 20	$11,909	$12,251	$12,243
Nov 20	$12,559	$12,463	$12,917
Dec 20	$12,953	$12,617	$13,374
Jan 21	$12,849	$12,483	$13,234
Feb 21	$12,536	$12,235	$12,892
Mar 21	$12,127	$12,004	$12,496
Apr 21	$12,391	$12,153	$12,770
May 21	$12,661	$12,249	$13,081
Jun 21	$12,550	$12,169	$12,937
Jul 21	$12,477	$12,323	$12,876
Aug 21	$12,580	$12,272	$12,977
Sep 21	$12,146	$12,036	$12,540
Oct 21	$11,983	$12,003	$12,363
Nov 21	$11,617	$11,966	$11,994
Dec 21	$11,745	$11,937	$12,139
Jan 22	$11,783	$11,675	$12,173
Feb 22	$11,419	$11,530	$11,703
Mar 22	$11,200	$11,173	$11,524
Apr 22	$10,591	$10,564	$10,892
May 22	$10,720	$10,593	$11,036
Jun 22	$10,250	$10,256	$10,567
Jul 22	$10,236	$10,486	$10,569
Aug 22	$10,273	$10,067	$10,602
Sep 22	$9,792	$9,531	$10,111
Oct 22	$9,699	$9,461	$10,013
Nov 22	$10,335	$9,907	$10,677
Dec 22	$10,553	$9,949	$10,904
Jan 23	$10,945	$10,265	$11,301
Feb 23	$10,665	$9,932	$11,009
Mar 23	$11,059	$10,245	$11,430
Apr 23	$11,134	$10,297	$11,516
May 23	$11,025	$10,102	$11,420
Jun 23	$11,339	$10,104	$11,737
Jul 23	$11,603	$10,161	$12,003
Aug 23	$11,314	$10,029	$11,711
Sep 23	$10,931	$9,730	$11,309
Oct 23	$10,849	$9,607	$11,231
Nov 23	$11,406	$10,088	$11,816
Dec 23	$11,807	$10,509	$12,093
Jan 24	$11,634	$10,376	$11,867
Feb 24	$11,568	$10,238	$11,828
Mar 24	$11,462	$10,295	$11,822
Apr 24	$11,249	$10,029	$11,596
May 24	$11,436	$10,165	$11,796
Jun 24	$11,295	$10,185	$11,653
Jul 24	$11,543	$10,469	$11,917
Aug 24	$11,887	$10,712	$12,272
Sep 24	$12,246	$10,893	$12,651
Oct 24	$11,690	$10,526	$12,079
Nov 24	$11,617	$10,571	$12,016
Dec 24	$11,409	$10,335	$11,803
Jan 25	$11,630	$10,397	$12,043
Feb 25	$11,716	$10,558	$12,133
Mar 25	$11,847	$10,622	$12,287
Apr 25	$12,215	$10,926	$12,677
May 25	$12,374	$10,875	$12,845
Jun 25	$12,731	$11,082	$13,215
Jul 25	$12,621	$10,919	$13,110
Aug 25	$12,891	$11,078	$13,387
Sep 25	$13,060	$11,154	$13,579
Oct 25	$13,112	$11,129	$13,647
Nov 25	$13,229	$11,156	$13,836
Dec 25	$13,487	$11,167	$14,046

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck J.P. Morgan EM Local Currency Bond ETF	18.21%	0.81%	3.04%
JPMorgan GBI-EMG Core Index	19.00%	0.98%	3.46%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,207,214,001
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 8,645,611
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,207,214,001 Number of Portfolio Holdings489 Portfolio Turnover Rate26% Advisory Fees Paid$8,645,611
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Government		98.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Mexican Bonos, 7.75%, 5/29/2031	0.8%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2031	0.8%
Turkiye Government Bond, 30.00%, 9/12/2029	0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2029	0.7%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.7%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%
Mexican Bonos, 7.75%, 11/23/2034	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000081187
Shareholder Report [Line Items]
Fund Name	VanEck Junior Gold Miners ETF
Class Name	VanEck Junior Gold Miners ETF
Trading Symbol	GDXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$97	0.52%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  The Fund’s exposure to Canada, Australia and United States were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Harmony Gold, Evolution Mining and Pan American Silver.

  There were no detractors at the country level. Countries with the lowest contributions included Turkey, Indonesia and Peru.

  The leading individual detractors were Arizona Metals Corp, Pantoro Gold and Catalyst Metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Junior Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,922	$9,397	$9,921
Feb 16	$13,392	$9,332	$13,394
Mar 16	$14,521	$10,024	$14,543
Apr 16	$19,886	$10,172	$19,894
May 16	$17,601	$10,185	$17,606
Jun 16	$22,175	$10,123	$22,197
Jul 16	$25,942	$10,559	$25,928
Aug 16	$21,785	$10,595	$21,806
Sep 16	$22,986	$10,660	$23,073
Oct 16	$21,150	$10,479	$21,046
Nov 16	$17,810	$10,558	$17,863
Dec 16	$17,375	$10,786	$17,509
Jan 17	$20,591	$11,081	$20,642
Feb 17	$20,207	$11,392	$20,194
Mar 17	$19,747	$11,532	$19,774
Apr 17	$17,808	$11,711	$17,636
May 17	$17,288	$11,970	$17,157
Jun 17	$18,312	$12,024	$18,116
Jul 17	$18,356	$12,360	$18,156
Aug 17	$19,660	$12,408	$19,437
Sep 17	$18,400	$12,647	$18,227
Oct 17	$17,512	$12,910	$17,361
Nov 17	$17,337	$13,160	$17,196
Dec 17	$18,746	$13,372	$18,592
Jan 18	$18,444	$14,127	$18,288
Feb 18	$17,167	$13,533	$17,055
Mar 18	$17,578	$13,244	$17,431
Apr 18	$17,836	$13,370	$17,743
May 18	$17,918	$13,387	$17,806
Jun 18	$17,896	$13,314	$17,767
Jul 18	$17,370	$13,716	$17,273
Aug 18	$15,266	$13,824	$15,116
Sep 18	$14,992	$13,884	$14,916
Oct 18	$15,008	$12,843	$14,925
Nov 18	$14,658	$13,031	$14,585
Dec 18	$16,574	$12,113	$16,501
Jan 19	$18,143	$13,070	$18,073
Feb 19	$17,890	$13,419	$17,850
Mar 19	$17,483	$13,588	$17,441
Apr 19	$16,162	$14,047	$16,110
May 19	$16,211	$13,214	$16,144
Jun 19	$19,294	$14,079	$19,253
Jul 19	$20,905	$14,120	$20,941
Aug 19	$22,725	$13,785	$22,680
Sep 19	$20,142	$14,075	$20,138
Oct 19	$21,507	$14,460	$21,489
Nov 19	$20,896	$14,813	$20,890
Dec 19	$23,422	$15,335	$23,461
Jan 20	$22,987	$15,166	$22,901
Feb 20	$20,474	$13,941	$20,517
Mar 20	$15,879	$12,059	$15,922
Apr 20	$22,518	$13,350	$22,687
May 20	$25,387	$13,931	$25,537
Jun 20	$27,358	$14,376	$27,325
Jul 20	$33,549	$15,137	$33,526
Aug 20	$33,193	$16,063	$33,334
Sep 20	$30,766	$15,545	$30,851
Oct 20	$29,389	$15,167	$29,512
Nov 20	$27,565	$17,037	$27,724
Dec 20	$30,464	$17,828	$30,708
Jan 21	$28,222	$17,747	$28,548
Feb 21	$25,881	$18,158	$26,172
Mar 21	$25,142	$18,643	$25,372
Apr 21	$26,638	$19,458	$26,947
May 21	$30,572	$19,761	$31,070
Jun 21	$26,164	$20,021	$26,454
Jul 21	$25,701	$20,159	$26,026
Aug 21	$24,217	$20,664	$24,510
Sep 21	$21,491	$19,810	$21,768
Oct 21	$24,314	$20,821	$24,644
Nov 21	$23,950	$20,320	$24,285
Dec 21	$23,932	$21,133	$24,261
Jan 22	$21,905	$20,095	$22,175
Feb 22	$24,738	$19,576	$25,121
Mar 22	$26,854	$20,000	$27,274
Apr 22	$24,725	$18,399	$25,171
May 22	$22,560	$18,420	$22,960
Jun 22	$18,369	$16,868	$18,673
Jul 22	$19,185	$18,046	$19,474
Aug 22	$16,898	$17,381	$17,177
Sep 22	$16,742	$15,717	$17,010
Oct 22	$16,875	$16,666	$17,136
Nov 22	$20,221	$17,958	$20,458
Dec 22	$20,466	$17,252	$20,799
Jan 23	$22,365	$18,488	$22,738
Feb 23	$19,303	$17,958	$19,660
Mar 23	$22,783	$18,512	$23,235
Apr 23	$22,886	$18,778	$23,329
May 23	$21,221	$18,577	$21,622
Jun 23	$20,405	$19,656	$20,774
Jul 23	$21,569	$20,375	$21,991
Aug 23	$20,715	$19,806	$21,180
Sep 23	$18,537	$18,987	$18,990
Oct 23	$19,232	$18,416	$19,708
Nov 23	$22,068	$20,116	$22,601
Dec 23	$22,057	$21,082	$22,586
Jan 24	$19,681	$21,206	$20,182
Feb 24	$18,338	$22,116	$18,802
Mar 24	$22,292	$22,810	$22,844
Apr 24	$23,579	$22,057	$24,272
May 24	$26,206	$22,953	$26,849
Jun 24	$24,510	$23,464	$25,149
Jul 24	$26,580	$23,843	$27,257
Aug 24	$26,612	$24,448	$27,371
Sep 24	$28,342	$25,016	$29,184
Oct 24	$29,894	$24,455	$30,825
Nov 24	$27,635	$25,369	$28,423
Dec 24	$25,351	$24,769	$26,133
Jan 25	$28,723	$25,600	$29,712
Feb 25	$28,958	$25,446	$29,758
Mar 25	$33,851	$24,441	$34,934
Apr 25	$36,401	$24,669	$37,696
May 25	$38,604	$26,087	$39,962
Jun 25	$40,083	$27,258	$41,481
Jul 25	$38,015	$27,628	$39,533
Aug 25	$47,071	$28,310	$48,765
Sep 25	$58,596	$29,336	$60,800
Oct 25	$55,428	$29,992	$57,616
Nov 25	$64,536	$29,989	$67,048
Dec 25	$69,270	$30,302	$72,259

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Junior Gold Miners ETF	173.25%	17.86%	21.35%
MVIS® Global Junior Gold Miners Index	176.50%	18.67%	21.87%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 9,405,743,590
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 31,712,302
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,405,743,590 Number of Portfolio Holdings92 Portfolio Turnover Rate36% Advisory Fees Paid$31,712,302
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Precious Metals & Minerals		3.6%
Diversified Metals & Mining		4.6%
Silver		8.0%
Gold		83.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Pan American Silver Corp.	7.0%
Alamos Gold, Inc.	6.3%
Coeur Mining, Inc.	5.7%
Equinox Gold Corp.	5.5%
Royal Gold, Inc.	5.0%
Industrias Penoles SAB de CV	3.1%
Evolution Mining Ltd.	2.7%
Endeavour Mining PLC	2.6%
Hecla Mining Co.	2.5%
IAMGOLD Corp.	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000047031
Shareholder Report [Line Items]
Fund Name	VanEck Low Carbon Energy ETF
Class Name	VanEck Low Carbon Energy ETF
Trading Symbol	SMOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving conditions across the global low-carbon and clean energy industry, supported by continued electrification trends and increased adoption of alternative energy technologies.

  At the industry level, consumer discretionary and utilities sectors, specifically, electric vehicle manufacturers and electric utilities were the leading contributors to performance.

  The Fund’s exposure to companies in the information technology sector, with select companies from China and the United States, led overall detractors.

  The leading individual contributors to performance were Iberdrola SA, Enel SpA, and Vestas Wind Systems.

  The leading individual detractors to performance were Enphase Energy and Owens Corning.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Low Carbon Energy Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,065	$9,397	$8,999
Feb 16	$9,056	$9,332	$9,039
Mar 16	$9,709	$10,024	$9,669
Apr 16	$9,601	$10,172	$9,556
May 16	$9,366	$10,185	$9,314
Jun 16	$9,181	$10,123	$9,090
Jul 16	$9,557	$10,559	$9,480
Aug 16	$9,663	$10,595	$9,580
Sep 16	$9,819	$10,660	$9,708
Oct 16	$9,472	$10,479	$9,381
Nov 16	$9,234	$10,558	$9,133
Dec 16	$9,474	$10,786	$9,397
Jan 17	$9,917	$11,081	$9,822
Feb 17	$10,119	$11,392	$10,027
Mar 17	$10,306	$11,532	$10,210
Apr 17	$10,662	$11,711	$10,587
May 17	$10,980	$11,970	$10,901
Jun 17	$11,137	$12,024	$11,058
Jul 17	$11,300	$12,360	$11,230
Aug 17	$10,937	$12,408	$10,864
Sep 17	$11,248	$12,647	$11,175
Oct 17	$11,699	$12,910	$11,624
Nov 17	$11,192	$13,160	$11,123
Dec 17	$11,548	$13,372	$11,496
Jan 18	$11,944	$14,127	$11,889
Feb 18	$11,573	$13,533	$11,550
Mar 18	$11,429	$13,244	$11,361
Apr 18	$11,488	$13,370	$11,470
May 18	$11,514	$13,387	$11,489
Jun 18	$11,008	$13,314	$10,990
Jul 18	$11,478	$13,716	$11,447
Aug 18	$11,577	$13,824	$11,541
Sep 18	$11,042	$13,884	$11,024
Oct 18	$10,303	$12,843	$10,289
Nov 18	$11,254	$13,031	$11,230
Dec 18	$10,506	$12,113	$10,502
Jan 19	$11,656	$13,070	$11,654
Feb 19	$12,119	$13,419	$12,129
Mar 19	$11,871	$13,588	$11,884
Apr 19	$12,548	$14,047	$12,573
May 19	$11,265	$13,214	$11,312
Jun 19	$12,401	$14,079	$12,442
Jul 19	$12,601	$14,120	$12,666
Aug 19	$11,872	$13,785	$11,927
Sep 19	$12,193	$14,075	$12,261
Oct 19	$12,640	$14,460	$12,717
Nov 19	$13,249	$14,813	$13,336
Dec 19	$14,433	$15,335	$14,535
Jan 20	$14,809	$15,166	$14,936
Feb 20	$14,208	$13,941	$14,302
Mar 20	$11,485	$12,059	$11,606
Apr 20	$13,539	$13,350	$13,675
May 20	$14,718	$13,931	$14,844
Jun 20	$15,574	$14,376	$15,722
Jul 20	$17,779	$15,137	$17,966
Aug 20	$20,870	$16,063	$21,112
Sep 20	$20,904	$15,545	$21,170
Oct 20	$21,982	$15,167	$22,267
Nov 20	$28,084	$17,037	$28,499
Dec 20	$31,558	$17,828	$32,027
Jan 21	$33,538	$17,747	$34,158
Feb 21	$30,912	$18,158	$31,408
Mar 21	$29,924	$18,643	$30,383
Apr 21	$28,920	$19,458	$29,543
May 21	$28,625	$19,761	$29,163
Jun 21	$30,719	$20,021	$31,225
Jul 21	$30,133	$20,159	$30,669
Aug 21	$30,954	$20,664	$31,611
Sep 21	$28,458	$19,810	$29,129
Oct 21	$33,545	$20,821	$34,258
Nov 21	$32,785	$20,320	$33,529
Dec 21	$30,603	$21,133	$31,329
Jan 22	$26,342	$20,095	$26,760
Feb 22	$27,416	$19,576	$28,012
Mar 22	$27,811	$20,000	$28,513
Apr 22	$24,356	$18,399	$25,059
May 22	$24,864	$18,420	$25,415
Jun 22	$23,972	$16,868	$24,445
Jul 22	$26,285	$18,046	$26,806
Aug 22	$25,012	$17,381	$25,609
Sep 22	$21,732	$15,717	$22,295
Oct 22	$21,382	$16,666	$21,861
Nov 22	$23,648	$17,958	$23,990
Dec 22	$21,569	$17,252	$22,065
Jan 23	$23,683	$18,488	$24,129
Feb 23	$22,631	$17,958	$23,154
Mar 23	$23,621	$18,512	$24,112
Apr 23	$22,428	$18,778	$22,896
May 23	$22,331	$18,577	$22,811
Jun 23	$23,877	$19,656	$24,389
Jul 23	$25,211	$20,375	$25,761
Aug 23	$22,451	$19,806	$22,974
Sep 23	$20,500	$18,987	$21,001
Oct 23	$18,388	$18,416	$18,783
Nov 23	$20,218	$20,116	$20,672
Dec 23	$21,859	$21,082	$22,379
Jan 24	$18,784	$21,206	$19,255
Feb 24	$19,319	$22,116	$19,756
Mar 24	$19,424	$22,810	$19,871
Apr 24	$18,952	$22,057	$19,456
May 24	$20,663	$22,953	$21,111
Jun 24	$19,140	$23,464	$19,609
Jul 24	$20,469	$23,843	$20,921
Aug 24	$20,485	$24,448	$20,983
Sep 24	$22,363	$25,016	$22,958
Oct 24	$20,471	$24,455	$20,968
Nov 24	$20,382	$25,369	$20,860
Dec 24	$19,855	$24,769	$20,395
Jan 25	$19,999	$25,600	$20,536
Feb 25	$20,382	$25,446	$20,909
Mar 25	$20,289	$24,441	$20,800
Apr 25	$20,624	$24,669	$21,156
May 25	$21,819	$26,087	$22,403
Jun 25	$22,034	$27,258	$22,615
Jul 25	$22,692	$27,628	$23,325
Aug 25	$23,685	$28,310	$24,364
Sep 25	$25,593	$29,336	$26,284
Oct 25	$27,234	$29,992	$27,998
Nov 25	$26,722	$29,989	$27,453
Dec 25	$26,382	$30,302	$27,191

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Low Carbon Energy ETF	32.88%	(3.52)%	10.19%
MVIS® Global Low Carbon Energy Index	33.32%	(3.22)%	10.52%
MSCI ACWI Index	22.34%	11.19%	11.72%

MVIS Global Low Carbon Energy Index replaced the Ardour Global Index℠ (Extra Liquid) effective April 26, 2021. Index history prior to April 26, 2021 reflects the performance of the Ardour Global Index℠.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 127,498,779
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 611,237
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$127,498,779 Number of Portfolio Holdings60 Portfolio Turnover Rate21% Advisory Fees Paid$611,237
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.5%
Materials		1.3%
Information Technology		9.2%
Industrials		23.0%
Consumer Discretionary		27.8%
Utilities		38.3%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Tesla, Inc.	8.1%
NextEra Energy, Inc.	8.0%
Iberdrola SA	7.4%
Enel SpA	6.8%
BYD Co. Ltd.	5.9%
Vestas Wind Systems A/S	5.1%
First Solar, Inc.	3.7%
Rivian Automotive, Inc.	3.5%
Bloom Energy Corp.	2.6%
Kingspan Group PLC	2.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000102386
Shareholder Report [Line Items]
Fund Name	VanEck Mortgage REIT Income ETF
Class Name	VanEck Mortgage REIT Income ETF
Trading Symbol	MORT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund provided positive total return during the period as mortgage REITs (mREITs) benefited from improved spread dynamics driven by a steeping yield curve.

  Residential mREITs were the primary contributors to performance while the commercial and multi-type hybrid mREITs segments experienced more mixed outcomes.

  Annaly Capital Management, Inc. was the top contributor to Fund performance during the period, while Ready Capital Corp. was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	MVIS® US Mortgage REITs Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,667	$9,504	$9,438
Feb 16	$9,915	$9,491	$9,681
Mar 16	$10,616	$10,135	$10,375
Apr 16	$10,830	$10,174	$10,584
May 16	$11,316	$10,357	$11,062
Jun 16	$11,678	$10,384	$11,426
Jul 16	$12,108	$10,766	$11,852
Aug 16	$12,234	$10,782	$11,982
Sep 16	$12,300	$10,784	$12,049
Oct 16	$12,303	$10,587	$12,043
Nov 16	$12,511	$10,979	$12,250
Dec 16	$12,308	$11,196	$12,318
Jan 17	$12,712	$11,408	$12,457
Feb 17	$13,407	$11,861	$13,140
Mar 17	$13,786	$11,875	$13,522
Apr 17	$14,311	$11,997	$14,042
May 17	$14,135	$12,166	$13,872
Jun 17	$14,486	$12,242	$14,215
Jul 17	$14,520	$12,494	$14,255
Aug 17	$14,740	$12,532	$14,478
Sep 17	$14,959	$12,790	$14,691
Oct 17	$14,485	$13,089	$14,228
Nov 17	$14,575	$13,490	$14,320
Dec 17	$14,539	$13,640	$14,653
Jan 18	$13,876	$14,421	$13,632
Feb 18	$13,404	$13,890	$13,174
Mar 18	$14,316	$13,537	$14,078
Apr 18	$14,356	$13,589	$14,123
May 18	$14,779	$13,916	$14,543
Jun 18	$15,032	$14,002	$14,795
Jul 18	$15,561	$14,523	$15,329
Aug 18	$15,638	$14,996	$15,409
Sep 18	$15,381	$15,081	$15,160
Oct 18	$15,080	$14,050	$14,856
Nov 18	$15,316	$14,337	$15,094
Dec 18	$13,953	$13,042	$14,057
Jan 19	$15,589	$14,087	$15,379
Feb 19	$15,562	$14,540	$15,361
Mar 19	$15,756	$14,822	$15,557
Apr 19	$16,078	$15,422	$15,882
May 19	$15,051	$14,442	$14,870
Jun 19	$15,799	$15,460	$15,621
Jul 19	$16,126	$15,682	$15,952
Aug 19	$15,160	$15,434	$15,004
Sep 19	$16,113	$15,723	$15,946
Oct 19	$16,540	$16,063	$16,374
Nov 19	$16,755	$16,646	$16,592
Dec 19	$16,868	$17,149	$17,152
Jan 20	$17,904	$17,142	$17,737
Feb 20	$16,328	$15,731	$16,185
Mar 20	$7,211	$13,788	$7,128
Apr 20	$8,582	$15,555	$8,460
May 20	$8,834	$16,296	$8,713
Jun 20	$10,099	$16,620	$9,976
Jul 20	$10,628	$17,558	$10,495
Aug 20	$10,848	$18,820	$10,717
Sep 20	$10,705	$18,105	$10,573
Oct 20	$10,690	$17,623	$10,569
Nov 20	$12,650	$19,552	$12,514
Dec 20	$13,176	$20,304	$13,318
Jan 21	$13,236	$20,099	$13,098
Feb 21	$14,445	$20,653	$14,298
Mar 21	$15,250	$21,558	$15,106
Apr 21	$15,937	$22,708	$15,794
May 21	$15,978	$22,867	$15,840
Jun 21	$16,246	$23,401	$16,110
Jul 21	$15,753	$23,956	$15,618
Aug 21	$16,152	$24,685	$16,018
Sep 21	$15,832	$23,537	$15,704
Oct 21	$16,444	$25,186	$16,320
Nov 21	$15,434	$25,011	$15,324
Dec 21	$15,628	$26,132	$15,522
Jan 22	$15,392	$24,780	$15,293
Feb 22	$14,363	$24,038	$14,276
Mar 22	$14,879	$24,931	$14,792
Apr 22	$13,589	$22,757	$13,500
May 22	$13,992	$22,798	$13,905
Jun 22	$12,500	$20,916	$12,422
Jul 22	$14,292	$22,845	$14,222
Aug 22	$13,211	$21,913	$13,150
Sep 22	$10,078	$19,895	$10,008
Oct 22	$11,450	$21,506	$11,373
Nov 22	$12,397	$22,708	$12,318
Dec 22	$11,444	$21,399	$11,380
Jan 23	$13,303	$22,744	$13,229
Feb 23	$12,219	$22,189	$12,157
Mar 23	$11,099	$23,004	$11,062
Apr 23	$11,286	$23,363	$11,243
May 23	$10,918	$23,464	$10,880
Jun 23	$12,293	$25,015	$12,260
Jul 23	$12,831	$25,818	$12,794
Aug 23	$12,556	$25,407	$12,522
Sep 23	$11,928	$24,196	$11,899
Oct 23	$10,669	$23,687	$10,629
Nov 23	$12,191	$25,850	$12,148
Dec 23	$13,190	$27,025	$13,135
Jan 24	$12,572	$27,479	$12,523
Feb 24	$12,472	$28,946	$12,427
Mar 24	$13,041	$29,878	$13,006
Apr 24	$12,256	$28,657	$12,217
May 24	$12,789	$30,078	$12,751
Jun 24	$12,846	$31,157	$12,813
Jul 24	$13,664	$31,537	$13,634
Aug 24	$13,959	$32,302	$13,933
Sep 24	$14,138	$32,992	$14,116
Oct 24	$13,429	$32,692	$13,405
Nov 24	$13,783	$34,612	$13,761
Dec 24	$13,221	$33,786	$13,200
Jan 25	$13,851	$34,727	$13,834
Feb 25	$14,682	$34,274	$14,671
Mar 25	$13,927	$32,343	$13,922
Apr 25	$13,279	$32,124	$13,244
May 25	$13,129	$34,146	$13,097
Jun 25	$13,671	$35,882	$13,647
Jul 25	$13,841	$36,687	$13,825
Aug 25	$14,574	$37,431	$14,561
Sep 25	$14,264	$38,797	$14,255
Oct 25	$14,211	$39,706	$14,205
Nov 25	$14,864	$39,803	$14,865
Dec 25	$14,903	$39,827	$14,910

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Mortgage REIT Income ETF	12.73%	2.49%	4.07%
MVIS® US Mortgage REITs Index	12.96%	2.28%	4.08%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 377,137,382
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,253,276
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$377,137,382 Number of Portfolio Holdings26 Portfolio Turnover Rate20% Advisory Fees Paid$1,253,276
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Financial Services		100.1%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Annaly Capital Management, Inc.	17.1%
AGNC Investment Corp.	13.7%
Starwood Property Trust, Inc.	7.7%
Rithm Capital Corp.	7.1%
ARMOUR Residential REIT, Inc.	4.8%
Blackstone Mortgage Trust, Inc.	4.8%
Dynex Capital, Inc.	4.7%
Orchid Island Capital, Inc.	4.0%
Arbor Realty Trust, Inc.	3.8%
Ellington Financial, Inc.	3.8%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000064328
Shareholder Report [Line Items]
Fund Name	VanEck Natural Resources ETF
Class Name	VanEck Natural Resources ETF
Trading Symbol	HAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$48	0.41%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global natural resource markets, supported by resilient energy demand and favorable commodity pricing, particularly in the metals segment.

  The Fund’s exposure to materials, led by gold, and energy, led by integrated oil & gas, were the leading contributors to performance, while modest positioning in real estate was the leading detractor.

  From a country perspective, the United States and Canada were the largest contributors to the Fund’s performance while contributions from Indonesia, Portugal, and Israel were more muted.

  The leading individual contributors to performance were Bayer, Newmont, Iberdrola, Agnico Eagle Mines, and Barrick Mining.

  The leading individual detractors were PT Amman Mineral Internasional Tbk, ONEOK, Ingredion, and Orsted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,610	$9,397	$9,566
Feb 16	$10,034	$9,332	$10,031
Mar 16	$10,788	$10,024	$10,787
Apr 16	$11,748	$10,172	$11,750
May 16	$11,338	$10,185	$11,333
Jun 16	$11,619	$10,123	$11,576
Jul 16	$11,956	$10,559	$11,941
Aug 16	$11,907	$10,595	$11,896
Sep 16	$12,036	$10,660	$12,009
Oct 16	$11,857	$10,479	$11,852
Nov 16	$12,210	$10,558	$12,178
Dec 16	$12,493	$10,786	$12,504
Jan 17	$13,000	$11,081	$12,981
Feb 17	$12,903	$11,392	$12,896
Mar 17	$12,864	$11,532	$12,860
Apr 17	$12,834	$11,711	$12,840
May 17	$12,714	$11,970	$12,717
Jun 17	$12,687	$12,024	$12,694
Jul 17	$13,263	$12,360	$13,269
Aug 17	$13,220	$12,408	$13,227
Sep 17	$13,673	$12,647	$13,684
Oct 17	$13,870	$12,910	$13,883
Nov 17	$14,075	$13,160	$14,084
Dec 17	$14,635	$13,372	$14,682
Jan 18	$15,242	$14,127	$15,273
Feb 18	$14,390	$13,533	$14,473
Mar 18	$14,240	$13,244	$14,261
Apr 18	$14,607	$13,370	$14,669
May 18	$14,784	$13,387	$14,842
Jun 18	$14,607	$13,314	$14,677
Jul 18	$14,784	$13,716	$14,850
Aug 18	$14,587	$13,824	$14,649
Sep 18	$14,907	$13,884	$14,989
Oct 18	$13,818	$12,843	$13,897
Nov 18	$13,794	$13,031	$13,869
Dec 18	$13,070	$12,113	$13,151
Jan 19	$14,308	$13,070	$14,391
Feb 19	$14,438	$13,419	$14,536
Mar 19	$14,523	$13,588	$14,610
Apr 19	$14,669	$14,047	$14,759
May 19	$13,582	$13,214	$13,685
Jun 19	$14,913	$14,079	$15,004
Jul 19	$14,629	$14,120	$14,769
Aug 19	$13,983	$13,785	$14,078
Sep 19	$14,309	$14,075	$14,405
Oct 19	$14,487	$14,460	$14,599
Nov 19	$14,639	$14,813	$14,743
Dec 19	$15,467	$15,335	$15,589
Jan 20	$14,358	$15,166	$14,521
Feb 20	$12,951	$13,941	$13,005
Mar 20	$10,492	$12,059	$10,584
Apr 20	$11,806	$13,350	$11,897
May 20	$12,402	$13,931	$12,418
Jun 20	$12,670	$14,376	$12,695
Jul 20	$13,311	$15,137	$13,347
Aug 20	$14,050	$16,063	$14,108
Sep 20	$13,537	$15,545	$13,578
Oct 20	$13,262	$15,167	$13,304
Nov 20	$15,500	$17,037	$15,587
Dec 20	$16,508	$17,828	$16,579
Jan 21	$16,734	$17,747	$16,832
Feb 21	$18,385	$18,158	$18,449
Mar 21	$19,035	$18,643	$19,106
Apr 21	$19,600	$19,458	$19,702
May 21	$20,251	$19,761	$20,349
Jun 21	$19,711	$20,021	$19,783
Jul 21	$19,538	$20,159	$19,616
Aug 21	$19,642	$20,664	$19,725
Sep 21	$19,377	$19,810	$19,499
Oct 21	$20,375	$20,821	$20,459
Nov 21	$19,558	$20,320	$19,665
Dec 21	$20,698	$21,133	$20,798
Jan 22	$21,127	$20,095	$21,188
Feb 22	$22,035	$19,576	$22,134
Mar 22	$23,889	$20,000	$24,046
Apr 22	$22,596	$18,399	$22,795
May 22	$23,200	$18,420	$23,348
Jun 22	$19,804	$16,868	$19,895
Jul 22	$20,852	$18,046	$20,926
Aug 22	$20,803	$17,381	$20,952
Sep 22	$18,902	$15,717	$19,037
Oct 22	$21,087	$16,666	$21,196
Nov 22	$22,947	$17,958	$23,020
Dec 22	$22,167	$17,252	$22,314
Jan 23	$23,504	$18,488	$23,613
Feb 23	$22,227	$17,958	$22,382
Mar 23	$22,255	$18,512	$22,368
Apr 23	$22,284	$18,778	$22,394
May 23	$20,347	$18,577	$20,480
Jun 23	$21,712	$19,656	$21,843
Jul 23	$23,112	$20,375	$23,260
Aug 23	$22,466	$19,806	$22,639
Sep 23	$22,148	$18,987	$22,323
Oct 23	$21,189	$18,416	$21,316
Nov 23	$21,876	$20,116	$22,012
Dec 23	$22,683	$21,082	$22,855
Jan 24	$21,878	$21,206	$22,068
Feb 24	$22,005	$22,116	$22,148
Mar 24	$23,708	$22,810	$23,877
Apr 24	$23,594	$22,057	$23,795
May 24	$24,400	$22,953	$24,550
Jun 24	$23,306	$23,464	$23,468
Jul 24	$23,846	$23,843	$24,009
Aug 24	$23,898	$24,448	$24,052
Sep 24	$24,567	$25,016	$24,727
Oct 24	$23,565	$24,455	$23,726
Nov 24	$23,686	$25,369	$23,829
Dec 24	$21,776	$24,769	$21,928
Jan 25	$22,891	$25,600	$23,070
Feb 25	$23,081	$25,446	$23,223
Mar 25	$23,781	$24,441	$23,922
Apr 25	$23,083	$24,669	$23,226
May 25	$23,976	$26,087	$24,126
Jun 25	$24,794	$27,258	$24,945
Jul 25	$25,041	$27,628	$25,213
Aug 25	$26,444	$28,310	$26,599
Sep 25	$27,264	$29,336	$27,424
Oct 25	$27,353	$29,992	$27,525
Nov 25	$28,554	$29,989	$28,720
Dec 25	$29,336	$30,302	$29,557

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Natural Resources ETF	34.72%	12.19%	11.36%
MarketVector™ Global Natural Resources Index	34.79%	12.26%	11.45%
MSCI ACWI Index	22.34%	11.19%	11.72%

MarketVector™ Global Natural Resources Index replaced the VanEck® Natural Resources Index effective March 15, 2024. Index history prior to March 15, 2024 reflects the performance of the VanEck® Natural Resources Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]	Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 204,217,447
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 651,903
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$204,217,447 Number of Portfolio Holdings135 Portfolio Turnover Rate21% Advisory Fees Paid$651,903
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Other Investments		1.0%
Health Care		3.4%
Consumer Staples		6.4%
Industrials		9.0%
Utilities		10.1%
Energy		30.2%
Materials		39.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.0%
Chevron Corp.	5.0%
Deere & Co.	4.9%
NextEra Energy, Inc.	3.9%
Iberdrola SA	3.9%
Bayer AG	3.4%
Corteva, Inc.	2.9%
BHP Group Ltd.	2.6%
Nutrien Ltd.	2.4%
Shell PLC	2.3%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000244874
Shareholder Report [Line Items]
Fund Name	VanEck Office and Commercial REIT ETF
Class Name	VanEck Office and Commercial REIT ETF
Trading Symbol	DESK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$49	0.51%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Office and commercial REITs were pressured during the period as refinancing concerns and elevated vacancies continued to weigh on the office real estate sector.

  Although select markets showed signs of stabilization, office REIT performance lagged amid ongoing uncertainty around long-term space demand.

  Paramount Group, Inc. was the top contributor to Fund performance during the period, while SL Green Realty Corp. was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	MarketVector™ US Listed Office and Commercial REITs Index
Sep 23	$10,000	$10,000	$10,000
Sep 23	$9,259	$9,653	$9,260
Oct 23	$8,433	$9,450	$8,437
Nov 23	$9,520	$10,313	$9,525
Dec 23	$11,170	$10,781	$11,181
Jan 24	$10,554	$10,963	$10,569
Feb 24	$10,510	$11,548	$10,530
Mar 24	$10,915	$11,920	$10,946
Apr 24	$10,300	$11,433	$10,328
May 24	$10,414	$12,000	$10,445
Jun 24	$10,584	$12,430	$10,623
Jul 24	$12,118	$12,581	$12,165
Aug 24	$12,574	$12,887	$12,630
Sep 24	$13,199	$13,162	$13,267
Oct 24	$13,318	$13,042	$13,391
Nov 24	$13,694	$13,808	$13,776
Dec 24	$12,984	$13,479	$13,064
Jan 25	$12,910	$13,854	$12,996
Feb 25	$12,616	$13,674	$12,705
Mar 25	$11,894	$12,903	$11,984
Apr 25	$11,079	$12,816	$11,150
May 25	$11,774	$13,622	$11,855
Jun 25	$12,230	$14,315	$12,320
Jul 25	$12,060	$14,636	$12,154
Aug 25	$12,906	$14,933	$13,015
Sep 25	$13,131	$15,478	$13,249
Oct 25	$12,321	$15,840	$12,436
Nov 25	$12,273	$15,879	$12,393
Dec 25	$11,638	$15,889	$11,754

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Office and Commercial REIT ETF	(10.37)%	6.87%
MarketVector™ US Listed Office and Commercial REITs Index	(10.03)%	7.34%
S&P 500 Index	17.88%	22.49%

* Inception of Fund: 09/19/2023.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Sep. 19, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,834,072
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 11,140
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,834,072 Number of Portfolio Holdings25 Portfolio Turnover Rate13% Advisory Fees Paid$11,140
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Equity Real Estate Investment Trusts (REITs)		100.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

BXP, Inc.	10.2%
Cousins Properties, Inc.	10.1%
Vornado Realty Trust	10.1%
Kilroy Realty Corp.	8.5%
COPT Defense Properties	7.1%
SL Green Realty Corp.	5.0%
Highwoods Properties, Inc.	4.8%
Simon Property Group, Inc.	4.3%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000158570
Shareholder Report [Line Items]
Fund Name	VanEck Oil Refiners ETF
Class Name	VanEck Oil Refiners ETF
Trading Symbol	CRAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$73	0.61%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, strong refining margins and resilient demand for refined petroleum products supported performance across global downstream energy markets.

  The Fund’s exposure to the United States, Poland, South Korea, and Finland were the largest positive contributors to performance for the period, while exposures to Israel, Thailand, and Turkey contributed slightly. There were no overall detractors at the country level.

  The leading individual contributors to performance were ORLEN, HD Hyundai, and Neste.

  Holdings including Delek US Holdings, Bangchak and SK Innovation detracted slightly from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Oil Refiners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,548	$9,397	$9,469
Feb 16	$9,203	$9,332	$9,172
Mar 16	$10,284	$10,024	$10,234
Apr 16	$10,112	$10,172	$10,142
May 16	$9,568	$10,185	$9,547
Jun 16	$9,441	$10,123	$9,363
Jul 16	$9,543	$10,559	$9,504
Aug 16	$9,797	$10,595	$9,769
Sep 16	$10,127	$10,660	$10,064
Oct 16	$10,274	$10,479	$10,260
Nov 16	$10,381	$10,558	$10,323
Dec 16	$10,955	$10,786	$10,923
Jan 17	$10,965	$11,081	$10,918
Feb 17	$11,427	$11,392	$11,374
Mar 17	$11,816	$11,532	$11,751
Apr 17	$11,937	$11,711	$11,879
May 17	$11,816	$11,970	$11,748
Jun 17	$12,173	$12,024	$12,110
Jul 17	$12,929	$12,360	$12,868
Aug 17	$13,413	$12,408	$13,324
Sep 17	$14,022	$12,647	$13,932
Oct 17	$14,783	$12,910	$14,691
Nov 17	$15,361	$13,160	$15,242
Dec 17	$16,203	$13,372	$16,123
Jan 18	$16,630	$14,127	$16,512
Feb 18	$15,622	$13,533	$15,627
Mar 18	$15,921	$13,244	$15,790
Apr 18	$17,179	$13,370	$17,116
May 18	$17,397	$13,387	$17,314
Jun 18	$16,891	$13,314	$16,808
Jul 18	$18,351	$13,716	$18,248
Aug 18	$18,575	$13,824	$18,471
Sep 18	$18,938	$13,884	$18,839
Oct 18	$16,891	$12,843	$16,867
Nov 18	$16,043	$13,031	$15,964
Dec 18	$14,710	$12,113	$14,671
Jan 19	$16,064	$13,070	$15,961
Feb 19	$15,812	$13,419	$15,740
Mar 19	$15,703	$13,588	$15,659
Apr 19	$15,769	$14,047	$15,717
May 19	$14,251	$13,214	$14,238
Jun 19	$15,174	$14,079	$15,117
Jul 19	$15,277	$14,120	$15,286
Aug 19	$14,243	$13,785	$14,206
Sep 19	$15,404	$14,075	$15,375
Oct 19	$16,372	$14,460	$16,361
Nov 19	$15,991	$14,813	$15,962
Dec 19	$16,062	$15,335	$16,059
Jan 20	$14,328	$15,166	$14,373
Feb 20	$12,711	$13,941	$12,578
Mar 20	$9,606	$12,059	$9,596
Apr 20	$11,566	$13,350	$11,508
May 20	$12,167	$13,931	$12,032
Jun 20	$12,112	$14,376	$11,973
Jul 20	$11,887	$15,137	$11,790
Aug 20	$11,991	$16,063	$11,935
Sep 20	$10,983	$15,545	$10,914
Oct 20	$10,373	$15,167	$10,278
Nov 20	$13,117	$17,037	$13,067
Dec 20	$14,214	$17,828	$14,149
Jan 21	$14,385	$17,747	$14,351
Feb 21	$16,037	$18,158	$15,934
Mar 21	$15,475	$18,643	$15,374
Apr 21	$15,957	$19,458	$15,899
May 21	$16,977	$19,761	$16,875
Jun 21	$16,769	$20,021	$16,666
Jul 21	$15,561	$20,159	$15,471
Aug 21	$15,961	$20,664	$15,895
Sep 21	$16,601	$19,810	$16,589
Oct 21	$17,049	$20,821	$16,975
Nov 21	$15,038	$20,320	$15,011
Dec 21	$15,792	$21,133	$15,772
Jan 22	$16,454	$20,095	$16,324
Feb 22	$16,191	$19,576	$16,098
Mar 22	$17,534	$20,000	$17,545
Apr 22	$17,549	$18,399	$17,617
May 22	$19,154	$18,420	$19,153
Jun 22	$17,271	$16,868	$17,229
Jul 22	$17,684	$18,046	$17,576
Aug 22	$17,961	$17,381	$17,945
Sep 22	$15,825	$15,717	$15,831
Oct 22	$17,562	$16,666	$17,540
Nov 22	$19,389	$17,958	$19,260
Dec 22	$18,713	$17,252	$18,708
Jan 23	$19,652	$18,488	$19,593
Feb 23	$18,883	$17,958	$18,893
Mar 23	$19,109	$18,512	$19,045
Apr 23	$18,487	$18,778	$18,427
May 23	$17,406	$18,577	$17,384
Jun 23	$18,163	$19,656	$18,127
Jul 23	$20,055	$20,375	$20,037
Aug 23	$20,235	$19,806	$20,213
Sep 23	$20,794	$18,987	$20,700
Oct 23	$19,906	$18,416	$19,742
Nov 23	$20,976	$20,116	$20,842
Dec 23	$21,332	$21,082	$21,246
Jan 24	$21,863	$21,206	$21,827
Feb 24	$22,028	$22,116	$21,903
Mar 24	$23,833	$22,810	$23,736
Apr 24	$22,912	$22,057	$22,860
May 24	$22,581	$22,953	$22,415
Jun 24	$22,317	$23,464	$22,208
Jul 24	$22,337	$23,843	$22,256
Aug 24	$22,351	$24,448	$22,195
Sep 24	$21,458	$25,016	$21,308
Oct 24	$19,465	$24,455	$19,412
Nov 24	$19,610	$25,369	$19,497
Dec 24	$18,139	$24,769	$18,053
Jan 25	$18,842	$25,600	$18,837
Feb 25	$18,674	$25,446	$18,563
Mar 25	$18,938	$24,441	$18,841
Apr 25	$18,337	$24,669	$18,268
May 25	$19,705	$26,087	$19,663
Jun 25	$21,516	$27,258	$21,468
Jul 25	$22,175	$27,628	$22,154
Aug 25	$23,202	$28,310	$23,176
Sep 25	$24,204	$29,336	$24,153
Oct 25	$25,744	$29,992	$25,714
Nov 25	$26,018	$29,989	$25,963
Dec 25	$25,169	$30,302	$25,164

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Refiners ETF	38.75%	12.11%	9.67%
MVIS® Global Oil Refiners Index	39.39%	12.20%	9.67%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 38,499,373
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 46,489
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$38,499,373 Number of Portfolio Holdings26 Portfolio Turnover Rate26% Advisory Fees Paid$46,489
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Reliance Industries Ltd.	8.5%
Phillips 66	7.5%
ENEOS Holdings, Inc.	6.3%
Valero Energy Corp.	6.2%
Marathon Petroleum Corp.	6.2%
ORLEN SA	5.9%
Neste Oyj	5.3%
Galp Energia SGPS SA	4.8%
Idemitsu Kosan Co. Ltd.	4.7%
OMV AG	4.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105866
Shareholder Report [Line Items]
Fund Name	VanEck Oil Services ETF
Class Name	VanEck Oil Services ETF
Trading Symbol	OIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, positive, but muted performance reflected stable activity levels in global oilfield services markets, supported by ongoing offshore development and disciplined capital spending by energy producers.

  The Fund’s majority exposure to the United States and United Kingdom contributed largely positively to performance for the period. There were no overall country-level detractors.

  The leading individual contributors to performance were TechnipFMC, Baker Hughes, and Valaris.

  The leading individual detractors were Patterson-UTI Energy, Cactus, and SLB.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® US Listed Oil Services 25 Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,187	$9,397	$9,185
Feb 16	$9,123	$9,332	$9,117
Mar 16	$10,076	$10,024	$10,067
Apr 16	$11,346	$10,172	$11,334
May 16	$10,620	$10,185	$10,606
Jun 16	$11,055	$10,123	$11,040
Jul 16	$10,658	$10,559	$10,646
Aug 16	$10,484	$10,595	$10,468
Sep 16	$11,055	$10,660	$11,037
Oct 16	$10,624	$10,479	$10,605
Nov 16	$12,345	$10,558	$12,319
Dec 16	$12,792	$10,786	$12,763
Jan 17	$12,784	$11,081	$12,755
Feb 17	$12,305	$11,392	$12,272
Mar 17	$11,814	$11,532	$11,786
Apr 17	$10,698	$11,711	$10,671
May 17	$9,951	$11,970	$9,925
Jun 17	$9,506	$12,024	$9,482
Jul 17	$9,525	$12,360	$9,463
Aug 17	$8,513	$12,408	$8,454
Sep 17	$10,012	$12,647	$9,946
Oct 17	$9,303	$12,910	$9,241
Nov 17	$9,421	$13,160	$9,358
Dec 17	$10,240	$13,372	$10,189
Jan 18	$10,799	$14,127	$10,748
Feb 18	$9,355	$13,533	$9,311
Mar 18	$9,398	$13,244	$9,351
Apr 18	$10,681	$13,370	$10,630
May 18	$10,685	$13,387	$10,632
Jun 18	$10,343	$13,314	$10,293
Jul 18	$10,228	$13,716	$10,184
Aug 18	$9,721	$13,824	$9,681
Sep 18	$9,914	$13,884	$9,877
Oct 18	$8,091	$12,843	$8,060
Nov 18	$7,115	$13,031	$7,088
Dec 18	$5,640	$12,113	$5,614
Jan 19	$6,785	$13,070	$6,756
Feb 19	$6,874	$13,419	$6,842
Mar 19	$6,918	$13,588	$6,887
Apr 19	$6,705	$14,047	$6,674
May 19	$5,262	$13,214	$5,238
Jun 19	$5,953	$14,079	$5,927
Jul 19	$5,792	$14,120	$5,769
Aug 19	$4,611	$13,785	$4,592
Sep 19	$4,726	$14,075	$4,708
Oct 19	$4,481	$14,460	$4,465
Nov 19	$4,696	$14,813	$4,679
Dec 19	$5,451	$15,335	$5,433
Jan 20	$4,478	$15,166	$4,460
Feb 20	$3,679	$13,941	$3,660
Mar 20	$1,653	$12,059	$1,629
Apr 20	$2,254	$13,350	$2,221
May 20	$2,436	$13,931	$2,399
Jun 20	$2,501	$14,376	$2,463
Jul 20	$2,568	$15,137	$2,530
Aug 20	$2,575	$16,063	$2,535
Sep 20	$2,007	$15,545	$1,978
Oct 20	$1,965	$15,167	$1,937
Nov 20	$2,835	$17,037	$2,793
Dec 20	$3,199	$17,828	$3,152
Jan 21	$3,378	$17,747	$3,329
Feb 21	$4,169	$18,158	$4,122
Mar 21	$3,973	$18,643	$3,929
Apr 21	$3,798	$19,458	$3,756
May 21	$4,422	$19,761	$4,375
Jun 21	$4,554	$20,021	$4,503
Jul 21	$3,970	$20,159	$3,928
Aug 21	$3,861	$20,664	$3,819
Sep 21	$4,096	$19,810	$4,053
Oct 21	$4,372	$20,821	$4,327
Nov 21	$3,709	$20,320	$3,670
Dec 21	$3,877	$21,133	$3,839
Jan 22	$4,735	$20,095	$4,690
Feb 22	$5,207	$19,576	$5,157
Mar 22	$5,929	$20,000	$5,873
Apr 22	$5,540	$18,399	$5,490
May 22	$6,161	$18,420	$6,105
Jun 22	$4,883	$16,868	$4,838
Jul 22	$5,074	$18,046	$5,029
Aug 22	$5,028	$17,381	$4,982
Sep 22	$4,430	$15,717	$4,391
Oct 22	$6,262	$16,666	$6,210
Nov 22	$6,398	$17,958	$6,345
Dec 22	$6,441	$17,252	$6,392
Jan 23	$6,994	$18,488	$6,943
Feb 23	$6,581	$17,958	$6,532
Mar 23	$5,876	$18,512	$5,835
Apr 23	$5,809	$18,778	$5,770
May 23	$5,228	$18,577	$5,191
Jun 23	$6,094	$19,656	$6,053
Jul 23	$7,279	$20,375	$7,232
Aug 23	$7,217	$19,806	$7,169
Sep 23	$7,303	$18,987	$7,256
Oct 23	$6,876	$18,416	$6,833
Nov 23	$6,619	$20,116	$6,577
Dec 23	$6,648	$21,082	$6,609
Jan 24	$6,284	$21,206	$6,248
Feb 24	$6,379	$22,116	$6,342
Mar 24	$7,229	$22,810	$7,189
Apr 24	$6,729	$22,057	$6,693
May 24	$6,904	$22,953	$6,867
Jun 24	$6,794	$23,464	$6,758
Jul 24	$7,248	$23,843	$7,212
Aug 24	$6,410	$24,448	$6,377
Sep 24	$6,094	$25,016	$6,063
Oct 24	$5,898	$24,455	$5,869
Nov 24	$6,507	$25,369	$6,475
Dec 24	$5,945	$24,769	$5,916
Jan 25	$6,067	$25,600	$6,039
Feb 25	$5,835	$25,446	$5,806
Mar 25	$5,748	$24,441	$5,719
Apr 25	$4,586	$24,669	$4,564
May 25	$4,746	$26,087	$4,722
Jun 25	$5,046	$27,258	$5,023
Jul 25	$5,337	$27,628	$5,316
Aug 25	$5,630	$28,310	$5,608
Sep 25	$5,693	$29,336	$5,670
Oct 25	$6,221	$29,992	$6,199
Nov 25	$6,349	$29,989	$6,325
Dec 25	$6,342	$30,302	$6,317

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Services ETF	6.67%	14.67%	(4.45)%
MVIS® US Listed Oil Services 25 Index	6.77%	14.92%	(4.49)%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,294,457,873
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,863,176
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,294,457,873 Number of Portfolio Holdings26 Portfolio Turnover Rate21% Advisory Fees Paid$3,863,176
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Oil & Gas Drilling		18.7%
Oil & Gas Equipment & Services		81.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

SLB Ltd.	20.5%
Baker Hughes Co.	12.5%
Halliburton Co.	7.8%
TechnipFMC PLC	5.2%
Tenaris SA	5.0%
Weatherford International PLC	4.6%
Transocean Ltd.	4.6%
NOV, Inc.	4.5%
Noble Corp. PLC	4.3%
Liberty Energy, Inc.	3.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000114511
Shareholder Report [Line Items]
Fund Name	VanEck Preferred Securities ex Financials ETF
Class Name	VanEck Preferred Securities ex Financials ETF
Trading Symbol	PFXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund provided positive total return during the period, supported by steady coupon income and improved price performance amid an attractive yield environment for preferred securities outside the financials sector.

  Industrials and utility exposures were top sector contributors to Fund performance during the period, while the retail sector was the greatest detractor.

  From an issuer perspective, Boeing Company, was the top contributor to performance, while QVC Group, Inc. detracted the most.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,057	$10,144	$9,955
Feb 16	$10,150	$10,218	$10,049
Mar 16	$10,586	$10,307	$10,483
Apr 16	$10,778	$10,346	$10,669
May 16	$10,885	$10,350	$10,771
Jun 16	$11,113	$10,542	$11,005
Jul 16	$11,269	$10,611	$11,153
Aug 16	$11,230	$10,596	$11,109
Sep 16	$11,160	$10,587	$11,031
Oct 16	$11,023	$10,501	$10,904
Nov 16	$10,585	$10,250	$10,463
Dec 16	$10,579	$10,262	$10,532
Jan 17	$10,954	$10,286	$10,816
Feb 17	$11,158	$10,355	$11,001
Mar 17	$11,211	$10,351	$11,048
Apr 17	$11,303	$10,429	$11,132
May 17	$11,303	$10,511	$11,122
Jun 17	$11,398	$10,502	$11,209
Jul 17	$11,500	$10,546	$11,302
Aug 17	$11,564	$10,644	$11,364
Sep 17	$11,557	$10,589	$11,354
Oct 17	$11,565	$10,597	$11,367
Nov 17	$11,552	$10,584	$11,355
Dec 17	$11,452	$10,632	$11,312
Jan 18	$11,307	$10,510	$11,114
Feb 18	$11,301	$10,411	$11,099
Mar 18	$11,378	$10,478	$11,181
Apr 18	$11,368	$10,402	$11,171
May 18	$11,489	$10,475	$11,289
Jun 18	$11,730	$10,463	$11,526
Jul 18	$11,813	$10,465	$11,614
Aug 18	$11,999	$10,533	$11,813
Sep 18	$11,803	$10,465	$11,619
Oct 18	$11,494	$10,384	$11,317
Nov 18	$11,298	$10,444	$11,125
Dec 18	$10,962	$10,637	$10,870
Jan 19	$11,839	$10,746	$11,655
Feb 19	$12,041	$10,745	$11,859
Mar 19	$12,215	$10,956	$12,032
Apr 19	$12,266	$10,957	$12,092
May 19	$12,297	$11,156	$12,123
Jun 19	$12,555	$11,301	$12,384
Jul 19	$12,804	$11,330	$12,634
Aug 19	$12,911	$11,638	$12,745
Sep 19	$13,059	$11,569	$12,895
Oct 19	$13,071	$11,600	$12,911
Nov 19	$12,976	$11,594	$12,822
Dec 19	$13,172	$11,582	$13,119
Jan 20	$13,512	$11,817	$13,360
Feb 20	$12,703	$12,032	$12,563
Mar 20	$10,817	$11,946	$10,704
Apr 20	$12,200	$12,156	$12,066
May 20	$12,481	$12,217	$12,349
Jun 20	$12,186	$12,299	$12,045
Jul 20	$12,904	$12,489	$12,760
Aug 20	$13,144	$12,386	$13,002
Sep 20	$13,053	$12,385	$12,911
Oct 20	$13,234	$12,323	$13,092
Nov 20	$13,853	$12,444	$13,711
Dec 20	$14,225	$12,458	$14,170
Jan 21	$14,166	$12,361	$14,029
Feb 21	$13,981	$12,140	$13,845
Mar 21	$14,518	$12,012	$14,382
Apr 21	$14,735	$12,115	$14,621
May 21	$14,843	$12,151	$14,725
Jun 21	$15,061	$12,254	$14,934
Jul 21	$15,296	$12,386	$15,179
Aug 21	$15,366	$12,369	$15,284
Sep 21	$15,175	$12,251	$15,086
Oct 21	$15,628	$12,253	$15,521
Nov 21	$15,171	$12,302	$15,119
Dec 21	$15,961	$12,261	$15,867
Jan 22	$15,198	$12,004	$15,133
Feb 22	$14,714	$11,852	$14,681
Mar 22	$15,085	$11,520	$15,039
Apr 22	$14,204	$11,097	$14,135
May 22	$14,516	$11,145	$14,453
Jun 22	$13,491	$10,995	$13,482
Jul 22	$14,411	$11,249	$14,378
Aug 22	$13,934	$10,944	$13,914
Sep 22	$13,068	$10,461	$13,092
Oct 22	$12,828	$10,318	$12,866
Nov 22	$13,455	$10,693	$13,506
Dec 22	$12,911	$10,647	$12,946
Jan 23	$14,248	$10,968	$14,279
Feb 23	$14,024	$10,693	$14,068
Mar 23	$13,765	$10,964	$13,807
Apr 23	$13,848	$11,034	$13,888
May 23	$13,662	$10,914	$13,697
Jun 23	$14,103	$10,874	$14,171
Jul 23	$14,130	$10,865	$14,188
Aug 23	$14,123	$10,797	$14,189
Sep 23	$13,607	$10,529	$13,676
Oct 23	$12,985	$10,366	$13,046
Nov 23	$14,115	$10,820	$14,184
Dec 23	$14,383	$11,222	$14,459
Jan 24	$14,715	$11,208	$14,792
Feb 24	$14,965	$11,055	$15,043
Mar 24	$14,880	$11,148	$14,987
Apr 24	$14,547	$10,879	$14,645
May 24	$15,137	$11,063	$15,237
Jun 24	$14,859	$11,169	$14,948
Jul 24	$14,831	$11,428	$14,951
Aug 24	$15,420	$11,590	$15,569
Sep 24	$15,917	$11,746	$16,059
Oct 24	$15,763	$11,459	$15,894
Nov 24	$15,849	$11,574	$15,989
Dec 24	$15,647	$11,387	$15,850
Jan 25	$15,705	$11,452	$15,918
Feb 25	$15,746	$11,701	$15,947
Mar 25	$15,275	$11,704	$15,433
Apr 25	$15,203	$11,748	$15,382
May 25	$15,616	$11,664	$15,810
Jun 25	$15,864	$11,842	$16,076
Jul 25	$16,396	$11,817	$16,612
Aug 25	$16,553	$11,956	$16,697
Sep 25	$16,765	$12,085	$16,916
Oct 25	$16,763	$12,162	$16,918
Nov 25	$16,716	$12,236	$16,964
Dec 25	$17,124	$12,201	$17,295

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Preferred Securities ex Financials ETF	9.44%	3.78%	5.53%
ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index	9.12%	4.07%	5.63%
ICE BofA US Broad Market Index	7.15%	(0.42)%	2.01%

Index data prior to June 1, 2021 reflects that of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index. From June 1, 2021 forward, the index data reflects that of the Fund's underlying index, the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,028,512,081
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 7,558,351
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,028,512,081 Number of Portfolio Holdings113 Portfolio Turnover Rate31% Advisory Fees Paid$7,558,351
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		4.2%
Electronic Equipment & Parts		1.0%
Investment Banking & Investment Services		1.2%
Healthcare Providers & Services		1.5%
Healthcare Equipment & Supplies		1.5%
Semiconductors & Semiconductor Equipment		2.6%
Automobiles & Auto Parts		2.7%
Multiline Utilities		2.8%
Computers Phones & Household Electronics		3.0%
Food & Tobacco		3.5%
Chemicals		4.1%
Software & IT Services		9.0%
Aerospace & Defense		9.9%
Telecommunications Services		10.0%
Residential & Commercial REITs		17.0%
Electric Utilities & IPPs		25.8%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Boeing Co., 6.00%, 10/15/2027	9.9%
Strategy, Inc., 10.50% (Perpetual maturity)	4.1%
Albemarle Corp., 7.25%, 3/1/2027	4.1%
NextEra Energy, Inc., 7.30%, 6/1/2027	3.1%
Southern Co., 7.12%, 12/15/2028	3.0%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.0%
Microchip Technology, Inc., 7.50%, 3/15/2028	2.6%
NextEra Energy, Inc., 7.23%, 11/1/2027	2.2%
AT&T, Inc., 4.75% (Perpetual maturity)	2.0%
PG&E Corp., 6.00%, 12/1/2027	2.0%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000092114
Shareholder Report [Line Items]
Fund Name	VanEck Rare Earth and Strategic Metals ETF
Class Name	VanEck Rare Earth and Strategic Metals ETF
Trading Symbol	REMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$78	0.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global rare earth and strategic metals markets, supported by geopolitical tensions, onshoring efforts, and increased demand tied to electrification and advanced manufacturing.

  The Fund’s exposure to China, Australia, and the United States led to significant contributions to performance, while exposure to Germany led to marginal detraction.

  The leading individual contributors to performance for the period were MP Materials, China Northern Rare Earth Group High-Tech, and Lynas Rare Earths.

  The leading individual detractors were Tronox and Sigma Lithium.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Rare Earth/Strategic Metals Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$8,692	$9,397	$8,587
Feb 16	$9,598	$9,332	$9,562
Mar 16	$10,753	$10,024	$10,697
Apr 16	$11,754	$10,172	$11,762
May 16	$11,681	$10,185	$11,627
Jun 16	$12,091	$10,123	$11,942
Jul 16	$12,485	$10,559	$12,400
Aug 16	$12,354	$10,595	$12,289
Sep 16	$11,754	$10,660	$11,720
Oct 16	$11,711	$10,479	$11,732
Nov 16	$12,785	$10,558	$12,811
Dec 16	$12,635	$10,786	$12,664
Jan 17	$14,018	$11,081	$13,973
Feb 17	$14,504	$11,392	$14,473
Mar 17	$13,450	$11,532	$13,403
Apr 17	$12,859	$11,711	$12,821
May 17	$13,009	$11,970	$12,923
Jun 17	$13,151	$12,024	$13,092
Jul 17	$16,111	$12,360	$16,022
Aug 17	$17,323	$12,408	$17,167
Sep 17	$19,124	$12,647	$18,940
Oct 17	$20,365	$12,910	$20,144
Nov 17	$21,412	$13,160	$21,143
Dec 17	$22,924	$13,372	$22,774
Jan 18	$23,640	$14,127	$23,452
Feb 18	$23,163	$13,533	$23,126
Mar 18	$21,483	$13,244	$21,086
Apr 18	$21,044	$13,370	$20,843
May 18	$19,818	$13,387	$19,565
Jun 18	$17,923	$13,314	$17,654
Jul 18	$17,075	$13,716	$16,855
Aug 18	$15,658	$13,824	$15,462
Sep 18	$15,604	$13,884	$15,393
Oct 18	$13,816	$12,843	$13,566
Nov 18	$14,332	$13,031	$14,036
Dec 18	$11,761	$12,113	$11,588
Jan 19	$12,654	$13,070	$12,285
Feb 19	$13,807	$13,419	$13,449
Mar 19	$13,582	$13,588	$13,201
Apr 19	$12,515	$14,047	$12,143
May 19	$12,949	$13,214	$12,604
Jun 19	$13,096	$14,079	$12,700
Jul 19	$12,099	$14,120	$11,825
Aug 19	$10,623	$13,785	$10,309
Sep 19	$11,003	$14,075	$10,669
Oct 19	$10,836	$14,460	$10,506
Nov 19	$10,913	$14,813	$10,565
Dec 19	$11,867	$15,335	$11,501
Jan 20	$11,268	$15,166	$11,074
Feb 20	$9,951	$13,941	$9,531
Mar 20	$8,253	$12,059	$8,048
Apr 20	$9,258	$13,350	$9,026
May 20	$9,869	$13,931	$9,525
Jun 20	$10,070	$14,376	$9,637
Jul 20	$11,627	$15,137	$11,192
Aug 20	$12,097	$16,063	$11,699
Sep 20	$11,265	$15,545	$10,735
Oct 20	$11,888	$15,167	$11,357
Nov 20	$16,044	$17,037	$15,339
Dec 20	$19,370	$17,828	$18,577
Jan 21	$22,239	$17,747	$21,464
Feb 21	$24,648	$18,158	$23,680
Mar 21	$22,189	$18,643	$21,243
Apr 21	$23,739	$19,458	$22,944
May 21	$24,633	$19,761	$24,225
Jun 21	$25,306	$20,021	$24,434
Jul 21	$31,910	$20,159	$30,875
Aug 21	$34,786	$20,664	$33,860
Sep 21	$30,666	$19,810	$30,106
Oct 21	$34,406	$20,821	$33,365
Nov 21	$36,476	$20,320	$35,633
Dec 21	$34,884	$21,133	$33,957
Jan 22	$31,652	$20,095	$30,464
Feb 22	$34,315	$19,576	$33,153
Mar 22	$36,884	$20,000	$36,327
Apr 22	$29,802	$18,399	$29,661
May 22	$31,837	$18,420	$31,258
Jun 22	$27,167	$16,868	$25,557
Jul 22	$28,971	$18,046	$26,907
Aug 22	$29,998	$17,381	$28,485
Sep 22	$26,019	$15,717	$24,845
Oct 22	$26,781	$16,666	$25,379
Nov 22	$29,047	$17,958	$27,095
Dec 22	$24,182	$17,252	$23,012
Jan 23	$30,074	$18,488	$28,334
Feb 23	$26,871	$17,958	$25,774
Mar 23	$25,899	$18,512	$24,666
Apr 23	$25,251	$18,778	$23,977
May 23	$25,143	$18,577	$24,040
Jun 23	$26,385	$19,656	$25,189
Jul 23	$25,885	$20,375	$24,722
Aug 23	$22,447	$19,806	$21,521
Sep 23	$21,210	$18,987	$20,355
Oct 23	$18,148	$18,416	$17,251
Nov 23	$18,055	$20,116	$17,207
Dec 23	$19,591	$21,082	$18,773
Jan 24	$15,264	$21,206	$14,470
Feb 24	$16,601	$22,116	$15,753
Mar 24	$16,272	$22,810	$15,413
Apr 24	$16,015	$22,057	$15,426
May 24	$16,472	$22,953	$15,693
Jun 24	$13,504	$23,464	$12,882
Jul 24	$13,249	$23,843	$12,600
Aug 24	$12,794	$24,448	$12,312
Sep 24	$14,727	$25,016	$14,234
Oct 24	$14,786	$24,455	$14,264
Nov 24	$14,558	$25,369	$14,077
Dec 24	$12,682	$24,769	$12,319
Jan 25	$13,180	$25,600	$12,796
Feb 25	$12,911	$25,446	$12,466
Mar 25	$12,902	$24,441	$12,402
Apr 25	$12,285	$24,669	$11,840
May 25	$11,813	$26,087	$11,391
Jun 25	$13,209	$27,258	$12,736
Jul 25	$16,008	$27,628	$15,492
Aug 25	$20,302	$28,310	$19,538
Sep 25	$21,366	$29,336	$20,590
Oct 25	$22,688	$29,992	$21,893
Nov 25	$24,046	$29,989	$23,130
Dec 25	$24,355	$30,302	$23,455

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Rare Earth and Strategic Metals ETF	92.05%	4.69%	9.31%
MVIS® Global Rare Earth/Strategic Metals Index	90.39%	4.77%	8.90%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,627,205,158
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,180,570
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,627,205,158 Number of Portfolio Holdings26 Portfolio Turnover Rate74% Advisory Fees Paid$3,180,570
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Materials		100.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Albemarle Corp.	8.2%
China Northern Rare Earth Group High-Tech Co. Ltd.	7.8%
Lynas Rare Earths Ltd.	6.1%
MP Materials Corp.	5.9%
PLS Group Ltd.	5.8%
Sociedad Quimica y Minera de Chile SA	5.7%
Xiamen Tungsten Co. Ltd.	5.4%
Jinduicheng Molybdenum Co. Ltd.	4.8%
Shenghe Resources Holding Co. Ltd.	4.4%
Ganfeng Lithium Group Co. Ltd.	4.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000047032
Shareholder Report [Line Items]
Fund Name	VanEck Russia ETF
Class Name	VanEck Russia ETF
Trading Symbol	RSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during and after the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted primarily from dividend income from money market fund holdings.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index
Dec 15	$10,000	$10,000
Jan 16	$9,789	$9,397
Feb 16	$9,816	$9,332
Mar 16	$11,212	$10,024
Apr 16	$12,090	$10,172
May 16	$11,579	$10,185
Jun 16	$11,920	$10,123
Jul 16	$12,158	$10,559
Aug 16	$12,410	$10,595
Sep 16	$12,696	$10,660
Oct 16	$12,594	$10,479
Nov 16	$13,186	$10,558
Dec 16	$14,591	$10,786
Jan 17	$14,899	$11,081
Feb 17	$14,089	$11,392
Mar 17	$14,311	$11,532
Apr 17	$14,449	$11,711
May 17	$13,674	$11,970
Jun 17	$13,190	$12,024
Jul 17	$13,757	$12,360
Aug 17	$14,761	$12,408
Sep 17	$15,404	$12,647
Oct 17	$15,141	$12,910
Nov 17	$14,996	$13,160
Dec 17	$15,265	$13,372
Jan 18	$16,919	$14,127
Feb 18	$16,825	$13,533
Mar 18	$16,298	$13,244
Apr 18	$15,323	$13,370
May 18	$15,193	$13,387
Jun 18	$15,121	$13,314
Jul 18	$15,691	$13,716
Aug 18	$14,449	$13,824
Sep 18	$15,670	$13,884
Oct 18	$15,027	$12,843
Nov 18	$14,839	$13,031
Dec 18	$14,277	$12,113
Jan 19	$16,040	$13,070
Feb 19	$15,622	$13,419
Mar 19	$15,721	$13,588
Apr 19	$16,336	$14,047
May 19	$16,503	$13,214
Jun 19	$18,038	$14,079
Jul 19	$17,914	$14,120
Aug 19	$17,001	$13,785
Sep 19	$17,353	$14,075
Oct 19	$18,345	$14,460
Nov 19	$18,484	$14,813
Dec 19	$20,044	$15,335
Jan 20	$19,736	$15,166
Feb 20	$17,262	$13,941
Mar 20	$13,493	$12,059
Apr 20	$15,331	$13,350
May 20	$16,522	$13,931
Jun 20	$16,718	$14,376
Jul 20	$17,534	$15,137
Aug 20	$18,166	$16,063
Sep 20	$16,847	$15,545
Oct 20	$15,692	$15,167
Nov 20	$18,137	$17,037
Dec 20	$19,769	$17,828
Jan 21	$19,633	$17,747
Feb 21	$20,365	$18,158
Mar 21	$21,358	$18,643
Apr 21	$21,471	$19,458
May 21	$23,288	$19,761
Jun 21	$24,077	$20,021
Jul 21	$23,794	$20,159
Aug 21	$24,340	$20,664
Sep 21	$25,196	$19,810
Oct 21	$26,477	$20,821
Nov 21	$23,379	$20,320
Dec 21	$23,474	$21,133
Jan 22	$21,070	$20,095
Feb 22	$6,869	$19,576
Mar 22	$299	$20,000
Apr 22	$297	$18,399
May 22	$276	$18,420
Jun 22	$354	$16,868
Jul 22	$331	$18,046
Aug 22	$326	$17,381
Sep 22	$303	$15,717
Oct 22	$303	$16,666
Nov 22	$333	$17,958
Dec 22	$323	$17,252
Jan 23	$324	$18,488
Feb 23	$326	$17,958
Mar 23	$327	$18,512
Apr 23	$328	$18,778
May 23	$504	$18,577
Jun 23	$658	$19,656
Jul 23	$660	$20,375
Aug 23	$666	$19,806
Sep 23	$1,266	$18,987
Oct 23	$1,271	$18,416
Nov 23	$1,277	$20,116
Dec 23	$1,281	$21,082
Jan 24	$3,782	$21,206
Feb 24	$3,889	$22,116
Mar 24	$3,906	$22,810
Apr 24	$3,939	$22,057
May 24	$3,937	$22,953
Jun 24	$6,051	$23,464
Jul 24	$6,095	$23,843
Aug 24	$6,463	$24,448
Sep 24	$6,489	$25,016
Oct 24	$6,635	$24,455
Nov 24	$6,667	$25,369
Dec 24	$6,684	$24,769
Jan 25	$6,713	$25,600
Feb 25	$6,733	$25,446
Mar 25	$6,755	$24,441
Apr 25	$6,777	$24,669
May 25	$6,799	$26,087
Jun 25	$6,821	$27,258
Jul 25	$6,840	$27,628
Aug 25	$6,860	$28,310
Sep 25	$6,881	$29,336
Oct 25	$6,901	$29,992
Nov 25	$6,921	$29,989
Dec 25	$6,927	$30,302

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 32,172,138
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$32,172,138 Number of Portfolio Holdings29 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.7)%
Money Market Fund		100.7%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Material Fund Change [Text Block]

Material Fund Changes

The following material fund changes occurred during and after the period ended December 31, 2025:

The Fund's net expense ratio increased to 0.72% for the year ended December 31, 2025 from 0.32% for the year ended December 31, 2024 primarily resulting from extraordinary legal fees and a decrease in average net assets.

Due to regulatory restrictions imposed by the Office of Foreign Assets Control ("OFAC") upon the Fund and certain of its service providers and operational counterparties, the Fund’s ability to process financial transactions and make payments, including distributions to shareholders, has been completely restricted. Such restrictions may exist for a prolonged period of time. During this period, the Fund may not be able to meet its obligations and certain regulatory requirements, which will have a negative impact on the Fund and its shareholders. In addition, the following risk has been added as a principal risk of the Fund.

Tax Risk. The Fund has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). However, due to restrictions on the Fund’s ability to pay distributions imposed by OFAC, the Fund will be unable, unless such restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Fund will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Fund and result in economic loss for the shareholders of the Fund.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at [https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents] or upon request at [800.826.2333].

Material Fund Change Expenses [Text Block]

The Fund's net expense ratio increased to 0.72% for the year ended December 31, 2025 from 0.32% for the year ended December 31, 2024 primarily resulting from extraordinary legal fees and a decrease in average net assets.

Material Fund Change Risks Change [Text Block]

Due to regulatory restrictions imposed by the Office of Foreign Assets Control ("OFAC") upon the Fund and certain of its service providers and operational counterparties, the Fund’s ability to process financial transactions and make payments, including distributions to shareholders, has been completely restricted. Such restrictions may exist for a prolonged period of time. During this period, the Fund may not be able to meet its obligations and certain regulatory requirements, which will have a negative impact on the Fund and its shareholders. In addition, the following risk has been added as a principal risk of the Fund.

Tax Risk. The Fund has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). However, due to restrictions on the Fund’s ability to pay distributions imposed by OFAC, the Fund will be unable, unless such restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Fund will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Fund and result in economic loss for the shareholders of the Fund.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at [https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents] or upon request at [800.826.2333].

Summary of Change Legend [Text Block]	The following material fund changes occurred during and after the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000098930
Shareholder Report [Line Items]
Fund Name	VanEck Russia Small-Cap ETF
Class Name	VanEck Russia Small-Cap ETF
Trading Symbol	RSXJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$150	0.72%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted primarily from a distribution made from a security and dividend income from money market fund holdings.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index
Dec 15	$10,000	$10,000
Jan 16	$9,094	$9,397
Feb 16	$9,420	$9,332
Mar 16	$11,554	$10,024
Apr 16	$12,615	$10,172
May 16	$12,771	$10,185
Jun 16	$13,853	$10,123
Jul 16	$14,635	$10,559
Aug 16	$15,324	$10,595
Sep 16	$16,401	$10,660
Oct 16	$17,240	$10,479
Nov 16	$18,389	$10,558
Dec 16	$20,107	$10,786
Jan 17	$21,548	$11,081
Feb 17	$20,913	$11,392
Mar 17	$21,664	$11,532
Apr 17	$21,654	$11,711
May 17	$21,797	$11,970
Jun 17	$20,744	$12,024
Jul 17	$21,215	$12,360
Aug 17	$22,812	$12,408
Sep 17	$22,558	$12,647
Oct 17	$22,855	$12,910
Nov 17	$21,691	$13,160
Dec 17	$22,321	$13,372
Jan 18	$23,682	$14,127
Feb 18	$23,380	$13,533
Mar 18	$23,188	$13,244
Apr 18	$20,922	$13,370
May 18	$20,637	$13,387
Jun 18	$19,808	$13,314
Jul 18	$19,517	$13,716
Aug 18	$17,877	$13,824
Sep 18	$17,761	$13,884
Oct 18	$16,680	$12,843
Nov 18	$16,955	$13,031
Dec 18	$15,829	$12,113
Jan 19	$17,795	$13,070
Feb 19	$17,692	$13,419
Mar 19	$17,600	$13,588
Apr 19	$17,933	$14,047
May 19	$18,105	$13,214
Jun 19	$19,808	$14,079
Jul 19	$20,151	$14,120
Aug 19	$19,457	$13,785
Sep 19	$19,553	$14,075
Oct 19	$19,682	$14,460
Nov 19	$20,119	$14,813
Dec 19	$21,553	$15,335
Jan 20	$22,866	$15,166
Feb 20	$20,483	$13,941
Mar 20	$14,461	$12,059
Apr 20	$16,363	$13,350
May 20	$17,485	$13,931
Jun 20	$18,716	$14,376
Jul 20	$19,863	$15,137
Aug 20	$20,476	$16,063
Sep 20	$19,640	$15,545
Oct 20	$18,655	$15,167
Nov 20	$21,594	$17,037
Dec 20	$22,681	$17,828
Jan 21	$22,423	$17,747
Feb 21	$23,181	$18,158
Mar 21	$22,823	$18,643
Apr 21	$22,936	$19,458
May 21	$23,483	$19,761
Jun 21	$23,001	$20,021
Jul 21	$22,976	$20,159
Aug 21	$23,986	$20,664
Sep 21	$23,575	$19,810
Oct 21	$24,888	$20,821
Nov 21	$22,302	$20,320
Dec 21	$21,938	$21,133
Jan 22	$19,764	$20,095
Feb 22	$8,523	$19,576
Mar 22	$500	$20,000
Apr 22	$446	$18,399
May 22	$451	$18,420
Jun 22	$426	$16,868
Jul 22	$426	$18,046
Aug 22	$414	$17,381
Sep 22	$377	$15,717
Oct 22	$349	$16,666
Nov 22	$322	$17,958
Dec 22	$294	$17,252
Jan 23	$291	$18,488
Feb 23	$293	$17,958
Mar 23	$293	$18,512
Apr 23	$293	$18,778
May 23	$294	$18,577
Jun 23	$294	$19,656
Jul 23	$304	$20,375
Aug 23	$306	$19,806
Sep 23	$307	$18,987
Oct 23	$309	$18,416
Nov 23	$310	$20,116
Dec 23	$311	$21,082
Jan 24	$312	$21,206
Feb 24	$314	$22,116
Mar 24	$315	$22,810
Apr 24	$317	$22,057
May 24	$318	$22,953
Jun 24	$320	$23,464
Jul 24	$1,381	$23,843
Aug 24	$1,386	$24,448
Sep 24	$2,084	$25,016
Oct 24	$2,091	$24,455
Nov 24	$2,109	$25,369
Dec 24	$2,115	$24,769
Jan 25	$2,125	$25,600
Feb 25	$2,132	$25,446
Mar 25	$2,139	$24,441
Apr 25	$2,146	$24,669
May 25	$2,154	$26,087
Jun 25	$2,161	$27,258
Jul 25	$2,169	$27,628
Aug 25	$2,177	$28,310
Sep 25	$2,183	$29,336
Oct 25	$6,622	$29,992
Nov 25	$6,641	$29,989
Dec 25	$6,665	$30,302

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 340,383
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$340,383 Number of Portfolio Holdings22 Portfolio Turnover Rate-% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(10.6)%
Money Market Fund		110.6%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000037682
Shareholder Report [Line Items]
Fund Name	VanEck Steel ETF
Class Name	VanEck Steel ETF
Trading Symbol	SLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$69	0.55%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global steel and metals markets, supported by firm demand and favorable pricing dynamics.

  The fund’s exposure to aerospace and defense-linked companies led the Fund’s contribution to performance for the period.

  From a country perspective, exposures to the United States, Brazil, and Australia were the leading contributors to performance for the period, while Canada detracted.

  The leading individual contributors were ATI, Carpenter Technology, Vale SA, Rio Tinto, and ArcelorMittal.

  The leading individual detractors for the period were Algoma Steel Group and Gibraltar Industries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ Global Steel Index	NYSE Arca Steel Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$8,996	$9,397	$8,992	$8,992
Feb 16	$9,969	$9,332	$9,963	$9,963
Mar 16	$12,787	$10,024	$12,747	$12,747
Apr 16	$15,184	$10,172	$15,126	$15,126
May 16	$12,782	$10,185	$12,731	$12,731
Jun 16	$14,160	$10,123	$14,100	$14,100
Jul 16	$16,481	$10,559	$16,407	$16,407
Aug 16	$15,241	$10,595	$15,169	$15,169
Sep 16	$15,845	$10,660	$15,770	$15,770
Oct 16	$17,013	$10,479	$16,937	$16,937
Nov 16	$20,312	$10,558	$20,226	$20,226
Dec 16	$19,577	$10,786	$19,486	$19,486
Jan 17	$21,343	$11,081	$21,247	$21,247
Feb 17	$22,176	$11,392	$22,091	$22,091
Mar 17	$20,892	$11,532	$20,830	$20,830
Apr 17	$19,686	$11,711	$19,640	$19,640
May 17	$18,915	$11,970	$18,873	$18,873
Jun 17	$19,935	$12,024	$19,890	$19,890
Jul 17	$21,306	$12,360	$21,267	$21,267
Aug 17	$22,083	$12,408	$22,051	$22,051
Sep 17	$21,834	$12,647	$21,809	$21,809
Oct 17	$21,928	$12,910	$21,911	$21,911
Nov 17	$21,938	$13,160	$21,927	$21,927
Dec 17	$24,250	$13,372	$24,285	$24,285
Jan 18	$26,226	$14,127	$26,262	$26,262
Feb 18	$26,072	$13,533	$26,120	$26,120
Mar 18	$24,274	$13,244	$24,316	$24,316
Apr 18	$25,669	$13,370	$25,718	$25,718
May 18	$25,367	$13,387	$25,430	$25,430
Jun 18	$24,030	$13,314	$24,102	$24,102
Jul 18	$25,414	$13,716	$25,502	$25,502
Aug 18	$23,404	$13,824	$23,497	$23,497
Sep 18	$24,353	$13,884	$24,473	$24,473
Oct 18	$22,613	$12,843	$22,733	$22,733
Nov 18	$21,298	$13,031	$21,409	$21,409
Dec 18	$19,657	$12,113	$19,755	$19,755
Jan 19	$22,363	$13,070	$22,450	$22,450
Feb 19	$22,566	$13,419	$22,665	$22,665
Mar 19	$22,543	$13,588	$22,656	$22,656
Apr 19	$21,737	$14,047	$21,849	$21,849
May 19	$19,820	$13,214	$19,931	$19,931
Jun 19	$22,081	$14,079	$22,214	$22,214
Jul 19	$21,006	$14,120	$21,140	$21,140
Aug 19	$18,383	$13,785	$18,499	$18,499
Sep 19	$19,117	$14,075	$19,247	$19,247
Oct 19	$19,448	$14,460	$19,588	$19,588
Nov 19	$20,696	$14,813	$20,855	$20,855
Dec 19	$21,824	$15,335	$22,046	$22,046
Jan 20	$19,440	$15,166	$19,613	$19,613
Feb 20	$16,988	$13,941	$17,149	$17,149
Mar 20	$12,679	$12,059	$12,777	$12,777
Apr 20	$13,780	$13,350	$13,890	$13,890
May 20	$15,091	$13,931	$15,221	$15,221
Jun 20	$15,969	$14,376	$16,111	$16,111
Jul 20	$16,562	$15,137	$16,715	$16,715
Aug 20	$17,807	$16,063	$17,995	$17,995
Sep 20	$17,887	$15,545	$18,087	$18,087
Oct 20	$18,542	$15,167	$18,777	$18,777
Nov 20	$23,000	$17,037	$23,300	$23,300
Dec 20	$26,314	$17,828	$26,739	$26,739
Jan 21	$25,559	$17,747	$25,984	$25,984
Feb 21	$28,631	$18,158	$29,121	$29,121
Mar 21	$32,889	$18,643	$33,539	$33,539
Apr 21	$34,966	$19,458	$35,664	$35,663
May 21	$37,301	$19,761	$38,068	$38,068
Jun 21	$36,580	$20,021	$37,356	$37,356
Jul 21	$38,212	$20,159	$39,038	$39,038
Aug 21	$36,896	$20,664	$37,711	$37,711
Sep 21	$32,584	$19,810	$33,296	$33,296
Oct 21	$33,236	$20,821	$34,000	$34,000
Nov 21	$30,666	$20,320	$31,382	$31,382
Dec 21	$33,657	$21,133	$34,451	$34,451
Jan 22	$33,095	$20,095	$33,892	$33,892
Feb 22	$37,953	$19,576	$38,881	$38,881
Mar 22	$42,901	$20,000	$44,032	$44,032
Apr 22	$39,373	$18,399	$40,430	$40,430
May 22	$39,738	$18,420	$40,842	$40,842
Jun 22	$31,301	$16,868	$32,150	$32,150
Jul 22	$34,086	$18,046	$35,018	$35,018
Aug 22	$33,433	$17,381	$34,373	$34,373
Sep 22	$30,142	$15,717	$30,968	$30,968
Oct 22	$33,562	$16,666	$34,490	$34,490
Nov 22	$39,460	$17,958	$40,563	$40,563
Dec 22	$38,326	$17,252	$39,503	$39,503
Jan 23	$45,093	$18,488	$46,514	$46,514
Feb 23	$43,814	$17,958	$45,216	$45,216
Mar 23	$42,322	$18,512	$43,724	$43,724
Apr 23	$40,384	$18,778	$41,742	$41,742
May 23	$36,887	$18,577	$38,154	$38,154
Jun 23	$42,443	$19,656	$43,944	$43,944
Jul 23	$46,859	$20,375	$48,533	$48,533
Aug 23	$44,706	$19,806	$46,336	$46,336
Sep 23	$43,370	$18,987	$44,976	$44,976
Oct 23	$41,514	$18,416	$43,064	$43,064
Nov 23	$46,392	$20,116	$48,147	$48,147
Dec 23	$50,295	$21,082	$52,367	$52,367
Jan 24	$47,331	$21,206	$49,297	$49,297
Feb 24	$48,146	$22,116	$50,171	$50,171
Mar 24	$49,442	$22,810	$51,569	$51,569
Apr 24	$46,897	$22,057	$48,941	$48,941
May 24	$48,669	$22,953	$50,838	$50,838
Jun 24	$45,406	$23,464	$47,445	$47,444
Jul 24	$47,864	$23,843	$50,034	$50,034
Aug 24	$45,491	$24,448	$47,597	$47,597
Sep 24	$48,012	$25,016	$50,248	$50,248
Oct 24	$45,740	$24,455	$47,890	$47,890
Nov 24	$48,534	$25,369	$50,833	$50,833
Dec 24	$41,276	$24,769	$43,274	$43,274
Jan 25	$43,023	$25,600	$45,126	$45,126
Feb 25	$43,952	$25,446	$46,140	$46,140
Mar 25	$43,318	$24,441	$45,497	$45,497
Apr 25	$42,518	$24,669	$44,658	$44,658
May 25	$43,625	$26,087	$45,866	$45,866
Jun 25	$46,751	$27,258	$49,159	$49,159
Jul 25	$48,139	$27,628	$50,641	$50,641
Aug 25	$50,173	$28,310	$52,856	$52,856
Sep 25	$51,183	$29,336	$53,932	$53,932
Oct 25	$55,938	$29,992	$58,968	$58,968
Nov 25	$57,208	$29,989	$60,362	$60,362
Dec 25	$60,742	$30,302	$64,200	$63,364

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Steel ETF	47.16%	18.21%	19.77%
MarketVector™ Global Steel Index	48.36%	19.15%	20.44%
MSCI ACWI Index	22.34%	11.19%	11.72%
NYSE Arca Steel Index	46.43%	18.83%	20.28%

Index data prior to December 22, 2025 reflects that of the NYSE Arca Steel Index. From December 22, 2025 forward, the index data reflects that of the Fund's underlying index, MarketVector Global Steel Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 161,097,156
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 375,907
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$161,097,156 Number of Portfolio Holdings39 Portfolio Turnover Rate107% Advisory Fees Paid$375,907
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Industrials		1.8%
Energy		3.0%
Materials		94.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Rio Tinto PLC	8.3%
BHP Group Ltd.	7.9%
Vale SA	6.9%
Fortescue Ltd.	6.2%
Nucor Corp.	5.9%
Rio Tinto Ltd.	5.8%
ArcelorMittal SA	5.0%
Nippon Steel Corp.	4.6%
Reliance, Inc.	4.4%
Steel Dynamics, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund’s benchmark index became the MarketVector Global Steel Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Material Fund Change Objectives [Text Block]

Effective after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund’s benchmark index became the MarketVector Global Steel Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000051121
Shareholder Report [Line Items]
Fund Name	VanEck Uranium and Nuclear ETF
Class Name	VanEck Uranium and Nuclear ETF
Trading Symbol	NLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$67	0.52%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, nuclear energy and uranium companies benefited from continued growth in electricity demand, driven by increased infrastructure investment and sustained demand from data centers and industrial users.

  The Fund’s exposures to energy and utilities were among the top contributing sectors to performance.

  The United States led the contributions to performance. There were no detractors during the period at the country level.

  The leading individual contributors to performance were Okla, Centrus Energy, Cameco, and Constellation Energy.

  The leading individual detractors from performance were PG&E, encore Energy, and Nano Nuclear Energy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Uranium & Nuclear Energy Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,099	$9,397	$10,045
Feb 16	$10,099	$9,332	$10,075
Mar 16	$10,809	$10,024	$10,775
Apr 16	$10,630	$10,172	$10,655
May 16	$10,685	$10,185	$10,640
Jun 16	$11,151	$10,123	$11,050
Jul 16	$11,145	$10,559	$11,105
Aug 16	$10,696	$10,595	$10,628
Sep 16	$10,762	$10,660	$10,665
Oct 16	$10,690	$10,479	$10,619
Nov 16	$10,354	$10,558	$10,258
Dec 16	$10,887	$10,786	$10,776
Jan 17	$10,928	$11,081	$10,803
Feb 17	$11,251	$11,392	$11,119
Mar 17	$11,400	$11,532	$11,253
Apr 17	$11,317	$11,711	$11,200
May 17	$11,809	$11,970	$11,679
Jun 17	$11,516	$12,024	$11,373
Jul 17	$11,800	$12,360	$11,670
Aug 17	$12,105	$12,408	$11,960
Sep 17	$11,798	$12,647	$11,654
Oct 17	$12,267	$12,910	$12,109
Nov 17	$12,469	$13,160	$12,303
Dec 17	$11,787	$13,372	$11,615
Jan 18	$11,749	$14,127	$11,568
Feb 18	$11,377	$13,533	$11,230
Mar 18	$11,747	$13,244	$11,530
Apr 18	$12,277	$13,370	$12,104
May 18	$12,121	$13,387	$11,943
Jun 18	$12,239	$13,314	$12,055
Jul 18	$12,525	$13,716	$12,328
Aug 18	$12,505	$13,824	$12,318
Sep 18	$12,688	$13,884	$12,492
Oct 18	$12,445	$12,843	$12,264
Nov 18	$12,626	$13,031	$12,427
Dec 18	$12,394	$12,113	$12,177
Jan 19	$12,664	$13,070	$12,429
Feb 19	$12,921	$13,419	$12,682
Mar 19	$12,936	$13,588	$12,689
Apr 19	$12,786	$14,047	$12,546
May 19	$12,255	$13,214	$12,030
Jun 19	$12,741	$14,079	$12,501
Jul 19	$12,405	$14,120	$12,186
Aug 19	$12,306	$13,785	$12,075
Sep 19	$12,443	$14,075	$12,230
Oct 19	$12,248	$14,460	$12,052
Nov 19	$12,044	$14,813	$11,843
Dec 19	$12,449	$15,335	$12,246
Jan 20	$12,757	$15,166	$12,571
Feb 20	$11,899	$13,941	$11,686
Mar 20	$10,099	$12,059	$9,948
Apr 20	$10,892	$13,350	$10,695
May 20	$11,384	$13,931	$11,146
Jun 20	$10,856	$14,376	$10,633
Jul 20	$11,381	$15,137	$11,141
Aug 20	$11,420	$16,063	$11,194
Sep 20	$11,363	$15,545	$11,139
Oct 20	$11,578	$15,167	$11,347
Nov 20	$12,392	$17,037	$12,149
Dec 20	$12,896	$17,828	$12,636
Jan 21	$12,648	$17,747	$12,411
Feb 21	$12,415	$18,158	$12,179
Mar 21	$13,685	$18,643	$13,419
Apr 21	$14,004	$19,458	$13,708
May 21	$14,208	$19,761	$13,872
Jun 21	$13,678	$20,021	$13,389
Jul 21	$13,535	$20,159	$13,250
Aug 21	$14,052	$20,664	$13,748
Sep 21	$13,818	$19,810	$13,549
Oct 21	$14,497	$20,821	$14,192
Nov 21	$14,058	$20,320	$13,776
Dec 21	$14,635	$21,133	$14,302
Jan 22	$14,141	$20,095	$13,804
Feb 22	$14,365	$19,576	$14,051
Mar 22	$15,208	$20,000	$14,867
Apr 22	$14,719	$18,399	$14,425
May 22	$15,084	$18,420	$14,740
Jun 22	$13,904	$16,868	$13,580
Jul 22	$14,793	$18,046	$14,448
Aug 22	$14,999	$17,381	$14,676
Sep 22	$13,744	$15,717	$13,467
Oct 22	$14,327	$16,666	$14,014
Nov 22	$15,164	$17,958	$14,792
Dec 22	$14,942	$17,252	$14,668
Jan 23	$15,807	$18,488	$15,483
Feb 23	$15,012	$17,958	$14,732
Mar 23	$15,088	$18,512	$14,785
Apr 23	$15,353	$18,778	$15,038
May 23	$14,790	$18,577	$14,501
Jun 23	$16,187	$19,656	$15,830
Jul 23	$16,637	$20,375	$16,277
Aug 23	$17,429	$19,806	$17,084
Sep 23	$19,256	$18,987	$18,883
Oct 23	$18,927	$18,416	$18,523
Nov 23	$20,031	$20,116	$19,633
Dec 23	$20,325	$21,082	$19,919
Jan 24	$21,464	$21,206	$21,087
Feb 24	$21,005	$22,116	$20,591
Mar 24	$21,608	$22,810	$21,179
Apr 24	$21,919	$22,057	$21,565
May 24	$24,647	$22,953	$24,127
Jun 24	$22,820	$23,464	$22,397
Jul 24	$22,393	$23,843	$21,941
Aug 24	$21,477	$24,448	$21,059
Sep 24	$23,838	$25,016	$23,368
Oct 24	$25,792	$24,455	$25,323
Nov 24	$27,037	$25,369	$26,476
Dec 24	$23,276	$24,769	$22,839
Jan 25	$25,589	$25,600	$25,126
Feb 25	$22,801	$25,446	$22,308
Mar 25	$21,027	$24,441	$20,580
Apr 25	$22,619	$24,669	$22,132
May 25	$27,870	$26,087	$27,289
Jun 25	$31,687	$27,258	$31,023
Jul 25	$32,786	$27,628	$32,182
Aug 25	$34,006	$28,310	$33,330
Sep 25	$38,751	$29,336	$37,941
Oct 25	$44,372	$29,992	$43,496
Nov 25	$37,165	$29,989	$36,366
Dec 25	$36,296	$30,302	$35,587

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Uranium and Nuclear ETF	55.94%	22.99%	13.76%
MVIS® Global Uranium & Nuclear Energy Index	55.82%	23.01%	13.53%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,602,853,321
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 10,247,077
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,602,853,321 Number of Portfolio Holdings26 Portfolio Turnover Rate42% Advisory Fees Paid$10,247,077
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Industrials		16.1%
Utilities		35.6%
Energy		47.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Cameco Corp.	8.2%
Constellation Energy Corp.	8.2%
BWX Technologies, Inc.	5.5%
Public Service Enterprise Group, Inc.	5.5%
PG&E Corp.	5.3%
CGN Power Co. Ltd.	4.7%
NexGen Energy Ltd.	4.6%
Denison Mines Corp.	4.6%
Oklo, Inc.	4.5%
Centrus Energy Corp.	4.3%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000066397
Shareholder Report [Line Items]
Fund Name	VanEck Vietnam ETF
Class Name	VanEck Vietnam ETF
Trading Symbol	VNM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$87	0.66%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by robust economic growth in Vietnam, improving manufacturing and export activity and a recovery in domestic consumption, despite continued uncertainty around global demand and currency-related pressures.

  The Real Estate sector contributed the most to the Fund’s performance during the period, followed by Financials and Industrials.

  The leading individual contributors to performance were Vingroup Joint Stock Company, Vinhomes Joint Stock Company and VIX Securities Joint Stock Company.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Energy.

  The leading individual detractors from performance were Duc Giang Chemicals Group Joint Stock Company, Vietnam Airlines JSC and Vinh Hoan Corp.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ Vietnam Local Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,456	$9,397	$9,326
Feb 16	$9,395	$9,332	$9,342
Mar 16	$9,469	$10,024	$9,421
Apr 16	$9,795	$10,172	$9,772
May 16	$9,734	$10,185	$9,708
Jun 16	$9,958	$10,123	$9,912
Jul 16	$10,209	$10,559	$10,185
Aug 16	$10,318	$10,595	$10,323
Sep 16	$10,352	$10,660	$10,299
Oct 16	$9,836	$10,479	$9,823
Nov 16	$9,164	$10,558	$9,149
Dec 16	$9,022	$10,786	$9,051
Jan 17	$9,286	$11,081	$9,309
Feb 17	$9,481	$11,392	$9,506
Mar 17	$9,745	$11,532	$9,802
Apr 17	$9,780	$11,711	$9,850
May 17	$9,940	$11,970	$10,016
Jun 17	$10,329	$12,024	$10,416
Jul 17	$10,329	$12,360	$10,422
Aug 17	$10,260	$12,408	$10,359
Sep 17	$10,350	$12,647	$10,440
Oct 17	$11,081	$12,910	$11,184
Nov 17	$11,839	$13,160	$11,948
Dec 17	$12,248	$13,372	$12,383
Jan 18	$13,572	$14,127	$13,699
Feb 18	$13,207	$13,533	$13,389
Mar 18	$13,593	$13,244	$13,814
Apr 18	$12,701	$13,370	$12,880
May 18	$11,689	$13,387	$11,843
Jun 18	$11,168	$13,314	$11,349
Jul 18	$11,428	$13,716	$11,572
Aug 18	$11,667	$13,824	$11,850
Sep 18	$11,850	$13,884	$12,051
Oct 18	$10,761	$12,843	$10,916
Nov 18	$10,979	$13,031	$11,145
Dec 18	$10,515	$12,113	$10,699
Jan 19	$10,919	$13,070	$11,091
Feb 19	$11,635	$13,419	$11,864
Mar 19	$11,755	$13,588	$11,971
Apr 19	$11,876	$14,047	$12,087
May 19	$11,302	$13,214	$11,566
Jun 19	$11,422	$14,079	$11,642
Jul 19	$11,421	$14,120	$11,722
Aug 19	$11,165	$13,785	$11,411
Sep 19	$11,661	$14,075	$11,914
Oct 19	$11,610	$14,460	$11,899
Nov 19	$11,412	$14,813	$11,677
Dec 19	$11,447	$15,335	$11,741
Jan 20	$10,635	$15,166	$11,009
Feb 20	$9,892	$13,941	$10,068
Mar 20	$7,528	$12,059	$7,815
Apr 20	$8,855	$13,350	$9,119
May 20	$9,694	$13,931	$9,936
Jun 20	$9,629	$14,376	$9,841
Jul 20	$9,866	$15,137	$10,145
Aug 20	$10,460	$16,063	$10,797
Sep 20	$10,625	$15,545	$10,908
Oct 20	$10,622	$15,167	$10,905
Nov 20	$11,430	$17,037	$11,795
Dec 20	$12,560	$17,828	$12,967
Jan 21	$12,081	$17,747	$12,544
Feb 21	$12,639	$18,158	$13,090
Mar 21	$12,824	$18,643	$13,242
Apr 21	$13,586	$19,458	$14,117
May 21	$14,039	$19,761	$14,610
Jun 21	$14,817	$20,021	$15,376
Jul 21	$13,887	$20,159	$14,411
Aug 21	$14,080	$20,664	$14,636
Sep 21	$13,878	$19,810	$14,511
Oct 21	$14,653	$20,821	$15,278
Nov 21	$14,907	$20,320	$15,586
Dec 21	$15,389	$21,133	$16,094
Jan 22	$14,293	$20,095	$14,820
Feb 22	$14,141	$19,576	$14,731
Mar 22	$13,682	$20,000	$14,382
Apr 22	$12,392	$18,399	$13,052
May 22	$11,592	$18,420	$12,181
Jun 22	$10,485	$16,868	$10,992
Jul 22	$10,640	$18,046	$11,145
Aug 22	$11,002	$17,381	$11,593
Sep 22	$9,399	$15,717	$9,962
Oct 22	$8,290	$16,666	$8,738
Nov 22	$8,925	$17,958	$9,316
Dec 22	$8,546	$17,252	$9,009
Jan 23	$9,323	$18,488	$9,786
Feb 23	$8,240	$17,958	$8,758
Mar 23	$8,869	$18,512	$9,372
Apr 23	$8,839	$18,778	$9,341
May 23	$9,107	$18,577	$9,676
Jun 23	$9,679	$19,656	$10,255
Jul 23	$10,835	$20,375	$11,507
Aug 23	$11,068	$19,806	$11,788
Sep 23	$9,921	$18,987	$10,584
Oct 23	$8,448	$18,416	$8,975
Nov 23	$9,608	$20,116	$10,234
Dec 23	$9,909	$21,082	$10,586
Jan 24	$9,740	$21,206	$10,439
Feb 24	$10,275	$22,116	$10,959
Mar 24	$10,558	$22,810	$11,194
Apr 24	$9,402	$22,057	$10,087
May 24	$9,770	$22,953	$10,423
Jun 24	$9,337	$23,464	$10,024
Jul 24	$9,279	$23,843	$9,929
Aug 24	$9,663	$24,448	$10,361
Sep 24	$9,791	$25,016	$10,530
Oct 24	$9,205	$24,455	$9,919
Nov 24	$9,044	$25,369	$9,707
Dec 24	$8,899	$24,769	$9,594
Jan 25	$8,908	$25,600	$9,619
Feb 25	$9,220	$25,446	$9,915
Mar 25	$9,615	$24,441	$10,351
Apr 25	$9,215	$24,669	$9,917
May 25	$10,398	$26,087	$11,250
Jun 25	$10,590	$27,258	$11,456
Jul 25	$12,399	$27,628	$13,472
Aug 25	$13,932	$28,310	$15,115
Sep 25	$13,715	$29,336	$14,874
Oct 25	$13,433	$29,992	$14,590
Nov 25	$13,919	$29,989	$15,116
Dec 25	$14,454	$30,302	$15,739

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Vietnam ETF	62.42%	2.85%	3.75%
MarketVector™ Vietnam Local Index	64.05%	3.95%	4.64%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 606,482,036
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,392,301
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$606,482,036 Number of Portfolio Holdings55 Portfolio Turnover Rate48% Advisory Fees Paid$2,392,301
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Energy		1.4%
Information Technology		1.9%
Materials		8.9%
Industrials		12.2%
Consumer Staples		16.8%
Financials		28.7%
Real Estate		29.2%

Largest Holdings [Text Block]

Top Ten Holdings  (% of Total Net Assets)

Vingroup JSC	9.5%
Vinhomes JSC	9.3%
Masan Group Corp.	6.8%
Hoa Phat Group JSC	6.2%
Vietnam Dairy Products JSC	5.2%
SSI Securities Corp.	5.0%
Bank for Foreign Trade of Vietnam JSC	4.8%
VIX Securities JSC	3.6%
Vietjet Aviation JSC	3.3%
Vincom Retail JSC	3.1%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]